                                                 [WELLS FARGO FUNDS LOGO]



Semi-Annual Report
INCOME FUNDS


                                       November 30, 2000




                                       Corporate Bond Fund
                                       Diversified Bond Fund
                                       Income Fund
                                       Income Plus Fund
                                       Intermediate Government Income Fund
                                       Limited Term Government Income Fund
                                       Stable Income Fund
                                       Variable Rate Government Fund

                                                                    INCOME FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDER..........................................................1
---------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
---------------------------------------------------------------------

  CORPORATE BOND FUND..........................................................2

  DIVERSIFIED BOND FUND........................................................4

  INCOME FUND..................................................................6

  INCOME PLUS FUND.............................................................8

  INTERMEDIATE GOVERNMENT INCOME FUND.........................................10

  LIMITED TERM GOVERNMENT INCOME FUND.........................................12

  STABLE INCOME FUND..........................................................14

  VARIABLE RATE GOVERNMENT FUND...............................................16

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  CORPORATE BOND FUND.........................................................18

  DIVERSIFIED BOND FUND.......................................................22

  INCOME FUND.................................................................23

  INCOME PLUS FUND............................................................28

  INTERMEDIATE GOVERNMENT INCOME FUND.........................................33

  LIMITED TERM GOVERNMENT INCOME FUND.........................................35

  STABLE INCOME FUND..........................................................38

  VARIABLE RATE GOVERNMENT FUND...............................................39

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES........................................40

  STATEMENTS OF OPERATIONS....................................................42

  STATEMENTS OF CHANGES IN NET ASSETS.........................................44

  FINANCIAL HIGHLIGHTS........................................................50

NOTES TO FINANCIAL HIGHLIGHTS.................................................54
---------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS.................................................55
---------------------------------------------------------------------

                                CORE PORTFOLIOS

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  MANAGED FIXED INCOME PORTFOLIO..............................................63

  POSITIVE RETURN BOND PORTFOLIO..............................................69

  STABLE INCOME PORTFOLIO.....................................................70

  STRATEGIC VALUE BOND PORTFOLIO..............................................75

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES........................................81

  STATEMENTS OF OPERATIONS....................................................82

  STATEMENTS OF CHANGES IN NET ASSETS.........................................84

  FINANCIAL HIGHLIGHTS........................................................86

NOTES TO FINANCIAL STATEMENTS.................................................87
---------------------------------------------------------------------

LIST OF ABBREVIATIONS.........................................................90
---------------------------------------------------------------------

              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                                    INCOME FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   We are pleased to provide this semi-annual report for the six-month period ended November 30, 2000. The report provides information about your investment in WELLS FARGO INCOME FUNDS, including economic and market trends over the past six months.
   After several quarters of extremely strong growth, the U.S. economy finally began to slow down, primarily as a result of the Federal Reserve Board's (the
  Fed) efforts to ward off inflation. The Fed had raised short-term interest rates six times from mid-1999, until May 2000, and then held them steady between May and November of 2000, as inflation expectations subsided. A summer bond rally ensued, as intermediate-term and long-term interest rates began to fall.
   The rally was temporarily cut short by surging oil prices and the uncertainty surrounding federal budget surpluses. At one point, oil prices reached $35 per barrel, causing investors to worry about inflation. Meanwhile, both major presidential candidates were detailing plans to spend the surplus, either through tax cuts or additional programs. In early 2000, the federal government's plans to retire U.S. Treasury debt due to the surplus and thus make U.S. Treasury bonds scarce, caused them to rally. Any plans to spend the surplus could reverse that trend.
   However, by November, economic data clearly indicated a slowdown, causing bonds to rally again. The result was what bond professionals call an inverted yield curve, which means that yields on very short-term securities, such as money markets, were higher than yields on 10-year U.S. Treasury notes or 30-year U.S. Treasury bonds. This usually takes place when investors no longer worry about inflation -- but may actually be anticipating a severe slowdown.
   Indeed, as the reporting period drew to a close, investors became concerned that the Fed may have overreached. Corporate profits weakened and the stock market became volatile. Meanwhile, the bond market generally benefited. Given the shaky stock market and corporate profit picture, investors sought the safety and quality of U.S. Treasury securities, which outperformed other bond categories. Mortgage-backed and asset-backed bonds also generally provided investors with high quality and high yields. However, corporate bonds performed relatively poorly as investors became concerned about credit quality.
   As we enter 2001, evidence continues to point to a global economic slowdown. In the U.S., consumer spending is subdued, as the wealth effect from the stock market diminishes along with consumer confidence. The Fed, which has been masterful at orchestrating a decade long economic boom, is likely to take action to prevent a recession.
   Bonds should continue to do well in this environment. Corporate bonds, which have been battered during the past year, appear particularly attractive from a price and yield standpoint. Regardless of the economic scenario, we recommend a strategy that emphasizes diversification and balance in a portfolio.
   If you have any questions about your investments or need further information, please contact your financial advisor, or contact us at 1-800-222-8222.
   Again, thank you for choosing WELLS FARGO FUNDS. We value your business and will continue to offer an expanding array of investment options designed to help you achieve your personal goals.

  Sincerely,

/s/ MICHAEL J. HOGAN
MICHAEL J. HOGAN
PRESIDENT
WELLS FARGO FUNDS

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CORPORATE BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Corporate Bond Fund (the Fund) seeks a high level of current income, consistent with reasonable risk.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Jeff Weaver

INCEPTION DATE
  4/1/98

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 7.04%(1) for the six-month period ended November 30, 2000, excluding sales charges, compared to a 7.13% return posted by its benchmark, the Lehman Brothers U.S. Credit Index(2). The Fund's
  Class A shares distributed $0.32 per share in dividend income and no capital gains during the six-month period. Please keep in mind that past performance is no guarantee of future results.
   Interest rates continued to decline over the last six months as investors grappled with an economic slowdown, disappointing corporate earnings, stock market volatility and domestic political uncertainty. Throughout this period, corporate bonds did not perform as well as U.S. Treasury securities due to investor concerns regarding credit risk. With the differential between investment-grade corporate bond prices and U.S. Treasury bonds at all time highs, investors appeared to be expecting a worst case scenario for the economy.
   Meanwhile, the Fund benefited from a longer than average maturity. Longer maturity bonds perform well in a falling interest rate environment because investors have locked in higher yields.
   Earlier in the period, the Fund made two major refinements to its investment process. First, a new credit selection system designed to improve the management of credit risk was implemented. The new system requires a more participative approval process between credit analysts and portfolio managers. Second, a new risk management process was implemented that increases diversification of credit risk based on an individual issuer's credit strength. This policy will reduce exposure to individual issuers but will not reduce the Fund's ability to take credit risk where appropriate.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   With the U.S. economy slowing, the Fund expects the Federal Reserve Board to avert a possible recession by easing the monetary policy in the first half of 2001. As a result, interest rates should trend downward, continuing the positive environment for bonds. Because the average high-yield bond has generally produced income above 14%, this sector represents a possible current opportunity for the Fund. Going forward, the Fund will continue to use a diversified approach that focuses on quality assets and sectors with attractive yields.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Class C shares of the Wells Fargo Corporate Bond Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Corporate Bond Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%. Class B and
Class C share performance including sales charge assumes the sales charge for the corresponding period.
2

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2000)
--------------------------------------------------------------------------------

                                      Excluding Sales Charge                Including Sales Charge
                           --------------------------------------------  ----------------------------
                                                                Since                         Since
                           6-Month*  Year-to-Date   1-Year    Inception  6-Month*  1-Year   Inception
CLASS A                       7.04         4.97       4.69        2.95      2.23    (0.07)      1.20
CLASS B                       6.76         4.25       4.02        2.24      1.76    (0.86)      1.25
CLASS C                       6.64         4.25       4.02        2.18      5.64     3.04       2.18
BENCHMARK
  LEHMAN BROTHERS U.S.
    CREDIT INDEX(2)           7.13         7.31       6.74      4.52(3)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF NOVEMBER 30, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                          65%
NUMBER OF HOLDINGS                           94
AVERAGE CREDIT QUALITY(5)                    A1
WEIGHTED AVERAGE COUPON                    7.77%
ESTIMATED WEIGHTED AVERAGE
  MATURITY                              12.60 YEARS
ESTIMATED AVERAGE DURATION               6.10 YEARS
NAV (A, B, C)                       $9.01, $9.02, $9.01
DISTRIBUTION RATE(6) (A, B, C)      6.77%, 6.33%, 6.33%
SEC YIELD(7) (A, B, C)              6.35%, 5.91%, 5.91%

  PORTFOLIO ALLOCATION(8)
  (AS OF NOVEMBER 30, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds              66%

U.S. Treasury Bonds & Notes  22%

FNMA                          9%

Cash Equivalents              3%

  GROWTH OF $10,000 INVESTMENT(4)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       WELLS FARGO CORPORATE  LEHMAN BROTHERS U.S.
          BOND -- CLASS A         CREDIT INDEX

3/98                  $9,550               $10,000

4/98                  $9,549               $10,063

5/98                  $9,650               $10,183

6/98                  $9,740               $10,258

7/98                  $9,768               $10,248

8/98                  $9,768               $10,296

9/98                 $10,103               $10,630

10/98                 $9,990               $10,466

11/98                $10,168               $10,663

12/98                $10,220               $10,694

1/99                 $10,314               $10,800

2/99                 $10,079               $10,543

3/99                 $10,183               $10,618

4/99                 $10,208               $10,649

5/99                 $10,042               $10,507

6/99                  $9,979               $10,452

7/99                  $9,950               $10,394

8/99                  $9,845               $10,369

9/99                  $9,936               $10,481

10/99                 $9,900               $10,530

11/99                 $9,860               $10,541

12/99                 $9,834               $10,485

1/00                  $9,785               $10,448

2/00                  $9,883               $10,545

3/00                 $10,009               $10,635

4/00                  $9,816               $10,541

5/00                  $9,643               $10,502

6/00                  $9,911               $10,766

7/00                 $10,058               $10,896

8/00                 $10,130               $11,032

9/00                 $10,156               $11,091

10/00                $10,183               $11,102

11/00                $10,322               $11,246

--------------------------------------------------------------------------------
(2) The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3)  The published return closest to Fund's inception date of April 1, 1998.
(4) The chart compares the performance of the Wells Fargo Corporate Bond Fund Class A shares since inception with the Lehman Brothers U.S. Credit Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.
(5) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8)  Portfolio holdings are subject to change.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Diversified Bond Fund (the Fund) seeks total return by diversifying its investments among different fixed-income investment styles.

ADVISOR
  Wells Fargo Bank, N.A.

FUND MANAGERS
  Collectively Managed

INCEPTION DATE
  12/31/82

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares returned 7.83%(1) for the six-month period ended November 30, 2000. The Fund outperformed its benchmark, Lehman Brothers Aggregate Bond Index(2), which posted a 7.58% return during the period. The Fund's Institutional Class shares distributed $1.67 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   When the Federal Reserve Board (the Fed) voted to leave interest rates alone at its June 2000, meeting, the bond market took comfort and began a summer long rally. Bond prices rose and yields fell across the board. Because long term bonds are more sensitive to interest rate changes, they dramatically outperformed during this period. By September, oil price worries and uncertainty about post election budget surpluses derailed the rally and increased volatility. But economic data released in November began to show unmistakable signs of an economic slowdown. This gave the bond market a signal to resume speed and bond prices rose again.
   While U.S. Treasury bonds performed very well, investment-grade and high-yield corporate bonds lagged as investors, concerned about a slowing U.S. economy and weakening profits, shied away from credit risk. Positions in several corporate issuers were eliminated due to weakening credit fundamentals. Meanwhile, mortgage- and asset-backed bonds, which offer attractive premiums over U.S. Treasury bond yields without the credit risk of corporate bonds, produced strong results.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Evidence continues to point to a slowdown in the global economy resulting from tighter monetary policies worldwide and the impact of higher energy prices. In the U.S., record debt levels and spent up consumer demand have dampened spending while the recent stock market correction is taking its toll on consumer confidence. The result is slowing growth domestically, which impacts global demand and reinforces the slowdown.
   Because of the Fed's recent shift away from a restrictive monetary policy, lower interest rates are likely which will aid fixed-income performance. Due to investor concerns about weaker economic conditions, investment-grade corporate bond prices are attractive, while high-yield bonds currently offer more than 14%. However, security selection and broad diversification remain keys to potential success in these markets.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Institutional Class shares of the Wells Fargo Diversified Bond Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of Norwest Advantage Diversified Bond Fund, its predecessor fund.
  Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. Institutional Class shares are sold without sales charges.
4

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2000)
--------------------------------------------------------------------------------

                           6-Month*  Year-To-Date   1-Year    5-Year  10-Year
CLASS I                       7.83        10.82      10.71     6.56     6.83
BENCHMARK
  LEHMAN BROTHERS
    AGGREGATE BOND
    INDEX(2)                  7.58         9.59       9.06     6.36     7.93

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF NOVEMBER 30, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                          45%
NUMBER OF HOLDINGS                          237
WEIGHTED AVERAGE COUPON                    6.69%
ESTIMATED WEIGHTED AVERAGE
  MATURITY                              13.10 YEARS
ESTIMATED AVERAGE DURATION               6.70 YEARS
NAV (I)                                    $25.50
SEC YIELD(4) (I)                           6.09%

  PORTFOLIO ALLOCATION(5)
  (AS OF NOVEMBER 30, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury Bonds & Notes         32%

Corporate Bonds                     20%

Federal Agencies                    16%

Asset-Backed Securities             12%

Collateralized Mortgage Securities   9%

Cash Equivalents                     6%

Municipal Bonds                      3%

Variable/Floating Rate Bonds         2%

  GROWTH OF $10,000 INVESTMENT(3)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       WELLS FARGO DIVERSIFIED  LEHMAN BROTHERS AGGREGATE

               Bond -- Class I                 Bond Index

11/90                  $10,000                    $10,000

12/90                  $10,100                    $10,156

1/91                   $10,191                    $10,282

2/91                   $10,262                    $10,369

3/91                   $10,377                    $10,441

4/91                   $10,458                    $10,554

5/91                   $10,512                    $10,615

6/91                   $10,552                    $10,610

7/91                   $10,645                    $10,757

8/91                   $10,818                    $10,989

9/91                   $10,960                    $11,212

10/91                  $11,057                    $11,337

11/91                  $11,157                    $11,441

12/91                  $11,272                    $11,781

1/92                   $11,271                    $11,621

2/92                   $11,321                    $11,696

3/92                   $11,338                    $11,631

4/92                   $11,430                    $11,714

5/92                   $11,580                    $11,935

6/92                   $11,797                    $12,100

7/92                   $11,695                    $12,347

8/92                   $11,845                    $12,472

9/92                   $12,018                    $12,620

10/92                  $11,897                    $12,452

11/92                  $11,957                    $12,455

12/92                  $12,089                    $12,653

1/93                   $12,134                    $12,896

2/93                   $12,208                    $13,121

3/93                   $12,280                    $13,176

4/93                   $12,358                    $13,268

5/93                   $12,356                    $13,285

6/93                   $12,541                    $13,525

7/93                   $12,592                    $13,602

8/93                   $12,819                    $13,840

9/93                   $12,894                    $13,878

10/93                  $12,935                    $13,930

11/93                  $12,816                    $13,812

12/93                  $12,880                    $13,887

1/94                   $13,019                    $14,074

2/94                   $12,814                    $13,830

3/94                   $12,630                    $13,489

4/94                   $12,596                    $13,381

5/94                   $12,551                    $13,379

6/94                   $12,549                    $13,350

7/94                   $12,691                    $13,615

8/94                   $12,689                    $13,632

9/94                   $12,620                    $13,431

10/94                  $12,585                    $13,419

11/94                  $12,552                    $13,389

12/94                  $12,617                    $13,482

1/95                   $12,752                    $13,749

2/95                   $12,932                    $14,075

3/95                   $13,017                    $14,162

4/95                   $13,122                    $14,360

5/95                   $13,447                    $14,915

6/95                   $13,577                    $15,025

7/95                   $13,587                    $14,991

8/95                   $13,697                    $15,172

9/95                   $13,817                    $15,319

10/95                  $13,962                    $15,519

11/95                  $14,097                    $15,751

12/95                  $14,218                    $15,972

1/96                   $14,304                    $16,078

2/96                   $14,116                    $15,799

3/96                   $14,019                    $15,689

4/96                   $13,960                    $15,601

5/96                   $13,992                    $15,569

6/96                   $14,127                    $15,778

7/96                   $14,159                    $15,822

8/96                   $14,148                    $15,795

9/96                   $14,342                    $16,070

10/96                  $14,594                    $16,426

11/96                  $14,820                    $16,708

12/96                  $14,706                    $16,552

1/97                   $14,724                    $16,603

2/97                   $14,730                    $16,644

3/97                   $14,555                    $16,460

4/97                   $14,747                    $16,706

5/97                   $14,863                    $16,864

6/97                   $15,026                    $17,064

7/97                   $15,537                    $17,524

8/97                   $15,275                    $17,375

9/97                   $15,560                    $17,631

10/97                  $15,902                    $17,887

11/97                  $16,001                    $17,969

12/97                  $16,211                    $18,150

1/98                   $16,470                    $18,383

2/98                   $16,408                    $18,369

3/98                   $16,439                    $18,432

4/98                   $16,507                    $18,529

5/98                   $16,705                    $18,704

6/98                   $16,921                    $18,863

7/98                   $16,903                    $18,903

8/98                   $17,379                    $19,211

9/98                   $17,818                    $19,661

10/98                  $17,595                    $19,557

11/98                  $17,675                    $19,668

12/98                  $17,685                    $19,727

1/99                   $17,792                    $19,868

2/99                   $17,372                    $19,521

3/99                   $17,459                    $19,629

4/99                   $17,512                    $19,691

5/99                   $17,399                    $19,519

6/99                   $17,352                    $19,456

7/99                   $17,332                    $19,374

8/99                   $17,312                    $19,364

9/99                   $17,452                    $19,589

10/99                  $17,472                    $19,661

11/99                  $17,492                    $19,660

12/99                  $17,475                    $19,565

1/00                   $17,497                    $19,501

2/00                   $17,817                    $19,737

3/00                   $18,202                    $19,996

4/00                   $18,052                    $19,939

5/00                   $17,959                    $19,930

6/00                   $18,337                    $20,345

7/00                   $18,536                    $20,530

8/00                   $18,835                    $20,828

9/00                   $18,835                    $20,959

10/00                  $18,985                    $21,097

11/00                  $19,365                    $21,443

--------------------------------------------------------------------------------
(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The chart compares the performance of the Wells Fargo Diversified Bond Fund Institutional Class shares for the most recent ten years with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.
(4) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(5) This chart represents the composite of the Portfolio allocations of the core portfolios in which the Fund invests. Portfolio holdings are subject to change.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Income Fund (the Fund) seeks current income and total return.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Margie Grace, CFA
  Mark Walter

INCEPTION DATE
  6/9/87

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 7.54%(1) for the six-month period ended November 30, 2000, excluding sales charges. In comparison, the Lehman Brothers Aggregate Bond Index(2), the Fund's benchmark, returned 7.58% during the period. The Fund's Class A shares distributed $0.29 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   During the period, the fixed-income markets proved to be a profitable haven for investors. Although stock markets were battered by concerns over weakening corporate profits, bond markets rallied. As concerns about inflation decreased in a slowing economic environment, intermediate-term bond yields fell about one percentage point while long-term bond yields declined about 0.40%.
   The strategy of focusing the Fund's investments in securities with intermediate-term maturities proved successful during the period. The Fund also benefited from an emphasis in U.S. Treasury securities, the best performing fixed-income sector during the past six-month, 12-month and 3-year periods. Meanwhile, the Fund de-emphasized investments in corporate bonds, which performed poorly as investors became concerned about credit risk.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Federal Reserve Board is expected to begin a series of interest rate reductions to stimulate the U.S. economy, which has become sluggish in recent months. The Fund's emphasis on quality in an uncertain economic environment should remain a positive factor. In addition, the Fund is likely to benefit from its emphasis on longer-maturity bonds that benefit in a declining interest rate environment.
   The yield curve, which describes the relationship between bond maturities and yields, offers pockets of opportunity for investors. Regardless of market conditions, the Fund will continue to employ yield curve strategies to attempt to enhance total return.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Income Fund (the accounting survivor of a merger of the Norwest Advantage Income, Total Return Bond and Performa Strategic Value Bond Funds at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage and Performa Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front- end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the sales charge for the corresponding period. Institutional Class shares are sold without sales charges.
6

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2000)
--------------------------------------------------------------------------------

                                            Excluding Sales Charge                          Including Sales Charge
                           --------------------------------------------------------  ------------------------------------
                           6-Month*  Year-To-Date   1-Year     5-Year     10-Year    6-Month*  1-Year   5-Year   10-Year
CLASS A                       7.54         8.57       7.84       5.32        7.04       2.70     2.99     4.35      6.55
CLASS B                       7.27         7.83       7.16       4.54        6.23       2.27     2.16     4.22      6.23
INSTITUTIONAL CLASS           7.68         8.82       8.11       5.37        7.05
BENCHMARK
  LEHMAN BROTHERS
    AGGREGATE BOND
    INDEX(2)                  7.58         9.59       9.06       6.36        7.93

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF NOVEMBER 30, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                          51%
NUMBER OF HOLDINGS                          116
AVERAGE CREDIT QUALITY(4)                    AA
WEIGHTED AVERAGE COUPON                    7.91%
ESTIMATED WEIGHTED AVERAGE
  LIFE                                   9.90 YEARS
ESTIMATED DURATION                       5.90 YEARS
NAV (A, B, I)                       $9.23, $9.22, $9.22
DISTRIBUTION RATE(5) (A, B, I)      5.93%, 5.46%, 6.46%
SEC YIELD(6) (A, B, I)              5.61%, 5.13%, 6.13%

  PORTFOLIO ALLOCATION(7)
  (AS OF NOVEMBER 30, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury Bonds & Notes  46%

Corporate Bonds              40%

Federal Agencies             13%

Cash Equivalents              1%

  GROWTH OF $10,000 INVESTMENT(3)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO       LEHMAN BROTHERS        WELLS FARGO
       INCOME -- CLASS A  AGGREGATE BOND INDEX  INCOME -- CLASS I

11/90             $9,550               $10,000            $10,000

12/90             $9,680               $10,156            $10,137

1/91              $9,804               $10,282            $10,266

2/91              $9,978               $10,369            $10,448

3/91             $10,081               $10,441            $10,556

4/91             $10,201               $10,554            $10,682

5/91             $10,262               $10,615            $10,746

6/91             $10,253               $10,610            $10,736

7/91             $10,398               $10,757            $10,888

8/91             $10,655               $10,989            $11,157

9/91             $10,890               $11,212            $11,403

10/91            $11,016               $11,337            $11,535

11/91            $11,150               $11,441            $11,676

12/91            $11,507               $11,781            $12,049

1/92             $11,379               $11,621            $11,916

2/92             $11,411               $11,696            $11,949

3/92             $11,360               $11,631            $11,896

4/92             $11,419               $11,714            $11,957

5/92             $11,656               $11,935            $12,205

6/92             $11,813               $12,100            $12,370

7/92             $12,158               $12,347            $12,731

8/92             $12,252               $12,472            $12,829

9/92             $12,473               $12,620            $13,060

10/92            $12,278               $12,452            $12,857

11/92            $12,260               $12,455            $12,838

12/92            $12,422               $12,653            $13,008

1/93             $12,644               $12,896            $13,240

2/93             $12,871               $13,121            $13,477

3/93             $12,911               $13,176            $13,520

4/93             $13,015               $13,268            $13,628

5/93             $12,992               $13,285            $13,604

6/93             $13,179               $13,525            $13,800

7/93             $13,230               $13,602            $13,854

8/93             $13,449               $13,840            $14,065

9/93             $13,473               $13,878            $14,090

10/93            $13,510               $13,930            $14,129

11/93            $13,473               $13,812            $14,090

12/93            $13,529               $13,887            $14,148

1/94             $13,651               $14,074            $14,262

2/94             $13,446               $13,830            $14,062

3/94             $13,187               $13,489            $13,776

4/94             $12,912               $13,381            $13,502

5/94             $12,787               $13,379            $13,372

6/94             $12,740               $13,350            $13,322

7/94             $12,907               $13,615            $13,497

8/94             $12,927               $13,632            $13,518

9/94             $12,707               $13,431            $13,288

10/94            $12,671               $13,419            $13,249

11/94            $12,499               $13,389            $13,069

12/94            $12,581               $13,482            $13,155

1/95             $12,778               $13,749            $13,361

2/95             $13,060               $14,075            $13,657

3/95             $13,142               $14,162            $13,742

4/95             $13,368               $14,360            $13,979

5/95             $13,873               $14,915            $14,507

6/95             $13,937               $15,025            $14,559

7/95             $13,877               $14,991            $14,511

8/95             $14,055               $15,172            $14,698

9/95             $14,191               $15,319            $14,840

10/95            $14,368               $15,519            $15,025

11/95            $14,550               $15,751            $15,216

12/95            $14,763               $15,972            $15,438

1/96             $14,835               $16,078            $15,514

2/96             $14,516               $15,799            $15,179

3/96             $14,394               $15,689            $15,052

4/96             $14,271               $15,601            $14,923

5/96             $14,232               $15,569            $14,882

6/96             $14,412               $15,778            $15,070

7/96             $14,446               $15,822            $15,106

8/96             $14,396               $15,795            $15,054

9/96             $14,630               $16,070            $15,315

10/96            $14,963               $16,426            $15,647

11/96            $15,219               $16,708            $15,915

12/96            $15,045               $16,552            $15,733

1/97             $15,065               $16,603            $15,754

2/97             $15,064               $16,644            $15,769

3/97             $14,852               $16,460            $15,531

4/97             $15,080               $16,706            $15,769

5/97             $15,198               $16,864            $15,909

6/97             $15,395               $17,064            $16,098

7/97             $15,975               $17,524            $16,705

8/97             $15,712               $17,375            $16,430

9/97             $16,011               $17,631            $16,743

10/97            $16,314               $17,887            $17,060

11/97            $16,399               $17,969            $17,149

12/97            $16,588               $18,150            $17,347

1/98             $16,846               $18,383            $17,616

2/98             $16,757               $18,369            $17,523

3/98             $16,795               $18,432            $17,563

4/98             $16,864               $18,529            $17,636

5/98             $17,092               $18,704            $17,875

6/98             $17,266               $18,863            $18,056

7/98             $17,267               $18,903            $18,057

8/98             $17,585               $19,211            $18,390

9/98             $18,080               $19,661            $18,909

10/98            $17,902               $19,557            $18,721

11/98            $18,024               $19,668            $18,850

12/98            $18,077               $19,727            $18,905

1/99             $18,200               $19,868            $19,053

2/99             $17,664               $19,521            $18,473

3/99             $17,793               $19,629            $18,607

4/99             $17,809               $19,691            $18,644

5/99             $17,572               $19,519            $18,376

6/99             $17,440               $19,456            $18,238

7/99             $17,385               $19,374            $18,180

8/99             $17,312               $19,364            $18,104

9/99             $17,463               $19,589            $18,261

10/99            $17,484               $19,661            $18,304

11/99            $17,483               $19,660            $18,285

12/99            $17,366               $19,565            $18,166

1/00             $17,327               $19,501            $18,129

2/00             $17,536               $19,737            $18,372

3/00             $17,848               $19,996            $18,682

4/00             $17,688               $19,939            $18,519

5/00             $17,531               $19,930            $18,358

6/00             $17,924               $20,345            $18,773

7/00             $18,102               $20,530            $18,964

8/00             $18,381               $20,828            $19,260

9/00             $18,396               $20,959            $19,279

10/00            $18,494               $21,097            $19,387

11/00            $18,854               $21,443            $19,768

6/00             $17,924               $20,345            $18,773

7/00             $18,102               $20,530            $18,964

8/00             $18,381               $20,828            $19,260

9/00             $18,396               $20,959            $19,279

10/00            $18,494               $21,097            $19,387

11/00            $18,854               $21,443            $19,768

--------------------------------------------------------------------------------
(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage- Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The chart compares the performance of the Wells Fargo Income Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.
(4) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(6) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(7)  Portfolio holdings are subject to change.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INCOME PLUS FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Income Plus Fund (the Fund) seeks to maximize income while maintaining prospects for capital appreciation.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Graham Allen, FCMA
  Daniel Kokoszka, CFA
  Scott Smith, CFA

INCEPTION DATE
  7/13/98

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 3.83%(1) for the six-month period ended November 30, 2000, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index(2), which posted a 7.58% return during the period. The Fund's Class A shares distributed $0.47 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The slowdown in U.S. economic growth broadened and deepened during the closing months of 2000, heightening the risk of a hard, rather than soft, landing. Slowing income growth, recent declines in household wealth and a tightening credit squeeze have added to the economy's downside risks.
   The Fund invests in bonds from many different sectors, including investment-grade debt such as U.S. Government securities, corporate bonds and mortgage-backed securities, as well as high-yield bonds and emerging markets, euro high-yield and non-U.S. dollar sovereign debt. The non-U.S. dollar sovereign bond sector is comprised of AAA- and AA-rated securities issued by European countries. Although these bonds are denominated in foreign currencies, they are hedged to eliminate exchange rate risk.
   The Fund's performance was hampered to the extent that it was invested in credit sensitive issues, as investors became concerned about a slowing U. S. economy. In the first quarter 2000, the Fund re-evaluated its structure, choosing a more global, diversified asset allocation. This revised global strategy established a core presence in those sectors that offered the most opportunities for maximizing income while maintaining the prospects for capital appreciation. During the last six-month period, the Fund saw a gain against its benchmark from the May 31, 2000, reporting period versus the current November 30, 2000, reporting period. This upturn in its performance from a (5.56)% for the period ended May 31, to a 2.43% for the current period, reflects the change in Fund strategy.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund believes that the U.S. economy stands a reasonably good chance of avoiding a recession in 2001. Falling interest rates are already underpinning housing and other interest rate sensitive sectors of the economy. Moreover, subdued inflation is allowing the Federal Reserve Board to begin easing the monetary environment. As always, the Fund will continue to make tactical adjustments to each asset category, capitalizing on opportunities while emphasizing diversification.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Class C shares of the Wells Fargo Income Plus Fund prior to November 8, 1999, reflects performance of the
Class A, Class B and Class C shares of the Stagecoach Strategic Income Fund, its predecessor fund. Effective at close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum sales charge for Class C shares is 1.00%. Class B and C share performance including sales charge assumes the sales charge for the corresponding period.
8

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2000)
--------------------------------------------------------------------------------

                                      Excluding Sales Charge                Including Sales Charge
                           --------------------------------------------  ----------------------------
                                                                Since                         Since
                           6-Month*  Year-to-Date   1-Year    Inception  6-Month*  1-Year   Inception
CLASS A                       3.83         0.63       0.85        0.22     (0.85)   (3.73)     (1.70)
CLASS B                       3.44        (0.04)      0.11       (0.48)    (1.52)   (4.53)     (1.56)
CLASS C                       3.44        (0.04)      0.11       (0.48)     2.45    (0.82)     (0.48)
BENCHMARK
  LEHMAN BROTHERS
    AGGREGATE BOND
    INDEX(2)                  7.58         9.59       9.06      5.44(3)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF NOVEMBER 30, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                          28%
NUMBER OF HOLDINGS                          117
AVERAGE CREDIT QUALITY(5)                    A1
WEIGHTED AVERAGE COUPON                    8.12%
ESTIMATED WEIGHTED AVERAGE
  MATURITY                               8.90 YEARS
ESTIMATED AVERAGE DURATION               5.30 YEARS
NAV (A, B, C)                      $10.53, $10.54, $10.54
DISTRIBUTION RATE(6) (A, B, C)      8.81%, 8.48%, 8.48%
SEC YIELD(7) (A, B, C)              7.42%, 7.01%, 7.02%

  PORTFOLIO ALLOCATION(8)
  (AS OF NOVEMBER 30, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds                     41%

U.S. Treasury Bonds & Notes         25%

Federal Agencies                    16%

Foreign Government Bonds            11%

Cash Equivalents                     4%

Collateralized Mortgage Securities   2%

Other                                1%

  GROWTH OF $10,000 INVESTMENT(4)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       WELLS FARGO INCOME PLUS -- CLASS A  LEHMAN BROTHERS AGGREGATE BOND INDEX

6/98                               $9,550                               $10,000

7/98                               $9,512                               $10,021

8/98                               $9,382                               $10,184

9/98                               $9,709                               $10,423

10/98                              $9,637                               $10,368

11/98                              $9,844                               $10,426

12/98                              $9,883                               $10,458

1/99                               $9,945                               $10,533

2/99                               $9,764                               $10,349

3/99                               $9,810                               $10,406

4/99                               $9,976                               $10,439

5/99                               $9,855                               $10,348

6/99                               $9,790                               $10,315

7/99                               $9,717                               $10,271

8/99                               $9,594                               $10,265

9/99                               $9,649                               $10,385

10/99                              $9,502                               $10,423

11/99                              $9,519                               $10,422

12/99                              $9,539                               $10,372

1/00                               $9,415                               $10,338

2/00                               $9,482                               $10,463

3/00                               $9,444                               $10,601

4/00                               $9,387                               $10,571

5/00                               $9,246                               $10,566

6/00                               $9,435                               $10,785

7/00                               $9,567                               $10,884

8/00                               $9,627                               $11,041

9/00                               $9,651                               $11,111

10/00                              $9,546                               $11,184

11/00                              $9,600                               $11,368

--------------------------------------------------------------------------------
(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3)  The published return closest to Fund's inception date of July 13, 1998.
(4) The chart compares the performance of the Wells Fargo Income Plus Fund Class A shares since inception with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.
(5) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8)  Portfolio holdings are subject to change.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Intermediate Government Income Fund (the Fund) seeks current income, consistent with safety of principal.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Margie Grace, CFA

INCEPTION DATE
  12/31/82

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 7.16%(1) for the six-month period ended November 30, 2000, excluding sales charges. The Fund outperformed its benchmark, the Lehman Brothers Intermediate U.S. Government Index(2), which returned 6.57% for the period. The Fund's Class A shares distributed $0.34 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   During the six-month period ended November 30, 2000, the fixed-income markets were a profitable haven for investors. As investors became less concerned about inflation in a slowing economic environment, intermediate bond yields fell about one percentage point. Since bond prices move inversely to yields, bond returns were strong.
   The Fund outperformed its benchmark in part due to an emphasis on U.S. Treasury notes, which outperformed mortgage-backed securities, the other major component of the Lehman index. Another beneficial factor was that the Fund's average maturity was longer than the benchmark. In a period of declining interest rates, a longer than average maturity is advantageous because higher yields are locked in for a longer period of time.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Federal Reserve Board is expected to begin a series of interest rate reductions to stimulate the U.S. economy, which has become sluggish in recent months. The Fund's emphasis on the quality inherent in U.S. Government securities in an uncertain economic environment should remain a positive factor. In addition, the Fund is likely to benefit because of its emphasis on longer maturity bonds that benefit in a declining interest rate environment.
   The yield curve, which describes the relationship between bond maturities and yields, offers pockets of opportunity for investors. Regardless of market conditions, the Fund will continue to employ yield curve strategies to enhance total return. For example, the Fund may use a bullet strategy, in which investments are focused on intermediate maturity bonds, rather than a barbell structure, in which the portfolio holds bonds in short and long maturities, resulting in an average maturity in the intermediate range. A bullet strategy is often more appropriate in a falling interest rate environment.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class A and Class B shares of the Wells Fargo Intermediate Government Income Fund for periods prior to November 8, 1999, reflects performance of the Class A and Class B shares of the Norwest Advantage Intermediate Government Income Fund (the accounting survivor of a merger of the Norwest Fund and the Stagecoach U.S. Government Income and U.S. Government Allocation Funds at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds and Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class A shares sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 17, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares of the Fund for periods prior to November 8, 1999, reflects performance of the Class B shares of the predecessor fund adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to
November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance of the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%. Class B and
Class C share performance including sales charge assumes the sales charge for the corresponding period.
  Institutional Class shares are sold without sales charges. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's prospectus.
10

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2000)
--------------------------------------------------------------------------------

                                       Excluding Sales Charge                    Including Sales Charge
                           -----------------------------------------------  ---------------------------------
                           6-Month*  Year-to-Date  1-Year  5-Year  10-Year  6-Month*  1-Year  5-Year  10-Year
CLASS A                       7.16         9.09     8.48    5.79     6.43      2.34    3.60    4.82     5.94
CLASS B                       6.76         8.27     7.68    5.00     5.64      1.76    2.68    4.71     5.64
CLASS C                       6.68         8.29     7.61    4.98     5.63      5.68    6.61    4.98     5.63
INSTITUTIONAL CLASS           7.31         9.37     8.76    5.85     6.46
BENCHMARK
  LEHMAN BROTHERS
    INTERMEDIATE U.S.
    GOVERNMENT INDEX(2)       6.57         8.56     8.22    6.02     7.15

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF NOVEMBER 30, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                           8%
NUMBER OF HOLDINGS                           62
AVERAGE CREDIT QUALITY(4)                   AAA
WEIGHTED AVERAGE COUPON                    7.70%
ESTIMATED WEIGHTED AVERAGE
  MATURITY                               7.70 YEARS
ESTIMATED AVERAGE DURATION               4.60 YEARS
                                  $10.97, $10.96, $10.95,
NAV (A, B, C, I)                           $10.97
DISTRIBUTION RATE(5)
  (A, B, C, I)                   5.60%, 5.16%, 5.17%, 6.13%
SEC YIELD(6)
  (A, B, C, I)                   5.25%, 4.76%, 4.76%, 5.78%

  PORTFOLIO ALLOCATION(7)
  (AS OF NOVEMBER 30, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury Bonds & Notes  62%

Federal Agencies             38%

  GROWTH OF $10,000 INVESTMENT(3)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             WELLS FARGO        LEHMAN BROTHERS         WELLS FARGO
       INTERMEDIATE GOVERNMENT    INTERMEDIATE    INTERMEDIATE GOVERNMENT
       INCOME FUND -- CLASS A   GOVERNMENT INDEX  INCOME FUND -- CLASS I

11/90                   $9,550           $10,000                  $10,000

12/90                   $9,663           $10,138                  $10,118

1/91                    $9,751           $10,242                  $10,210

2/91                    $9,808           $10,305                  $10,270

3/91                    $9,855           $10,362                  $10,319

4/91                    $9,957           $10,468                  $10,426

5/91                   $10,013           $10,527                  $10,485

6/91                    $9,989           $10,535                  $10,460

7/91                   $10,097           $10,649                  $10,573

8/91                   $10,301           $10,851                  $10,786

9/91                   $10,502           $11,036                  $10,997

10/91                  $10,603           $11,162                  $11,103

11/91                  $10,733           $11,292                  $11,239

12/91                  $11,016           $11,567                  $11,535

1/92                   $10,857           $11,456                  $11,369

2/92                   $10,884           $11,491                  $11,397

3/92                   $10,824           $11,446                  $11,334

4/92                   $10,921           $11,548                  $11,435

5/92                   $11,073           $11,721                  $11,595

6/92                   $11,233           $11,890                  $11,762

7/92                   $11,453           $12,118                  $11,993

8/92                   $11,587           $12,241                  $12,133

9/92                   $11,749           $12,410                  $12,303

10/92                  $11,588           $12,261                  $12,134

11/92                  $11,549           $12,211                  $12,093

12/92                  $11,676           $12,368                  $12,226

1/93                   $11,886           $12,598                  $12,446

2/93                   $12,088           $12,784                  $12,658

3/93                   $12,167           $12,831                  $12,740

4/93                   $12,271           $12,931                  $12,850

5/93                   $12,255           $12,896                  $12,833

6/93                   $12,431           $13,083                  $13,016

7/93                   $12,455           $13,109                  $13,042

8/93                   $12,656           $13,304                  $13,252

9/93                   $12,732           $13,358                  $13,332

10/93                  $12,769           $13,390                  $13,371

11/93                  $12,660           $13,324                  $13,257

12/93                  $12,722           $13,379                  $13,322

1/94                   $12,836           $13,511                  $13,441

2/94                   $12,577           $13,326                  $13,169

3/94                   $12,305           $13,131                  $12,885

4/94                   $12,090           $13,046                  $12,659

5/94                   $11,912           $13,056                  $12,473

6/94                   $11,846           $13,058                  $12,404

7/94                   $12,040           $13,230                  $12,607

8/94                   $12,000           $13,268                  $12,565

9/94                   $11,925           $13,159                  $12,487

10/94                  $11,923           $13,161                  $12,485

11/94                  $11,895           $13,103                  $12,457

12/94                  $11,938           $13,145                  $12,501

1/95                   $12,082           $13,359                  $12,652

2/95                   $12,339           $13,617                  $12,921

3/95                   $12,418           $13,692                  $13,004

4/95                   $12,568           $13,851                  $13,161

5/95                   $12,910           $14,241                  $13,519

6/95                   $13,002           $14,332                  $13,616

7/95                   $12,962           $14,339                  $13,573

8/95                   $13,060           $14,457                  $13,676

9/95                   $13,137           $14,554                  $13,757

10/95                  $13,272           $14,714                  $13,898

11/95                  $13,439           $14,893                  $14,073

12/95                  $13,579           $15,040                  $14,220

1/96                   $13,688           $15,167                  $14,333

2/96                   $13,516           $15,007                  $14,153

3/96                   $13,426           $14,938                  $14,059

4/96                   $13,378           $14,894                  $14,010

5/96                   $13,351           $14,887                  $13,981

6/96                   $13,468           $15,038                  $14,117

7/96                   $13,511           $15,085                  $14,148

8/96                   $13,480           $15,102                  $14,116

9/96                   $13,680           $15,297                  $14,325

10/96                  $13,939           $15,548                  $14,610

11/96                  $14,163           $15,735                  $14,831

12/96                  $14,005           $15,651                  $14,665

1/97                   $14,062           $15,711                  $14,725

2/97                   $14,056           $15,736                  $14,732

3/97                   $13,910           $15,647                  $14,566

4/97                   $14,092           $15,823                  $14,757

5/97                   $14,202           $15,947                  $14,872

6/97                   $14,338           $16,083                  $15,028

7/97                   $14,734           $16,380                  $15,429

8/97                   $14,584           $16,317                  $15,271

9/97                   $14,807           $16,494                  $15,505

10/97                  $15,040           $16,687                  $15,748

11/97                  $15,087           $16,723                  $15,797

12/97                  $15,226           $16,859                  $15,958

1/98                   $15,476           $17,079                  $16,206

2/98                   $15,407           $17,061                  $16,148

3/98                   $15,445           $17,114                  $16,173

4/98                   $15,503           $17,196                  $16,248

5/98                   $15,650           $17,314                  $16,387

6/98                   $15,780           $17,431                  $16,524

7/98                   $15,809           $17,498                  $16,553

8/98                   $16,168           $17,829                  $16,929

9/98                   $16,713           $18,245                  $17,516

10/98                  $16,639           $18,275                  $17,438

11/98                  $16,610           $18,219                  $17,393

12/98                  $16,696           $18,290                  $17,482

1/99                   $16,757           $18,372                  $17,547

2/99                   $16,380           $18,119                  $17,167

3/99                   $16,490           $18,240                  $17,267

4/99                   $16,528           $18,289                  $17,307

5/99                   $16,308           $18,177                  $17,091

6/99                   $16,244           $18,203                  $17,025

7/99                   $16,198           $18,206                  $16,977

8/99                   $16,191           $18,231                  $16,954

9/99                   $16,386           $18,388                  $17,158

10/99                  $16,424           $18,424                  $17,182

11/99                  $16,418           $18,437                  $17,191

12/99                  $16,326           $18,379                  $17,095

1/00                   $16,243           $18,317                  $17,012

2/00                   $16,437           $18,469                  $17,218

3/00                   $16,672           $18,680                  $17,468

4/00                   $16,627           $18,672                  $17,426

5/00                   $16,621           $18,722                  $17,423

6/00                   $16,923           $19,020                  $17,744

7/00                   $17,055           $19,145                  $17,886

8/00                   $17,294           $19,360                  $18,142

9/00                   $17,363           $19,528                  $18,219

10/00                  $17,499           $19,663                  $18,365

11/00                  $17,811           $19,952                  $18,697

--------------------------------------------------------------------------------
(2) The Lehman Brothers Intermediate U.S. Government Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The chart compares the performance of the Wells Fargo Intermediate Government Income Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Intermediate U.S. Government Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A Shares, assumes the maximum initial sales charge of 4.50%.
(4) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(6) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(7)  Portfolio holdings are subject to change.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

LIMITED TERM GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Limited Term Government Income Fund (the Fund) seeks current income, while preserving capital.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Mark Walter

INCEPTION DATE
  10/27/93

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 5.93%(1) for the six-month period ended November 30, 2000, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Intermediate U.S. Government/Credit Index(2), which returned 6.60% for the period. The Fund's Class A shares distributed $0.56 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   During the period, the U.S. economy slowed, corporate profits fell and interest rates declined. As a result, investors became concerned about corporate credit quality, causing corporate bonds to perform poorly. The Fund's underweight in corporate bonds helped performance relative to the benchmark.
   However, the Fund's short duration, or relative insensitivity to changes in interest rates, caused it to underperform the Lehman index. Since bond prices move inversely to interest rates, it is better to have a portfolio that is more sensitive to interest rates in a period in which they are declining.
   The Fund was also hurt by a number of asset-backed securities collateralized by recreational vehicle receivables, which experienced slowing loan repayments. All of these bonds have been sold.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The U.S. economy is likely to slow into 2001, causing the Federal Reserve Board to begin lowering interest rates. Weak corporate profits are likely to keep the stock market subdued, causing investors to consider an increased allocation to bonds.
   The Fund's strategy is to continue its focus on higher quality investments such as U.S. Treasury bonds, which generally experience the most price appreciation when interest rates decline. To enhance yield, the Fund will use U.S. Government agency and mortgage-backed securities rather than corporate bonds. These securities offer significantly higher yields than U.S. Treasury securities without the credit risk of corporate bonds. In addition, the declining interest rate environment is likely to cause the Fund to employ a longer duration strategy over the coming months.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Limited Term Government Income Fund for periods prior to
November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Short-Intermediate U.S. Government Income Fund (the accounting survivor of a merger of the Stagecoach Fund and the Norwest Advantage Limited Term Government Income Fund at the close of business
November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class B shares of the Fund for periods prior to June 15, 1998 reflects the performance and expenses of the Fund's Class A shares. Performance shown for the Institutional Class shares for periods prior to September 6, 1996, reflects performance of the Class A shares of the predecessor fund. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the sales charge for the corresponding period. Institutional
Class shares are sold without sales charges.
12

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2000)
--------------------------------------------------------------------------------

                                        Excluding Sales Charge                      Including Sales Charge
                           -------------------------------------------------  -----------------------------------
                                                                     Since                                Since
                           6-Month*  Year-to-Date  1-Year  5-Year  Inception  6-Month*  1-Year  5-Year  Inception
CLASS A                       5.93         7.22     6.94    5.32       5.18      1.21    2.16    4.36       4.50
CLASS B                       5.53         6.49     6.14    4.64       4.50      0.53    1.14    4.32       4.50
INSTITUTIONAL CLASS           6.13         7.53     7.26    5.44       5.26
BENCHMARK
  LEHMAN BROTHERS
    INTERMEDIATE U.S.
    GOVERNMENT/CREDIT
    INDEX(2)                  6.60         8.13     7.77    5.95       6.28(3)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF NOVEMBER 30, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                          80%
NUMBER OF HOLDINGS                           52
AVERAGE CREDIT QUALITY(5)                   AAA
WEIGHTED AVERAGE COUPON                    7.04%
ESTIMATED WEIGHTED AVERAGE
  MATURITY                               4.40 YEARS
ESTIMATED DURATION                       3.10 YEARS
NAV (A, B, I)                       $9.71, $9.71, $9.53
DISTRIBUTION RATE(6) (A, B, I)      5.68%, 5.21%, 6.23%
SEC YIELD(7) (A, B, I)              6.37%, 5.92%, 6.95%

  PORTFOLIO ALLOCATION(8)
  (AS OF NOVEMBER 30, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Federal Agencies                    55%

U.S. Treasury Bonds & Notes         32%

Asset-Backed Securities              6%

Corporate Bonds                      4%

Cash Equivalents                     2%

Collateralized Mortgage Securities   1%

  GROWTH OF $10,000 INVESTMENT(4)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        WELLS FARGO LIMITED        LEHMAN BROTHERS       WELLS FARGO LIMITED
          TERM GOVERNMENT           INTERMEDIATE           TERM GOVERNMENT
       INCOME FUND -- CLASS A  GOVERNMENT/CREDIT INDEX  INCOME FUND -- CLASS I

10/93                  $9,550                  $10,000                 $10,000

11/93                  $9,566                   $9,944                 $10,015

12/93                  $9,596                   $9,990                 $10,047

1/94                   $9,656                  $10,101                 $10,110

2/94                   $9,598                   $9,951                 $10,050

3/94                   $9,546                   $9,787                  $9,995

4/94                   $9,513                   $9,721                  $9,960

5/94                   $9,540                   $9,727                  $9,989

6/94                   $9,549                   $9,728                  $9,997

7/94                   $9,607                   $9,868                 $10,058

8/94                   $9,603                   $9,899                 $10,055

9/94                   $9,484                   $9,808                  $9,930

10/94                  $9,478                   $9,807                  $9,924

11/94                  $9,423                   $9,762                  $9,866

12/94                  $9,460                   $9,797                  $9,905

1/95                   $9,609                   $9,962                 $10,061

2/95                   $9,784                  $10,169                 $10,244

3/95                   $9,835                  $10,227                 $10,297

4/95                   $9,919                  $10,353                 $10,385

5/95                  $10,142                  $10,666                 $10,619

6/95                  $10,202                  $10,738                 $10,681

7/95                  $10,205                  $10,739                 $10,684

8/95                  $10,273                  $10,837                 $10,756

9/95                  $10,333                  $10,915                 $10,819

10/95                 $10,434                  $11,037                 $10,924

11/95                 $10,546                  $11,182                 $11,041

12/95                 $10,659                  $11,299                 $11,160

1/96                  $10,751                  $11,397                 $11,257

2/96                  $10,659                  $11,263                 $11,160

3/96                  $10,597                  $11,205                 $11,095

4/96                  $10,556                  $11,165                 $11,052

5/96                  $10,531                  $11,157                 $11,026

6/96                  $10,630                  $11,275                 $11,130

7/96                  $10,658                  $11,309                 $11,159

8/96                  $10,657                  $11,318                 $11,158

9/96                  $10,802                  $11,475                 $11,301

10/96                 $10,938                  $11,678                 $11,445

11/96                 $11,092                  $11,832                 $11,609

12/96                 $11,044                  $11,756                 $11,557

1/97                  $11,114                  $11,802                 $11,631

2/97                  $11,154                  $11,825                 $11,672

3/97                  $11,080                  $11,743                 $11,593

4/97                  $11,207                  $11,881                 $11,740

5/97                  $11,280                  $11,980                 $11,818

6/97                  $11,372                  $12,089                 $11,915

7/97                  $11,583                  $12,335                 $12,128

8/97                  $11,528                  $12,273                 $12,068

9/97                  $11,644                  $12,416                 $12,192

10/97                 $11,766                  $12,553                 $12,322

11/97                 $11,786                  $12,581                 $12,344

12/97                 $11,880                  $12,682                 $12,444

1/98                  $12,041                  $12,848                 $12,619

2/98                  $12,016                  $12,838                 $12,592

3/98                  $12,043                  $12,879                 $12,619

4/98                  $12,095                  $12,944                 $12,675

5/98                  $12,186                  $13,038                 $12,771

6/98                  $12,228                  $13,122                 $12,815

7/98                  $12,281                  $13,168                 $12,871

8/98                  $12,498                  $13,375                 $13,103

9/98                  $12,816                  $13,711                 $13,442

10/98                 $12,779                  $13,697                 $13,402

11/98                 $12,748                  $13,696                 $13,368

12/98                 $12,783                  $13,751                 $13,405

1/99                  $12,855                  $13,827                 $13,481

2/99                  $12,632                  $13,624                 $13,241

3/99                  $12,718                  $13,725                 $13,333

4/99                  $12,757                  $13,768                 $13,374

5/99                  $12,632                  $13,662                 $13,254

6/99                  $12,641                  $13,671                 $13,248

7/99                  $12,606                  $13,659                 $13,225

8/99                  $12,599                  $13,669                 $13,217

9/99                  $12,749                  $13,797                 $13,363

10/99                 $12,776                  $13,833                 $13,394

11/99                 $12,782                  $13,850                 $13,416

12/99                 $12,748                  $13,805                 $13,382

1/00                  $12,674                  $13,754                 $13,305

2/00                  $12,774                  $13,867                 $13,413

3/00                  $12,889                  $14,012                 $13,539

4/00                  $12,896                  $13,980                 $13,548

5/00                  $12,904                  $14,002                 $13,558

6/00                  $13,088                  $14,249                 $13,758

7/00                  $13,168                  $14,357                 $13,846

8/00                  $13,317                  $14,527                 $14,006

9/00                  $13,423                  $14,659                 $14,122

10/00                 $13,490                  $14,726                 $14,196

11/00                 $13,669                  $14,927                 $14,390

--------------------------------------------------------------------------------
(2) The Lehman Brothers Intermediate U.S. Government/Credit Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. It also contains all publicly issued, fixed-rate non-convertible investment-grade domestic corporate debt in the one- to 10-year range. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3)  The published return closest to Fund's inception date of October 27, 1993.
(4) The chart compares the performance of the Wells Fargo Limited Term Government Income Fund Class A and Institutional Class shares since inception with the Lehman Brothers Intermediate U.S. Government/Credit Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.
(5) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8)  Portfolio holdings are subject to change.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

STABLE INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Stable Income Fund (the Fund) seeks stability of principal while providing low volatility total return.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Galliard

FUND MANAGER
  John Huber

INCEPTION DATE
  11/11/94

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 3.75%(1) for the six-month period ended November 30, 2000, excluding sales charges. The Fund outperformed its benchmark, the Merrill Lynch Treasury Bill One-Year Index(2), which returned 3.34% during the period. The Fund's Class A shares distributed $0.58 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   Although the Federal Reserve Board (the Fed) did not lower interest rates during the period, yields on short- to intermediate-term securities fell significantly as the U.S. economy cooled and inflation fears ebbed. Credit sensitive securities, such as corporate issues, declined in value, reflecting investor concerns about the slowing economy. Mortgage- and asset-backed securities offered significantly higher yields without the credit risk and contributed positively to the Fund's performance.
   The Fund continued to monitor the prepayment risk inherent in mortgage-backed and asset-backed securities. In a rapidly falling interest rate environment, borrowers are more likely to exercise their right to prepay their loans, which creates downward pressure on security prices.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Evidence continues to point to a slowdown in the global economy resulting from tighter monetary policies worldwide and the impact of higher energy prices. In the U.S., record debt levels and decreasing consumer demand have dampened spending. The recent stock market correction is taking its toll on consumer confidence. The result is slowing growth domestically, which impacts global demand and reinforces the slowdown.
   The market expectation is that the Fed will lower interest rates in the coming months, which will likely benefit fixed-income performance. Although corporate securities have underperformed due to the weakening economy, the yields offered by these bonds are becoming increasingly attractive. Issue selectivity and broad diversification remain the key to success in this area. In addition, the mortgage- and asset-backed security sectors should remain attractive, especially if interest rates remain in a trading range or drift modestly lower.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Stable Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Stable Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to May 2, 1996, reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class A sales charges and expenses. Performance shown for Class B shares for periods prior to May 17, 1996, reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 1.50%. The maximum contingent-deferred sales charge for Class B shares is 1.50%. Class B share performance including sales charge assumes the sales charge for the corresponding period. Institutional Class shares are sold without sales charges.
(2) The Merrill Lynch Treasury Bill One-Year Index is an unmanaged measure of the performance of the one-year Treasury bill. Treasury bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
14

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2000)
--------------------------------------------------------------------------------

                                           Excluding Sales Charge                          Including Sales Charge
                           -------------------------------------------------------  -------------------------------------
                                                                           Since                                  Since
                           6-Month*  Year-To-Date   1-Year     5-Year    Inception  6-Month*  1-Year   5-Year   Inception
CLASS A                       3.75         5.80       6.25       5.53        5.89      2.20     4.65     5.21       5.62
CLASS B                       3.48         5.11       5.57       4.75        5.09      1.98     4.07     4.75       5.09
INSTITUTIONAL CLASS           3.88         6.03       6.51       5.59        5.93
BENCHMARK
  MERRILL LYNCH TREASURY
    BILL ONE-YEAR
    INDEX(2)                  3.34         5.78       6.00       5.55        5.81(3)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF NOVEMBER 30, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                          16%
NUMBER OF HOLDINGS                          128
AVERAGE CREDIT QUALITY(5)                    AA
WEIGHTED AVERAGE COUPON                    6.91%
ESTIMATED WEIGHTED AVERAGE
  MATURITY                               2.2 YEARS
ESTIMATED AVERAGE DURATION                 1 YEAR
NAV (A, B, I)                      $10.23, $10.23, $10.23
DISTRIBUTION RATE(6) (A, B, I)      5.43%, 4.88%, 5.76%
SEC YIELD(7) (A, B, I)              6.08%, 5.38%, 6.43%

  PORTFOLIO ALLOCATION(8)
  (AS OF NOVEMBER 30, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds                     20%

Federal Agencies                    20%

Asset-Backed Securities             20%

Collateralized Mortgage Securities  19%

Variable/Floating Rate Bonds        10%

Municipal Bonds                      8%

Cash Equivalents                     3%

  GROWTH OF $10,000 INVESTMENT(4)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         WELLS FARGO STABLE    MERRILL LYNCH TREASURY    WELLS FARGO STABLE
       INCOME FUND -- CLASS A   BILL ONE-YEAR INDEX    INCOME FUND -- CLASS I

10/94                  $9,850                 $10,000                 $10,000

11/94                  $9,880                  $9,995                 $10,030

12/94                  $9,919                 $10,029                 $10,070

1/95                   $9,968                 $10,129                 $10,120

2/95                  $10,047                 $10,218                 $10,200

3/95                  $10,126                 $10,277                 $10,280

4/95                  $10,185                 $10,336                 $10,340

5/95                  $10,293                 $10,428                 $10,450

6/95                  $10,352                 $10,488                 $10,510

7/95                  $10,392                 $10,540                 $10,550

8/95                  $10,451                 $10,590                 $10,610

9/95                  $10,500                 $10,634                 $10,660

10/95                 $10,559                 $10,698                 $10,720

11/95                 $10,638                 $10,762                 $10,800

12/95                 $10,706                 $10,822                 $10,869

1/96                  $10,778                 $10,891                 $10,942

2/96                  $10,778                 $10,904                 $10,942

3/96                  $10,809                 $10,934                 $10,974

4/96                  $10,836                 $10,972                 $11,001

5/96                  $10,872                 $11,012                 $11,038

6/96                  $10,934                 $11,070                 $11,101

7/96                  $10,991                 $11,112                 $11,159

8/96                  $11,030                 $11,164                 $11,198

9/96                  $11,112                 $11,240                 $11,281

10/96                 $11,196                 $11,323                 $11,366

11/96                 $11,258                 $11,379                 $11,430

12/96                 $11,290                 $11,418                 $11,462

1/97                  $11,334                 $11,474                 $11,506

2/97                  $11,374                 $11,515                 $11,547

3/97                  $11,392                 $11,544                 $11,566

4/97                  $11,491                 $11,613                 $11,666

5/97                  $11,551                 $11,685                 $11,727

6/97                  $11,614                 $11,754                 $11,791

7/97                  $11,740                 $11,838                 $11,919

8/97                  $11,748                 $11,875                 $11,927

9/97                  $11,839                 $11,938                 $12,019

10/97                 $11,925                 $12,004                 $12,107

11/97                 $11,954                 $12,039                 $12,124

12/97                 $12,020                 $12,096                 $12,203

1/98                  $12,108                 $12,175                 $12,293

2/98                  $12,150                 $12,206                 $12,335

3/98                  $12,187                 $12,269                 $12,373

4/98                  $12,244                 $12,326                 $12,431

5/98                  $12,288                 $12,376                 $12,463

6/98                  $12,344                 $12,435                 $12,533

7/98                  $12,406                 $12,494                 $12,595

8/98                  $12,508                 $12,595                 $12,699

9/98                  $12,613                 $12,697                 $12,805

10/98                 $12,645                 $12,763                 $12,838

11/98                 $12,667                 $12,764                 $12,860

12/98                 $12,725                 $12,809                 $12,907

1/99                  $12,750                 $12,854                 $12,944

2/99                  $12,749                 $12,861                 $12,944

3/99                  $12,823                 $12,939                 $13,019

4/99                  $12,871                 $12,986                 $13,068

5/99                  $12,870                 $13,020                 $13,079

6/99                  $12,911                 $13,075                 $13,109

7/99                  $12,956                 $13,129                 $13,154

8/99                  $12,986                 $13,169                 $13,184

9/99                  $13,058                 $13,238                 $13,257

10/99                 $13,080                 $13,270                 $13,279

11/99                 $13,106                 $13,297                 $13,307

12/99                 $13,161                 $13,325                 $13,367

1/00                  $13,154                 $13,360                 $13,375

2/00                  $13,226                 $13,428                 $13,437

3/00                  $13,294                 $13,496                 $13,510

4/00                  $13,346                 $13,562                 $13,565

5/00                  $13,421                 $13,640                 $13,644

6/00                  $13,543                 $13,744                 $13,772

7/00                  $13,592                 $13,814                 $13,838

8/00                  $13,677                 $13,862                 $13,914

9/00                  $13,768                 $13,943                 $14,009

10/00                 $13,835                 $14,007                 $14,080

11/00                 $13,925                 $14,095                 $14,174

--------------------------------------------------------------------------------
(3)  The published return closest to Fund's inception date of November 11, 1994.
(4) The chart compares the performance of the Wells Fargo Stable Income Fund Class A and Institutional Class shares since inception with the Merrill Lynch Treasury Bill One-Year Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 1.50%.
(5) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(8) The Fund invests exclusively in Wells Fargo Core Portfolios. This chart represents the portfolio allocations of the portfolios in which it invests. Portfolio holdings are subject to change.

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE RATE GOVERNMENT FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Variable Rate Government Fund (the Fund) seeks a high level of current income, while reducing principal volatility, by investing primarily in adjustable rate mortgage securities.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Paul Single

INCEPTION DATE
  11/1/90

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 3.86%(1) for the six-month period ended November 30, 2000, excluding sales charges. The Fund outperformed its benchmark, the Lehman Brothers Adjustable Rate Mortgage Index(2), which returned 2.98% for the period. The Fund's Class A shares distributed $0.04 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Federal Reserve Board's (the Fed) moratorium on tightening of monetary policy was the most significant event impacting the Fund. As with most mortgages, Adjustable Rate Mortgage (ARM) borrowers have the right to prepay their debt and refinance, which usually results in an economic loss for investors. Borrowers are more likely to do this when interest rates are declining.
   The Fed controls interest rates on very short-term borrowings such as overnight loans to member banks. In a successful effort to slow a surging and possible inflationary U. S. economy, the Fed increased these rates six times between mid-1999, and mid-2000. By May 2000, the federal funds rate stood at 6.50%, which is significantly higher than longer-term U.S. Treasury securities. Since coupon rates on ARMs are generally based on short-term rates, investors in ARMs enjoyed strong income.
   As the U.S. economy began to slow and investor concerns about inflation ebbed, short-term interest rates also began to fall. Because it takes time for interest rates to adjust downward, ARM investors were able to temporarily enjoy higher than market coupon rates. This created a positive environment for the Fund, as it is invested strongly in ARMs.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   If the economy slows, the likelihood increases that the Fed will lower short-term interest rates to prevent a recession. As a result, the yield curve -- the relationship between a security's yield and its maturity -- is likely to resume its normal shape, which is positively sloped. That is, longer-term interest rates would once again be higher than short-term rates, compensating investors for inflation risk. ARMs are favorably positioned in such an environment because, among other things, prepayment risk generally decreases when short-term rates fall in relation to long-term rates.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class A shares of the Wells Fargo Variable Rate Government Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach Variable Rate Government Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express Variable Rate Government Fund, a predecessor portfolio with the same investment objective and policies as the Fund.
16

PERFORMANCE HIGHLIGHTS                                              INCOME FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2000)
--------------------------------------------------------------------------------

                                       Excluding Sales Charge                    Including Sales Charge
                           -----------------------------------------------  ---------------------------------
                           6-Month*  Year-to-Date  1-Year  5-Year  10-Year  6-Month*  1-Year  5-Year  10-Year
CLASS A                       3.86         6.08     6.54    4.50     4.42     (0.82)   1.74    3.55     3.94
BENCHMARK
  LEHMAN BROTHERS
    ADJUSTABLE RATE
    MORTGAGE (ARMs)
    INDEX(2)                  2.98         5.17     5.54    6.14     5.14

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF NOVEMBER 30, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                           4%
NUMBER OF HOLDINGS                           17
AVERAGE CREDIT QUALITY(4)                   AGY
WEIGHTED AVERAGE COUPON                    7.34%
ESTIMATED WEIGHTED AVERAGE
  MATURITY                               3.50 YEARS
ESTIMATED AVERAGE DURATION               0.90 YEARS
NAV (A)                                    $9.00
DISTRIBUTION RATE(5) (A)                   5.38%
SEC YIELD(6) (A)                           6.26%

  PORTFOLIO ALLOCATION(7)
  (AS OF NOVEMBER 30, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Federal Agencies             94%

U.S. Treasury Bonds & Notes   4%

Cash Equivalents              2%

  GROWTH OF $10,000 INVESTMENT(3)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             WELLS FARGO VARIABLE        LEHMAN BROTHERS
       RATE GOVERNMENT FUND -- CLASS A     ARM'S INDEX

11/90                            $9,550          $10,000

12/90                            $9,632          $10,110

1/91                             $9,745          $10,203

2/91                             $9,841          $10,271

3/91                             $9,876          $10,343

4/91                             $9,926          $10,437

5/91                            $10,035          $10,497

6/91                            $10,046          $10,544

7/91                            $10,103          $10,627

8/91                            $10,178          $10,755

9/91                            $10,263          $10,854

10/91                           $10,316          $10,962

11/91                           $10,378          $11,068

12/91                           $10,461          $11,213

1/92                            $10,510          $11,284

2/92                            $10,548          $11,312

3/92                            $10,566          $11,267

4/92                            $10,623          $11,389

5/92                            $10,689          $11,492

6/92                            $10,753          $11,611

7/92                            $10,816          $11,662

8/92                            $10,867          $11,761

9/92                            $10,894          $11,825

10/92                           $10,855          $11,728

11/92                           $10,880          $11,745

12/92                           $10,903          $11,856

1/93                            $10,956          $11,977

2/93                            $11,029          $12,082

3/93                            $11,080          $12,137

4/93                            $11,121          $12,208

5/93                            $11,151          $12,237

6/93                            $11,237          $12,366

7/93                            $11,301          $12,423

8/93                            $11,364          $12,497

9/93                            $11,394          $12,500

10/93                           $11,400          $12,505

11/93                           $11,383          $12,471

12/93                           $11,434          $12,565

1/94                            $11,496          $12,649

2/94                            $11,477          $12,608

3/94                            $11,400          $12,509

4/94                            $11,334          $12,442

5/94                            $11,245          $12,432

6/94                            $11,260          $12,460

7/94                            $11,254          $12,536

8/94                            $11,284          $12,597

9/94                            $11,233          $12,546

10/94                           $11,196          $12,536

11/94                           $11,055          $12,500

12/94                           $10,998          $12,565

1/95                            $11,096          $12,774

2/95                            $11,197          $13,031

3/95                            $11,280          $13,093

4/95                            $11,344          $13,232

5/95                            $11,448          $13,447

6/95                            $11,471          $13,502

7/95                            $11,536          $13,550

8/95                            $11,591          $13,560

9/95                            $11,634          $13,656

10/95                           $11,701          $13,741

11/95                           $11,804          $13,857

12/95                           $11,843          $13,963

1/96                            $11,933          $14,061

2/96                            $11,920          $14,091

3/96                            $11,895          $14,117

4/96                            $11,917          $14,135

5/96                            $11,943          $14,176

6/96                            $12,022          $14,277

7/96                            $12,050          $14,347

8/96                            $12,105          $14,433

9/96                            $12,199          $14,544

10/96                           $12,245          $14,710

11/96                           $12,319          $14,851

12/96                           $12,365          $14,899

1/97                            $12,425          $14,985

2/97                            $12,483          $15,069

3/97                            $12,532          $15,098

4/97                            $12,632          $15,215

5/97                            $12,706          $15,310

6/97                            $12,780          $15,411

7/97                            $12,826          $15,543

8/97                            $12,825          $15,584

9/97                            $12,892          $15,711

10/97                           $12,962          $15,815

11/97                           $12,977          $15,820

12/97                           $13,037          $15,927

1/98                            $13,067          $16,034

2/98                            $13,106          $16,069

3/98                            $13,168          $16,177

4/98                            $13,211          $16,247

5/98                            $13,278          $16,325

6/98                            $13,319          $16,406

7/98                            $13,332          $16,470

8/98                            $13,403          $16,556

9/98                            $13,445          $16,647

10/98                           $13,412          $16,639

11/98                           $13,451          $16,728

12/98                           $13,504          $16,767

1/99                            $13,558          $16,861

2/99                            $13,488          $16,935

3/99                            $13,597          $17,037

4/99                            $13,644          $17,101

5/99                            $13,618          $17,125

6/99                            $13,608          $17,151

7/99                            $13,600          $17,189

8/99                            $13,578          $17,202

9/99                            $13,725          $17,362

10/99                           $13,766          $17,448

11/99                           $13,808          $17,526

12/99                           $13,868          $17,587

1/00                            $13,935          $17,635

2/00                            $13,979          $17,769

3/00                            $14,040          $17,877

4/00                            $14,117          $17,915

5/00                            $14,165          $17,961

6/00                            $14,322          $18,137

7/00                            $14,370          $18,263

8/00                            $14,433          $18,263

9/00                            $14,497          $18,347

10/00                           $14,578          $18,347

11/00                           $14,711          $18,497

--------------------------------------------------------------------------------
(2) The Lehman Brothers ARMs Index is an unmanaged index composed of agency-guaranteed securities with coupons that periodically adjust based on a spread over a published index. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The chart compares the performance of the Wells Fargo Variable Rate Government Fund Class A shares for the most recent ten years with the Lehman Brothers ARMs Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.
(4) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(6) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(7)  Portfolio holdings are subject to change.

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
CORPORATE BONDS & NOTES - 65.88%
AEROSPACE/DEFENSE - 1.54%
$  150,000  LOCKHEED MARTIN CORPORATION          8.50%       12/01/29     $   161,987
   100,000  RAYTHEON COMPANY                     6.55        03/15/10          94,574
                                                                              256,561
                                                                          -----------
AMUSEMENT & RECREATION SERVICES - 1.06%
   125,000  PARK PLACE ENTERTAINMENT (a)         9.38        02/15/07         125,468
    50,000  STATION CASINOS                      9.88        07/01/10          50,313
                                                                              175,781
                                                                          -----------
AUTO PARTS & EQUIPMENT - 0.74%
   125,000  LEAR CORPORATION                     8.25        02/01/02         122,500
                                                                          -----------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.60%
   100,000  D.R. HORTON INCORPORATED            10.00        04/15/06          99,000
                                                                          -----------
BUSINESS SERVICES - 0.93%
   150,000  ORACLE CORPORATION                   6.72        02/15/04         150,195
    12,500  PSINET INCORPORATED                 11.00        08/01/09           3,813
                                                                              154,008
                                                                          -----------
COMMUNICATIONS - 6.34%
   100,000  ADELPHIA COMMUNICATIONS              8.88        01/15/07          78,000
    50,000  CHARTER COMMUNICATIONS
            HOLDINGS LLC                         8.63        04/01/09          42,500
   150,000  CLEAR CHANNEL COMMUNICATIONS
            INCORPORATED                         7.65        09/15/10         148,394
   150,000  COMCAST CABLE COMMUNICATION          6.20        11/15/08         139,987
    45,000  CROWN CASTLE INTERNATIONAL
            CORPORATION                         10.75        08/01/11          44,775
   100,000  CSC HOLDINGS INCORPORATED           10.50        05/15/16         106,500
    40,000  GLOBAL CROSSING HOLDINGS
            LIMITED                              9.63        05/15/08          34,000
    40,000  MCLEODUSA INCORPORATED               9.25        07/15/07          33,000
    25,000  NEXTEL COMMUNICATIONS                9.38        11/15/09          21,500
    50,000  ROGERS CANTEL INCORPORATED           8.80        10/01/07          49,250
   150,000  TELE-COMMUNICATIONS
            INCORPORATED                         9.80        02/01/12         170,230
    30,000  VOICESTREAM WIRELESS
            CORPORATION                         10.38        11/15/09          31,800
   150,000  WORLDCOM INCORPORATED                8.00        05/15/06         153,921
                                                                            1,053,857
                                                                          -----------
DEPOSITORY INSTITUTIONS - 5.88%
   300,000  ABN AMRO BANK NV CHICAGO             7.13        06/18/07         299,621
   300,000  CITICORP CAPITAL II                  8.02        02/15/27         291,612
   250,000  HSBC USA INCORPORATED                6.63        03/01/09         238,657
   150,000  POPULAR NORTH AMERICA
            INCORPORATED                         6.63        01/15/04         147,133
                                                                              977,023
                                                                          -----------
ELECTRIC GAS & SANITARY SERVICES - 2.03%
     5,000  ALLIED WASTE NORTH AMERICA
            SERIES B                             7.88        01/01/09           4,288
   100,000  NRG ENERGY INCORPORATED              8.00        11/01/03         101,675
   250,000  REPUBLIC SERVICES INCORPORATED       7.13        05/15/09         230,814
                                                                              336,777
                                                                          -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT -
4.18%
    60,000  CALPINE CORPORATION                  8.63        08/15/10          60,650

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER
EQUIPMENT (continued)
$  300,000  ENSERCH CORPORATION                  6.56%       07/01/05     $   296,694
   300,000  GENERAL ELECTRIC CAPITAL
            CORPORATION                          8.70        02/15/03         314,031
    30,000  WILLIAMS COMMUNITY GROUP
            INCORPORATED (a)                    11.70        08/01/08          23,100
                                                                              694,475
                                                                          -----------
FOOD & KINDRED PRODUCTS - 1.88%
   125,000  CANANDAIGUA BRANDS                   8.63        08/01/06         127,656
   200,000  MARSH SUPERMARKET INCORPORATED
            SERIES B                             8.88        08/01/07         184,000
                                                                              311,656
                                                                          -----------
HEALTH SERVICES - 1.25%
    15,000  HCA - THE HEALTHCARE COMPANY         8.75        09/01/10          15,541
   200,000  TENET HEALTHCARE CORPORATION
            SERIES B                             8.13        12/01/08         193,000
                                                                              208,541
                                                                          -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.10%
   250,000  DELL COMPUTER CORPORATION            7.10        04/15/28         226,502
   175,000  HEWLETT-PACKARD COMPANY              7.15        06/15/05         177,942
   100,000  IBM CORPORATION                      8.38        11/01/19         110,476
                                                                              514,920
                                                                          -----------
INSURANCE CARRIERS - 1.73%
   250,000  AMBAC INCORPORATED                   9.38        08/01/11         287,735
                                                                          -----------
NONDEPOSITORY CREDIT INSTITUTIONS - 8.82%
   150,000  CIT GROUP INCORPORATED               7.63        08/16/05         150,649
   100,000  CITIGROUP INCORPORATED               7.25        10/01/10          99,282
   300,000  COUNTRYWIDE CREDIT INDUSTRIES
            INCORPORATED                         6.25        04/15/09         273,380
   100,000  GENERAL MOTORS ACCEPTANCE
            CORPORATION                          6.13        01/22/08          92,598
   200,000  GENERAL MOTORS ACCEPTANCE
            CORPORATION                          7.75        01/19/10         201,616
   481,000  HOMESIDE INTERNATIONAL
            INCORPORATED SERIES B               11.25        05/15/03         516,474
   100,000  SEARS DISCOVER CREDIT
            CORPORATION                          9.14        03/13/12         110,040
    20,000  TEMBEC FINANCE CORPORATION           9.88        09/30/05          20,350
                                                                            1,464,389
                                                                          -----------
OIL EXPLORATION & PRODUCTION - 3.57%
   300,000  AMOCO COMPANY                        6.50        08/01/07         298,213
   150,000  CANADIAN OCCIDENTAL PETROLEUM        7.13        02/04/04         150,188
    37,000  GULF CANADA RESOURCES LIMITED        9.25        01/15/04          37,370
    25,000  OCEAN ENERGY INCORPORATED            8.88        07/15/07          25,250
    25,000  PIONEER NATURAL RESOURCE
            COMPANY                              9.63        04/01/10          26,712
    25,000  SNYDER OIL CORPORATION               8.75        06/15/07          25,656
     5,000  TRITON ENERGY LIMITED (a)            8.88        10/01/07           5,000
    25,000  VINTAGE PETROLEUM INCORPORATED       9.00        12/15/05          25,062
                                                                              593,451
                                                                          -----------
PAPER & ALLIED PRODUCTS - 0.70%
   125,000  PLAYTEX PRODUCTS INCORPORATED        8.88        07/15/04         115,625
                                                                          -----------
PHARMACEUTICAL PREPARATIONS - 1.99%
    50,000  ICN PHARMACEUTICALS
            INCORPORATED                         9.25        08/15/05          48,500

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
PHARMACEUTICAL PREPARATIONS (continued)
$  300,000  MERCK & COMPANY INCORPORATED         6.40%       03/01/28     $   281,688
                                                                              330,188
                                                                          -----------
POWER REVENUE - 0.19%
    30,000  AES DRAX ENERGY LIMITED (a)         11.50        08/30/10          31,650
                                                                          -----------
PRIMARY METAL INDUSTRIES - 0.11%
    20,000  AK STEEL CORPORATION                 9.13        12/15/06          18,950
                                                                          -----------
PRINTING PUBLISHING & ALLIED INDUSTRIES - 1.35%
    10,000  GARDEN STATE NEWSPAPERS              8.75        10/01/09           9,000
    20,000  HOLLINGER PUBLISHING                 9.25        02/01/06          19,725
   200,000  NEWS AMERICA INCORPORATED            6.70        05/21/04         195,731
                                                                              224,456
                                                                          -----------
RAILROAD TRANSPORTATION - 0.43%
    70,000  KANSAS CITY SOUTHERN (a)             9.50        10/01/08          70,700
                                                                          -----------
REAL ESTATE - 3.54%
   150,000  EOP OPERATING LP                     7.75        11/15/07         150,409
   300,000  ERP OPERATING LP                     6.63        04/13/05         291,267
   150,000  MACK-CALI REALTY LP                  7.00        03/15/04         147,031
                                                                              588,707
                                                                          -----------
RETAIL & RELATED - 2.43%
   100,000  DAYTON HUDSON CORPORATION            7.25        09/01/04         101,153
   250,000  VISTA EYECARE INCORPORATED
            SERIES B                             0.00        10/15/05         100,000
   200,000  WAL-MART STORES INCORPORATED         6.88        08/10/09         202,210
                                                                              403,363
                                                                          -----------
SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 1.71%
   300,000  GOLDMAN SACHS GROUP
            INCORPORATED                         6.65        05/15/09         283,484
                                                                          -----------
TRANSPORTATION BY AIR - 1.65%
   291,581  CONTINENTAL AIRLINES                 6.54        02/02/19         274,189
                                                                          -----------
TRANSPORTATION EQUIPMENT - 2.89%
   300,000  DAIMLERCHRYSLER AG                   7.45        02/01/97         269,984
   200,000  HONEYWELL INTERNATIONAL
            INCORPORATED                         7.50        03/01/10         209,422
                                                                              479,406
                                                                          -----------
CORPORATE BONDS (FOREIGN) - 5.24% (b)
    50,000  COLT TELECOM (EURO)                  7.63        12/15/09          37,322
    50,000  ENERGIS PLC (BRITISH POUND)          9.13        03/15/10          64,012
    15,000  EXODUS COMMUNICATIONS
            INCORPORATED (EURO)                 11.38        07/15/08          10,838
    20,000  KPN QWEST BV (EURO)                  7.13        06/01/09          14,711
   225,000  MANITOBA PROVINCE                    7.50        02/22/10         237,811
    15,000  NTL COMMUNICATIONS CORPORATION
            (EURO)                               9.88        11/15/09          10,054
   100,000  QUEBEC PROVINCE                      8.80        04/15/03         104,742
   130,000  REPUBLIC OF ARGENTINA               11.00        10/09/06         113,100
   150,000  REPUBLIC OF POLAND                   7.13        07/01/04         150,750

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

  CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
CORPORATE BONDS (FOREIGN) (continued)
$  130,000  UNITED MEXICAN STATES                8.63%       03/12/08     $   126,750
                                                                              870,090
                                                                          -----------
TOTAL CORPORATE BONDS & NOTES (COST
$11,269,036)                                                               10,941,482
                                                                          -----------
U.S. GOVERNMENT AGENCY SECURITIES - 8.89%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.89%
 1,091,717  FNMA # 513615                        7.50        09/01/29       1,099,228
   375,008  FNMA # 525817                        7.50        04/01/30         377,570
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $1,455,748)                                                           1,476,798
                                                                          -----------
U.S. TREASURY SECURITIES - 20.06%
U.S. TREASURY BONDS - 17.96%
   250,000  U.S. TREASURY BONDS                 10.75        08/15/05         303,235
   700,000  U.S. TREASURY BONDS                  8.13        08/15/21         897,656
   700,000  U.S. TREASURY BONDS                  5.25        02/15/29         657,931
 1,055,000  U.S. TREASURY BONDS                  6.13        08/15/29       1,124,729
                                                                            2,983,551
                                                                          -----------
U.S. TREASURY NOTES - 2.09%
   250,000  U.S. TREASURY NOTES                 12.00        08/15/13         347,937
                                                                          -----------
TOTAL U.S. TREASURY SECURITIES (COST
$3,150,927)                                                                 3,331,488
                                                                          -----------
SHORT-TERM INVESTMENTS - 2.59%
   322,000  GOLDMAN SACHS POOLED
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                6.55         12/1/00         322,000
   108,000  J.P. MORGAN SECURITIES POOLED
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                6.58         12/1/00         108,000
TOTAL SHORT-TERM INVESTMENTS (COST
$430,000)                                                                     430,000
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $16,305,711)*                         97.42% $16,179,768
OTHER ASSETS AND LIABILITIES, NET            2.58      428,376
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $16,608,144
                                          -------  -----------

(a) Represents securities sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933. These securities may only be sold to other qualified institutional buyers and are considered liquid by the Adviser pursuant to guidelines established by the Board of Trustees.
(b) Foreign bond principal is denominated in U.S. dollars except as indicated parenthetically.
* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized depreciation consists of:



GROSS UNREALIZED APPRECIATION                       $387,195
GROSS UNREALIZED DEPRECIATION                       (513,138)
                                                    --------
NET UNREALIZED DEPRECIATION                         $(125,943)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                VALUE
       N/A  WELLS FARGO MANAGED FIXED
            INCOME PORTFOLIO                                 $107,113,377
       N/A  WELLS FARGO POSITIVE RETURN
            BOND PORTFOLIO                                     71,645,152
       N/A  WELLS FARGO STRATEGIC VALUE
            BOND PORTFOLIO                                     35,735,764

TOTAL INVESTMENT IN CORE PORTFOLIOS
(99.78%) (COST $208,555,861)                                  214,494,293
                                                             ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $208,555,861)                         99.78% $214,494,293
OTHER ASSETS AND LIABILITIES, NET            0.22       482,201
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $214,976,494
                                          -------  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
ASSET BACKED SECURITIES - 0.16%
$  501,223  FIRST USA CONSUMER TRUST
            CLASS A                              6.50%       09/15/02     $    499,970
   292,871  SEQUOIA MORTGAGE TRUST
            SERIES 2 CLASS A1+                   7.24        10/25/24          294,152

                                                                               794,122
TOTAL ASSET BACKED SECURITIES (COST
$801,973)
                                                                          ------------
CORPORATE BONDS & NOTES - 39.53%
AUTOMOTIVE REPAIR SERVICES & PARKING - 1.18%
 6,000,000  HERTZ CORPORATION                    7.63        08/15/07        6,036,558
                                                                          ------------
BUSINESS SERVICES - 2.13%
 5,000,000  FIRST DATA CORPORATION               6.38        12/15/07        4,879,830
 5,968,000  ORACLE CORPORATION                   6.72        02/15/04        5,975,770

                                                                            10,855,600
                                                                          ------------
CHEMICALS & ALLIED PRODUCTS - 1.43%
 1,000,000  IMC GLOBAL INCORPORATED              7.63        11/01/05          898,897
 6,800,000  MERCK & COMPANY INCORPORATED         6.40        03/01/28        6,384,935

                                                                             7,283,832
                                                                          ------------
COMMUNICATIONS - 3.59%
 3,000,000  AT&T CAPITAL CORPORATION             6.75        12/01/00        3,000,000
   194,000  CSC HOLDINGS INCORPORATED            7.25        07/15/08          183,863
 4,000,000  CSC HOLDINGS INCORPORATED            7.63        07/15/18        3,581,240
 4,500,000  LCI INTERNATIONAL INCORPORATED       7.25        06/15/07        4,473,778
 2,000,000  QWEST COMMUNICATIONS
            INTERNATIONAL INCORPORATED           7.50        11/01/08        1,986,686
 5,000,000  WORLDCOM INCORPORATED                8.00        05/15/06        5,130,705

                                                                            18,356,272
                                                                          ------------
DEPOSITORY INSTITUTIONS - 4.37%
 3,500,000  BANK UNITED CORPORATION              8.00        03/15/09        3,418,821
 4,500,000  BANKBOSTON CORPORATION               6.88        07/15/03        4,495,860
   194,000  GOLDEN STATE HOLDINGS                7.13        08/01/05          180,742
 5,000,000  KEY BANK NA                          6.50        04/15/08        4,767,625
 5,000,000  NATIONSBANK CORPORATION              7.80        09/15/16        4,873,075
 2,000,000  NORTHERN TRUST COMPANY               7.30        09/15/06        2,031,994
 2,500,000  SOCIETY CORPORATION                  8.13        06/15/02        2,543,648

                                                                            22,311,765
                                                                          ------------
ELECTRIC GAS & SANITARY SERVICES - 0.39%
   387,000  CALENERGY COMPANY INCORPORATED       7.23        09/15/05          386,976
   147,000  NIAGARA MOHAWK POWER                 7.38        07/01/03          148,112
   725,000  TEXAS UTILITIES COMPANY              6.20        10/01/02          715,615
   774,000  WILLIAMS COMPANIES
            INCORPORATED                         6.13        02/15/02          761,537

                                                                             2,012,240
                                                                          ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 0.20%
 1,000,000  TEXAS INSTRUMENTS                    7.00        08/15/04        1,013,205
                                                                          ------------
FABRICATED METAL PRODUCTS EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.07%
 5,100,000  LOCKHEED MARTIN CORPORATION          8.20        12/01/09        5,469,770
                                                                          ------------

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
FOOD & KINDRED PRODUCTS - 1.26%
$4,000,000  ANHEUSER BUSCH COMPANIES             9.00%       12/01/09     $  4,560,016
 1,500,000  FLOWERS INDUSTRIES
            INCORPORATED                         7.15        04/15/28        1,091,276
   774,000  WHITMAN CORPORATION                  7.29        09/15/26          785,769

                                                                             6,437,061
                                                                          ------------
FOREIGN DEPOSITORY INSTITUTIONS - 0.58%
 3,000,000  KOREA DEVELOPMENT BANK               7.13        04/22/04        2,937,000
                                                                          ------------
GENERAL MERCHANDISE STORES - 1.09%
   875,000  SAKS INCORPORATED                    7.50        12/01/10          446,250
 5,000,000  TARGET CORPORATION                   7.50        02/15/05        5,131,895

                                                                             5,578,145
                                                                          ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.11%
 5,861,000  DELL COMPUTER CORPORATION            7.10        04/15/28        5,310,125
 4,000,000  HEWLETT-PACKARD COMPANY              7.15        06/15/05        4,067,236
 5,000,000  IBM CORPORATION                      8.38        11/01/19        5,523,810
 6,000,000  SUN MICROSYSTEMS                     7.35        08/15/04        6,107,388

                                                                            21,008,559
                                                                          ------------
INSURANCE CARRIERS - 1.99%
 8,000,000  AMBAC INCORPORATED                   9.38        08/01/11        9,207,520
   968,000  RELIASTAR FINANCIAL
            CORPORATION                          7.13        03/01/03          972,452

                                                                            10,179,972
                                                                          ------------
MEASURING ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC MEDICAL & OPTICAL GOODS -
0.08%
   387,000  MALLINCKRODT INCORPORATED            6.30        03/15/01          385,813
                                                                          ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 4.52%
 1,000,000  ASSOCIATES CORPORATION OF
            NORTH AMERICA                        7.50        04/15/02        1,010,824
 2,500,000  DRESDNER FUNDING TRUST I             8.15        06/30/31        2,186,250
 1,000,000  FORD MOTOR CREDIT COMPANY            7.50        01/15/03        1,009,424
 2,000,000  FORD MOTOR CREDIT COMPANY            6.63        06/30/03        1,980,332
 5,000,000  GENERAL ELECTRIC CAPITAL
            CORPORATION                          8.63        06/15/08        5,542,155
 6,000,000  GENERAL ELECTRIC CAPITAL
            CORPORATION                          8.70        02/15/03        6,280,620
 1,000,000  HOUSEHOLD FINANCE CORPORATION        7.20        07/15/06          991,326
 4,000,000  HOUSEHOLD FINANCE CORPORATION        8.00        07/15/10        4,056,264

                                                                            23,057,195
                                                                          ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.97%
 3,000,000  AMOCO COMPANY                        6.50        08/01/07        2,982,126
 2,000,000  TEXACO CAPITAL INCORPORATED          6.00        06/15/05        1,972,398

                                                                             4,954,524
                                                                          ------------
PRINTING PUBLISHING & ALLIED INDUSTRIES - 1.19%
 1,000,000  E.W. SCRIPPS COMPANY                 6.38        10/15/02          999,524
 5,000,000  VIACOM INCORPORATED                  7.70        07/30/10        5,081,550

                                                                             6,081,074
                                                                          ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
REAL ESTATE - 0.90%
$4,500,000  ROUSE COMPANY                        8.50%       01/15/03     $  4,605,881
                                                                          ------------
SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 4.91%
 2,000,000  BEAR STEARNS COMPANIES
            INCORPORATED                         7.00        03/01/07        1,927,433
 5,000,000  BEAR STEARNS COMPANIES
            INCORPORATED                         7.63        12/07/09        4,909,900
 1,161,000  CHARLES SCHWAB CORPORATION           6.88        09/02/03        1,160,700
 5,000,000  CITIGROUP INCORPORATED               7.25        10/01/10        4,964,120
 5,000,000  GOLDMAN SACHS GROUP
            INCORPORATED                         7.50        01/28/05        5,045,935
 5,000,000  LEHMAN BROTHERS HOLDINGS
            INCORPORATED                         8.50        08/01/15        5,158,325
 2,000,000  MERRILL LYNCH & COMPANY
            INCORPORATED                         6.25        01/15/06        1,921,738

                                                                            25,088,151
                                                                          ------------
TECHNOLOGY - 0.35%
 1,819,000  MASSACHUSETTS INSTITUTE OF
            TECHNOLOGY                           7.25        11/02/96        1,777,183
                                                                          ------------
TOBACCO PRODUCTS - 0.39%
 2,000,000  PHILIP MORRIS COMPANIES
            INCORPORATED                         7.50        01/15/02        1,989,652
                                                                          ------------
TRANSPORTATION BY AIR - 0.14%
   736,296  FEDERAL EXPRESS SERIES 97-B          7.52        01/15/18          730,067
                                                                          ------------
TRANSPORTATION EQUIPMENT - 0.98%
 5,000,000  DAIMLER CHRYSLER                     7.40        01/20/05        5,005,370
                                                                          ------------
UTILITIES REVENUE - 0.64%
 3,300,000  MIDAMERICAN ENERGY HOLDINGS
            COMPANY                              6.96        09/15/03        3,291,291
                                                                          ------------
WATER TRANSPORTATION - 0.22%
 1,161,000  ROYAL CARRIBBEAN CRUISES             7.13        09/18/02        1,134,568
                                                                          ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.85%
 4,500,000  STAPLES INCORPORATED                 7.13        08/15/07        4,342,919
                                                                          ------------

                                                                           201,923,667
TOTAL CORPORATE BONDS & NOTES (COST
$207,860,643)
                                                                          ------------
MUNICIPAL BONDS - 0.15%
   778,000  WESTERN MINNESOTA POWER AGENCY
            RV SERIES A AMBAC INSURED            6.33        01/01/02          774,655
                                                                          ------------

                                                                               774,655
TOTAL MUNICIPAL BONDS (COST $795,929)
                                                                          ------------
U.S. GOVERNMENT AGENCY SECURITIES - 13.32%
FEDERAL HOME LOAN BANK - 0.91%
 1,500,000  FHLB                                 6.50        08/14/09        1,503,861
 3,000,000  FHLB                                 7.20        06/14/11        3,158,208

                                                                             4,662,069
                                                                          ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.41%
 4,000,000  FHLMC                                7.93        01/20/05        4,242,268
 2,000,000  FHLMC                                6.48        12/05/11        1,989,008
 4,880,716  FHLMC #C00920+                       7.00        02/01/30        4,836,496
   288,495  FHLMC #L80191                        6.50        03/01/03          286,988
   654,620  FHLMC #M80419                        6.50        04/01/03          651,201

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$  308,771  FHLMC #N96562                        7.00%       06/01/03     $    309,056

                                                                            12,315,017
                                                                          ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.41%
 4,500,000  FNMA                                 7.13        02/15/05        4,643,927
 3,000,000  FNMA                                 6.63        09/15/09        3,033,243
 2,000,000  FNMA                                 8.20        03/10/16        2,288,158
 1,000,000  FNMA                                 8.43        11/18/24        1,200,301
 1,000,000  FNMA                                 7.93        02/14/25        1,141,760
 4,669,743  FNMA                                 7.50        09/01/29        4,701,871
   472,612  FNMA #190946                         7.00        08/01/01          471,139
     1,111  FNMA #303414                         6.50        07/01/02            1,099
 1,172,832  FNMA #374141                         7.00        03/01/04        1,176,281
 4,370,053  FNMA #492910+                        7.50        01/01/29        4,400,119
 4,496,116  FNMA #520842                         8.00        11/01/29        4,584,645

                                                                            27,642,543
                                                                          ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.97%
       428  GNMA #148808                        10.00        04/15/01              433
     1,079  GNMA #263286                        10.00        09/15/03            1,120
    12,043  GNMA #263418                         9.00        01/15/04           12,409
 4,765,073  GNMA #2824+                          7.00        10/20/29        4,715,945
 1,087,244  GNMA #473918+                        7.00        04/15/28        1,082,145
 4,430,420  GNMA #491192                         7.00        02/15/29        4,409,642
 4,859,753  GNMA #521547                         7.50        11/15/29        4,912,918
   974,136  GNMA #521705                         7.50        11/15/29          985,352
   973,804  GNMA #521706                         7.50        12/15/29          985,016
 3,145,018  GNMA #780626                         7.00        08/15/27        3,132,249

                                                                            20,237,229
                                                                          ------------
STUDENT LOAN MARKETING ASSOCATION - 0.62%
 3,000,000  SLMA                                 7.30        08/01/12        3,177,189
                                                                          ------------

                                                                            68,034,047
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $67,213,045)
                                                                          ------------
U.S. TREASURY SECURITIES - 45.45%
U.S. TREASURY BONDS - 29.93%
 1,000,000  U.S. TREASURY BONDS                  6.75        05/15/05        1,049,305
13,500,000  U.S. TREASURY BONDS                 10.75        08/15/05       16,374,663
 2,600,000  U.S. TREASURY BONDS                  9.13        05/15/09        2,871,687
 8,000,000  U.S. TREASURY BONDS                  6.00        08/15/09        8,271,088
18,000,000  U.S. TREASURY BONDS                  6.50        02/15/10       19,278,936
 2,000,000  U.S. TREASURY BONDS                  5.75        08/15/10        2,044,376
20,000,000  U.S. TREASURY BONDS                 12.00        08/15/13       27,834,980
 7,000,000  U.S. TREASURY BONDS                 11.25        02/15/15       10,745,000
10,000,000  U.S. TREASURY BONDS                 10.63        08/15/15       14,836,030
14,500,000  U.S. TREASURY BONDS                  8.88        08/15/17       19,322,135
 9,000,000  U.S. TREASURY BONDS                  8.13        08/15/19       11,417,382

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
U.S. TREASURY BONDS (continued)
$5,000,000  U.S. TREASURY BONDS                  7.88%       02/15/21     $  6,249,010
 6,500,000  U.S. TREASURY BONDS                  8.13        08/15/21        8,335,373
 4,000,000  U.S. TREASURY BONDS                  6.13        08/15/29        4,264,376

                                                                           152,894,341
                                                                          ------------
U.S. TREASURY NOTES - 15.52%
 6,500,000  U.S. TREASURY NOTES                  7.25        05/15/04        6,840,880
29,000,000  U.S. TREASURY NOTES                  7.00        07/15/06       31,054,505
15,000,000  U.S. TREASURY NOTES                  6.63        05/15/07       15,911,970
18,000,000  U.S. TREASURY NOTES                  9.88        11/15/15       25,443,720

                                                                            79,251,075
                                                                          ------------

TOTAL U.S. TREASURY SECURITIES (COST
$225,342,590)                                                              232,145,416
                                                                          ------------
SHORT-TERM INSTRUMENTS - 0.50%
 2,571,348  WELLS FARGO CASH INVESTMENT
            FUND +X+ (COST $2,571,348)           6.68        12/01/00        2,571,348
                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $504,585,528)*                        99.11% $506,243,255
OTHER ASSETS AND LIABILITIES, NET            0.89     4,537,813
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $510,781,068
                                          -------  ------------

  + THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $  9,539,368
GROSS UNREALIZED DEPRECIATION                         (7,881,641)
                                                    ------------
NET UNREALIZED APPRECIATION                         $  1,657,727

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
COMMON STOCKS - 0.56%
REAL ESTATE INVESTMENT TRUSTS - 0.56%
$    8,500  HEALTH CARE PROPERTY INVESTORS
            INCORPORATED (COST $261,991)                                  $   231,625
                                                                          -----------
CORPORATE BONDS & NOTES - 37.01%
AEROSPACE/DEFENSE - 0.34%
   130,000  LOCKHEED MARTIN CORPORATION           7.95%      12/01/05         139,908
                                                                          -----------
AMUSEMENT & RECREATION SERVICES - 1.57%
   250,000  CINEMARK USA INCORPORATED
            SERIES B                              9.63       08/01/08         160,000
   250,000  PARK PLACE ENTERTAINMENT              9.38       02/15/07         250,938
   250,000  STATION CASINOS                       8.88       12/01/08         240,625

                                                                              651,563
                                                                          -----------
AUTO PARTS & EQUIPMENT - 0.59%
   250,000  LEAR CORPORATION                      8.25       02/01/02         245,000
                                                                          -----------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.17%
   250,000  D.R. HORTON INCORPORATED             10.00       04/15/06         247,500
   250,000  KAUFMAN & BROAD HOME
            CORPORATION                           9.63       11/15/06         237,500

                                                                              485,000
                                                                          -----------
BUSINESS SERVICES - 0.06%
    75,000  PSINET INCORPORATED                  11.00       08/01/09          22,875
                                                                          -----------
CHEMICALS & ALLIED PRODUCTS - 0.08%
    35,000  GEORGIA GULF CORPORATION             10.38       11/01/07          32,725
                                                                          -----------
COMMUNICATIONS - 7.55%
   500,000  ADELPHIA COMMUNICATIONS
            SERIES B                             10.50       07/15/04         450,000
   250,000  CHARTER COMMUNICATIONS
            HOLDINGS LLC                          8.63       04/01/09         212,500
   180,000  CROWN CASTLE INTERNATIONAL
            CORPORATION                          10.75       08/01/11         179,100
   500,000  CSC HOLDINGS INCORPORATED            10.50       05/15/16         532,500
   250,000  FRONTIERVISION LP CAPITAL            11.00       10/15/06         220,000
   200,000  GLOBAL CROSSING HOLDINGS
            LIMITED                               9.63       05/15/08         170,000
   200,000  MCLEODUSA INCORPORATED                9.25       07/15/07         165,000
   150,000  NEXTEL COMMUNICATIONS                 9.38       11/15/09         129,000
   250,000  ROGERS CANTEL INCORPORATED            8.80       10/01/07         246,250
   500,000  TCI COMMUNICATIONS
            INCORPORATED                          8.75       08/01/15         534,142
   160,000  VOICESTREAM WIRELESS
            CORPORATION                          10.38       11/15/09         169,600
   135,000  WORLDCOM INCORPORATED                 6.95       08/15/28         118,549

                                                                            3,126,641
                                                                          -----------
DEPOSITORY CREDIT INSTITUTIONS - 0.32%
   135,000  NATIONSBANK CORPORATION               7.80       09/15/16         131,573
                                                                          -----------
ELECTRIC GAS & SANITARY SERVICES - 0.71%
   200,000  ALLIED WASTE NORTH AMERICA
            SERIES B                              7.88       01/01/09         171,500
   130,000  REPUBLIC SERVICES INCORPORATED        6.63       05/15/04         123,696

                                                                              295,196
                                                                          -----------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT -
0.30%
$  160,000  WILLIAMS COMMUNITY GROUP
            INCORPORATED(a)                      11.70%      08/01/08     $   123,200
                                                                          -----------
FOOD & RELATED - 2.39%
    20,000  ANHEUSER BUSCH COMPANIES              9.00       12/01/09          22,800
   250,000  CANANDAIGUA BRANDS                    8.63       08/01/06         255,313
   500,000  CHIQUITA BRANDS INTERNATIONAL
            INCORPORATED                         10.25       11/01/06         251,250
   500,000  MARSH SUPERMARKET INCORPORATED
            SERIES B                              8.88       08/01/07         460,000

                                                                              989,363
                                                                          -----------
HEALTH SERVICES - 1.21%
   250,000  HCA - THE HEALTHCARE COMPANY          8.75       09/01/10         259,015
   250,000  TENET HEALTHCARE CORPORATION
            SERIES B                              8.13       12/01/08         241,250

                                                                              500,265
                                                                          -----------
HOLDING & OTHER INVESTMENT OFFICES - 0.30%
   130,000  SIMON PROPERTY GROUP
            INCORPORATED                          6.75       02/09/04         125,886
                                                                          -----------
HOTELS, LODGING - 0.57%
    40,000  FELCOR LODGING                        9.50       09/15/08          39,600
   200,000  HOST MARRIOT LP (a)                   9.25       10/01/07         197,000

                                                                              236,600
                                                                          -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.35%
   150,000  INTERNATIONAL GAME TECHNOLOGY         8.38       05/15/09         146,250
                                                                          -----------
MOTION PICTURES - 0.34%
   135,000  TIME WARNER INCORPORATED              7.75       06/15/05         139,247
                                                                          -----------
NONDEPOSITORY CREDIT INSTITUTIONS - 3.49%
   500,000  AMERICAN GENERAL FINANCE              8.13       08/15/09         522,823
   130,000  CIT GROUP INCORPORATED                7.63       08/16/05         130,562
   500,000  HOMESIDE INTERNATIONAL
            INCORPORATED SERIES B                11.25       05/15/03         536,875
   250,000  TEMBEC FINANCE CORPORATION            9.88       09/30/05         254,375

                                                                            1,444,635
                                                                          -----------
OIL EXPLORATION & PRODUCTION - 2.34%
   225,000  GULF CANADA RESOURCES LIMITED         9.25       01/15/04         227,250
   150,000  OCEAN ENERGY INCORPORATED
            SERIES B                              8.88       07/15/07         151,500
   150,000  PIONEER NATURAL RESOURCE
            COMPANY                               9.63       04/01/10         160,272
   175,000  SNYDER OIL CORPORATION                8.75       06/15/07         179,594
   100,000  TRITON ENERGY LIMITED (a)             8.88       10/01/07         100,000
   150,000  VINTAGE PETROLEUM INCORPORATED        9.00       12/15/05         150,375

                                                                              968,991
                                                                          -----------
PAPER & ALLIED PRODUCTS - 0.56%
   250,000  PLAYTEX PRODUCTS INCORPORATED
            SERIES B                              8.88       07/15/04         231,250
                                                                          -----------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.74%
   135,000  ATLANTIC RICHFIELD COMPANY            9.00       04/01/21         172,689

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
$  130,000  TOSCO CORPORATION                     7.63%      05/15/06     $   132,433

                                                                              305,122
                                                                          -----------
PHARMACEUTICAL PREPARATIONS - 0.89%
   250,000  ICN PHARMACEUTICALS
            INCORPORATED SERIES B                 9.25       08/15/05         242,500
   135,000  MERCK & COMPANY INCORPORATED          6.40       03/01/28         126,760

                                                                              369,260
                                                                          -----------
POWER REVENUE - 1.12%
   200,000  AES DRAX ENERGY LIMITED (a)          11.50       08/30/10         211,000
   250,000  CALPINE CORPORATION                   8.63       08/15/10         252,710

                                                                              463,710
                                                                          -----------
PRIMARY METAL INDUSTRIES - 0.23%
   100,000  AK STEEL CORPORATION                  9.13       12/15/06          94,750
                                                                          -----------
PRINTING PUBLISHING & ALLIED INDUSTRIES - 1.98%
   250,000  GARDEN STATE NEWSPAPERS               8.63       07/01/11         225,000
   250,000  HOLLINGER INTERNATIONAL
            PUBLISHING                            9.25       03/15/07         246,561
   225,000  NEWS AMERICA HOLDINGS                 8.00       10/17/16         215,638
   130,000  VIACOM INCORPORATED                   7.75       06/01/05         133,683

                                                                              820,882
                                                                          -----------
RAILROAD TRANSPORTATION - 0.49%
   200,000  KANSAS CITY SOUTHERN (a)              9.50       10/01/08         202,000
                                                                          -----------
RETAIL & RELATED - 1.64%
   130,000  TARGET CORPORATION                    7.50       02/15/05         133,429
 1,000,000  VISTA EYECARE INCORPORATED
            SERIES B                             12.75       10/15/05         400,000
   135,000  WAL-MART STORES                       7.55       02/15/30         144,110

                                                                              677,539
                                                                          -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.30%
   135,000  MERRILL LYNCH & COMPANY
            INCORPORATED                          6.88       11/15/18         124,206
                                                                          -----------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.27%
   200,000  OWENS-ILLNOIS INCORPORATED            7.85       05/15/04         110,000
                                                                          -----------
TRANSPORTATION - 0.63%
 1,000,000  BUDGET GROUP INCORPORATED             9.13       04/01/06         260,000
                                                                          -----------
TRANSPORTATION BY AIR - 2.74%
 1,193,720  FEDERAL EXPRESS CORPORATION
            SERIES 981B                           6.84       01/15/19       1,132,900
                                                                          -----------
TRANSPORTATION EQUIPMENT - 0.69%
   300,000  NAVISTAR FINANCIAL CORPORATION
            SERIES B                              9.00       06/01/02         285,000
                                                                          -----------
WHOLESALE TRADE-DURABLE GOODS - 1.05%
   250,000  RUSSEL METALS INCORPORATED           10.00       06/01/09         220,000

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
$  250,000  TM GROUP HOLDINGS                    11.00%      05/15/08     $   214,688

                                                                              434,688
                                                                          -----------

TOTAL CORPORATE BONDS & NOTES (COST
$17,899,641)                                                               15,316,225
                                                                          -----------
FOREIGN BONDS - 12.21%(B)
   237,000  AUSTRALIAN GOVERNMENT
            (AUSTRALIAN DOLLAR)                   8.75       08/15/08         147,474
   343,000  BUNDES REPUBLIC DEUTSCHLAND
            (EURO)                                5.25       01/04/08         302,640
   320,000  BUONI POLIENNALI DEL TES
            (EURO)                                4.50       05/01/09         262,959
   464,000  CANADA-GOVERNMENT (CANADIAN
            DOLLAR)                               5.50       06/01/10         302,512
   250,000  COLT TELECOM (EURO)                   7.63       12/15/09         186,612
   220,000  ENERGIS PLC (EURO)                    9.13       03/15/10         281,652
    95,000  EXODUS COMMUNICATIONS
            INCORPORATED (EURO)                  11.38       07/15/08          68,639
   340,000  FRANCE-GOVERNMENT (EURO)              5.50       04/25/07         303,515
   105,000  INTERNATIONAL BANK FOR
            RECONSTRUCTION & DEVELOPMENT          7.63       01/19/23         115,685
   668,000  KINGDOM OF DENMARK (DANISH
            KRONE)                                6.00       11/15/09          81,630
    95,000  KPN QWEST BV (EURO)                   7.13       06/01/09          69,879
   130,000  MANITOBA PROVINCE                     7.50       02/22/10         137,402
   169,000  NEW ZEALAND GOVERNMENT (NEW
            ZEALAND DOLLAR)                       7.00       07/15/09          72,218
    95,000  NTL COMMUNICATIONS CORPORATION
            (EURO)                                9.88       11/15/09          63,677
   140,000  ONTARIO PROVINCE                      5.50       10/01/08         131,172
   140,000  QUEBEC PROVINCE                       5.75       02/15/09         130,939
   465,000  REPUBLIC OF ARGENTINA                11.00       10/09/06         404,550
   475,000  REPUBLIC OF BRAZIL                   11.63       04/15/04         479,038
   440,000  REPUBLIC OF PHILIPPINES               8.88       04/15/08         376,750
   170,000  REPUBLIC OF POLAND                    7.13       07/01/04         170,850
   230,000  REPUBLIC OF TURKEY                   11.88       11/05/04         216,200
 1,085,000  SWEDISH GOVERNMENT (SWEDISH
            KRONA)                                6.50       05/05/08         118,197
   190,000  UNITED KINGDOM - TREASURY
            (BRITISH POUND)                       7.75       09/08/06         302,743
   335,000  UNITED MEXICAN STATES                 8.63       03/12/08         326,625

                                                                            5,053,558
TOTAL FOREIGN BONDS (COST $5,226,455)
                                                                          -----------
U.S. GOVERNMENT AGENCY SECURITIES - 18.42%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.60%
   525,000  FHLMC                                 6.25       07/15/04         525,167
   355,000  FHLMC                                 6.63       09/15/09         358,934
    93,580  FHLMC #C00922                         8.00       02/01/30          95,586
   101,305  FHLMC #C28291                         6.50       07/01/29          98,551

                                                                            1,078,238
                                                                          -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.35%
   680,000  FNMA                                  6.63       04/15/02         683,577
    85,000  FNMA                                  7.00       07/15/05          87,477
    85,000  FNMA                                  7.25       01/15/10          89,667
    95,522  FNMA #252924                          7.00       12/01/29          94,645
   959,499  FNMA #411023                          6.50       03/01/13         948,408
   297,480  FNMA #512386                          7.00       09/01/29         294,598
   314,460  FNMA #512387                          7.00       09/01/29         311,413
 1,912,838  FNMA #513615                          7.50       09/01/29       1,925,999

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$  319,888  FNMA #514262                          7.00%      09/01/29     $   316,788
 1,469,887  FNMA #533381                          8.00       03/01/30       1,498,829
    98,813  FNMA #549602                          7.50       08/01/30          99,514

                                                                            6,350,915
                                                                          -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.47%
    98,291  GNMA #509956                          7.00       06/15/29          97,854
    97,374  GNMA #516121                          7.50       12/15/29          98,495

                                                                              196,349
                                                                          -----------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $7,573,044)                                                           7,625,502
                                                                          -----------
U.S. TREASURY SECURITIES - 23.81%
U.S. TREASURY BONDS - 20.06%
 3,300,000  U.S. TREASURY BONDS                  10.75       08/15/05       4,002,695
 4,575,000  U.S. TREASURY BONDS                   5.25       02/15/29       4,300,052

                                                                            8,302,747
                                                                          -----------
U.S. TREASURY NOTES - 3.75%
   400,000  U.S. TREASURY NOTES                   5.75       10/31/02         400,750
 1,075,000  U.S. TREASURY NOTES                   6.50       02/15/10       1,151,381

                                                                            1,552,131
                                                                          -----------

TOTAL U.S. TREASURY SECURITIES (COST
$9,408,220)                                                                 9,854,878
                                                                          -----------
SHORT-TERM INSTRUMENTS - 3.75%
   495,000  GOLDMAN SACHS POOLED
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                 6.55       12/01/00         495,000
 1,057,000  JP MORGAN SECURITIES POOLED
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                 6.58       12/01/00       1,057,000

TOTAL SHORT-TERM INSTRUMENTS (COST
$1,552,000)                                                                 1,552,000
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $41,921,351)*                         95.76% $39,633,788
OTHER ASSETS AND LIABILITIES, NET            4.24    1,754,379
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $41,388,167
                                          -------  -----------

(a) Represents securities sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933. These securities may only be sold to other qualified institutional buyers and are considered liquid by the Adviser pursuant to guidelines established by the Board of Trustees.
(b) Foreign bond principal is denominated in U.S. dollars except as indicated parenthetically.
* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized depreciation consists of:



GROSS UNREALIZED APPRECIATION                       $  680,995
GROSS UNREALIZED DEPRECIATION                       (2,968,558)
                                                    ----------
NET UNREALIZED DEPRECIATION                         $(2,287,563)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
U.S. GOVERNMENT AGENCY SECURITIES - 38.00%
FEDERAL HOME LOAN BANK - 2.17%
$ 7,000,000  FHLB                                 5.13%       02/26/02     $  6,907,208
  7,000,000  FHLB                                 6.43        12/12/11        6,935,999
                                                                             13,843,207
                                                                           ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.95%
 10,000,000  FHLMC                                7.00        02/15/03       10,169,140
 20,000,000  FHLMC                                6.88        01/15/05       20,451,680
  4,000,000  FHLMC                                8.06        01/27/05        4,262,660
  5,000,000  FHLMC                                7.10        04/10/07        5,203,574
 24,801,582  FHLMC #C00874                        7.00        10/01/29       24,576,880
  4,880,716  FHLMC #C00920                        7.00        02/01/30        4,836,496
  9,033,027  FHLMC #C22339                        6.50        02/01/29        8,784,619
  9,783,613  FHLMC #C31808                        7.50        10/01/29        9,860,023
  1,038,059  FHLMC #G00683                        8.50        12/01/25        1,066,606
                                                                             89,211,678
                                                                           ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.28%
 10,000,000  FNMA                                 6.63        01/15/02       10,035,669
  4,000,000  FNMA                                 5.88        04/23/04        3,924,708
  8,500,000  FNMA                                 7.13        02/15/05        8,771,864
  9,806,460  FNMA                                 7.50        09/01/29        9,873,928
  5,631,918  FNMA #251615                         7.50        04/01/28        5,670,666
  6,394,719  FNMA #253057                         8.00        12/01/29        6,520,631
  2,746,740  FNMA #417768                         6.50        03/01/28        2,669,502
  5,336,864  FNMA #424815                         6.50        04/01/28        5,186,791
  3,330,755  FNMA #426032                         7.50        06/01/28        3,353,671
  8,469,157  FNMA #429182                         6.50        05/01/28        8,231,004
  8,740,106  FNMA #492910                         7.50        01/01/29        8,800,237
  8,992,232  FNMA #520842                         8.00        11/01/29        9,169,289
  2,634,510  FNMA #70765                          9.00        03/01/21        2,715,179
                                                                             84,923,139
                                                                           ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.01%
    466,181  GNMA #1580                          10.00        03/20/21          492,842
  8,559,999  GNMA #158794                         7.00        09/15/28        8,519,853
    350,302  GNMA #1616                          10.00        05/20/21          378,656
  8,578,466  GNMA #2824                           7.00        10/20/29        8,490,022
  1,451,825  GNMA #306052                         9.00        06/15/21        1,505,368
  1,540,155  GNMA #362589                         6.88        01/15/29        1,526,678
  9,926,863  GNMA #445071                         7.50        01/15/27       10,035,463
  4,747,893  GNMA #467791                         7.50        04/15/28        4,799,835
  9,101,796  GNMA #491192                         7.00        02/15/29        9,059,109
                                                                             44,807,826
                                                                           ------------
STUDENT LOAN MARKETING ASSOCATION - 0.17%
  1,000,000  SLMA                                 9.15        12/01/04        1,101,478
                                                                           ------------
TENNESSEE VALLEY AUTHORITY - 1.42%
  4,000,000  TVA                                  6.38        06/15/05        4,019,820

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
TENNESSEE VALLEY AUTHORITY (continued)
$ 5,000,000  TVA                                  6.75%       11/01/25     $  5,026,035
                                                                              9,045,855
                                                                           ------------
                                                                            242,933,183
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $242,484,562)
                                                                           ------------
U.S. TREASURY SECURITIES - 60.87%
U.S. TREASURY BONDS - 35.11%
 33,500,000  U.S. TREASURY BONDS                  7.88        11/15/04       36,216,649
  2,400,000  U.S. TREASURY BONDS                 11.63        11/15/04        2,909,371
  1,400,000  U.S. TREASURY BONDS                 12.00        05/15/05        1,751,777
  3,800,000  U.S. TREASURY BONDS                 10.75        08/15/05        4,609,164
  3,100,000  U.S. TREASURY BONDS                  9.38        02/15/06        3,633,603
 30,000,000  U.S. TREASURY BONDS                  6.00        08/15/09       31,016,580
 13,000,000  U.S. TREASURY BONDS                 10.38        11/15/12       16,479,203
 10,000,000  U.S. TREASURY BONDS                 11.25        02/15/15       15,350,000
 10,000,000  U.S. TREASURY BONDS                 10.63        08/15/15       14,836,030
 15,000,000  U.S. TREASURY BONDS                  8.75        05/15/17       19,761,225
  9,500,000  U.S. TREASURY BONDS                  9.13        05/15/18       12,998,575
 22,000,000  U.S. TREASURY BONDS                  8.13        08/15/19       27,909,156
  7,000,000  U.S. TREASURY BONDS                  7.88        02/15/21        8,748,614
 18,000,000  U.S. TREASURY BONDS                  7.50        11/15/24       22,039,974
  5,000,000  U.S. TREASURY BONDS                  7.63        02/15/25        6,209,745
                                                                            224,469,666
                                                                           ------------
U.S. TREASURY NOTES - 25.76%
  1,000,000  U.S. TREASURY NOTES                  6.38        03/31/01        1,000,068
  8,000,000  U.S. TREASURY NOTES                  8.00        05/15/01        8,068,104
  4,000,000  U.S. TREASURY NOTES                  7.88        08/15/01        4,047,452
  8,500,000  U.S. TREASURY NOTES                  7.50        11/15/01        8,611,469
 18,000,000  U.S. TREASURY NOTES                  6.63        03/31/02       18,162,270
 45,000,000  U.S. TREASURY NOTES                  7.50        05/15/02       46,042,965
 18,000,000  U.S. TREASURY NOTES                 12.38        05/15/04       21,802,176
 11,000,000  U.S. TREASURY NOTES                  7.25        08/15/04       11,624,514
 19,300,000  U.S. TREASURY NOTES                  7.50        02/15/05       20,704,924
 23,000,000  U.S. TREASURY NOTES                  7.00        07/15/06       24,629,435
                                                                            164,693,377
                                                                           ------------
                                                                            389,163,043
TOTAL U.S. TREASURY SECURITIES (COST
$382,702,933)
                                                                           ------------
SHORT-TERM INSTRUMENTS - 0.14%
    872,260  WELLS FARGO GOVERNMENT MONEY
             MARKET FUND +X+ (COST
             $872,260)                                                          872,260
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $626,059,755)*                        99.01% $632,968,486
OTHER ASSETS AND LIABILITIES, NET            0.99     6,353,420
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $639,321,906
                                          -------  ------------

+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND
     DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $ 13,174,682
GROSS UNREALIZED DEPRECIATION                         (6,265,951)
                                                    ------------
NET UNREALIZED APPRECIATION                         $  6,908,731

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

   LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
ASSET BACKED SECURITIES - 2.28%
$ 1,000,000  FLEET CREDIT CARD MASTER TRUST
             SERIES 1996-A CLASS A1+                6.00%       11/15/05   $    995,110
  2,450,000  PREMIER AUTO TRUST
             SERIES 1999-3 CLASS A3                 6.27        04/08/03      2,445,884

TOTAL ASSET BACKED SECURITIES (COST
$3,416,222)                                                                   3,440,994
                                                                           ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.15%
  1,762,570  ENTERPRISE MORTGAGE ACCEPTANCE
             COMPANY SERIES 1991-1
             CLASS A1                               6.42        09/15/08      1,740,168
                                                                           ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $1,771,551)                                                             1,740,168
                                                                           ------------
CORPORATE BONDS & NOTES - 3.92%
AUTOMOTIVE REPAIR SERVICES & PARKING - 0.43%
    685,000  HERTZ CORPORATION                      6.50        05/15/06        656,627
                                                                           ------------
COMMUNICATIONS - 2.64%
    500,000  AT&T CAPITAL CORPORATION               6.25        05/15/01        498,979
  1,000,000  NYNEX CREDIT COMPANY                   6.25        06/13/02        994,869
  2,500,000  WORLDCOM INCORPORATED                  6.13        08/15/01      2,487,080

                                                                              3,980,928
                                                                           ------------
DEPOSITORY INSTITUTIONS - 0.17%
    250,000  BANKAMERICA CORPORATION                8.38        03/15/02        254,152
                                                                           ------------
ELECTRIC GAS & SANITARY SERVICES - 0.36%
    500,000  PUBLIC SERVICE ELECTRIC & GAS
             COMPANY SERIES BB                      9.13        07/01/05        540,201
                                                                           ------------
PRINTING PUBLISHING & ALLIED INDUSTRIES - 0.32%
    500,000  NEWS AMERICA INCORPORATED              6.70        05/21/04        489,328
                                                                           ------------

TOTAL CORPORATE BONDS & NOTES (COST
$6,018,771)                                                                   5,921,236
                                                                           ------------
U.S. GOVERNMENT AGENCY SECURITIES - 58.81%
FEDERAL HOME LOAN BANK - 12.11%
 10,000,000  FHLB                                   7.25        05/15/02     10,144,110
  8,000,000  FHLB                                   7.00        02/14/03      8,135,192

                                                                             18,279,302
                                                                           ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 16.53%
  5,000,000  FHLMC                                  7.00        02/15/03      5,084,570
  5,000,000  FHLMC                                  7.38        05/15/03      5,133,500
  2,000,000  FHLMC                                  7.00        07/15/05      2,058,290
  2,500,000  FHLMC                                  7.00        03/15/10      2,596,645
  5,196,722  FHLMC # 00894                          6.50        12/01/29      5,057,040
  4,927,846  FHLMC # C01034                         8.00        08/01/30      5,032,661

                                                                             24,962,706
                                                                           ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.98%
  2,000,000  FNMA                                   6.69        08/07/01      2,004,412
      3,533  FNMA+                                  8.25        04/25/23          3,817
  2,193,762  FNMA # 313644                          7.00        08/01/27      2,172,504
  3,887,752  FNMA # 401770                          6.50        10/01/27      3,778,428
  3,502,911  FNMA # 454390                          6.00        12/01/28      3,327,765

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$ 4,699,799  FNMA # 524356                          7.50%       12/01/29   $  4,732,133
  4,722,380  FNMA # 525817                          7.50        12/01/29      4,754,870
  5,000,001  FNMA # 535300                          6.50        05/01/30      4,860,980

                                                                             25,634,909
                                                                           ------------
GNMA - 11.87%
     86,901  GNMA # 157247                          9.50        05/20/16         89,264
  1,619,547  GNMA # 22036                           8.00        07/20/25      1,647,889
    793,744  GNMA # 417389                          7.00        05/15/26        790,021
  1,025,045  GNMA # 423779                          7.00        05/15/26      1,020,238
  4,907,027  GNMA # 434661                          7.50        01/15/30      4,961,799
  1,697,615  GNMA # 455464                          7.50        08/15/27      1,716,187
  2,730,539  GNMA # 491192                          7.00        02/15/29      2,717,732
  5,000,000  GNMA # 543703                          7.00        11/15/30      4,977,150

                                                                             17,920,280
                                                                           ------------
TENNESSEE VALLEY AUTHORITY - 1.32%
  2,000,000  TVA                                    6.50        08/20/01      1,998,736
                                                                           ------------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $88,278,483)                                                           88,795,933
                                                                           ------------
U.S. TREASURY SECURITIES - 32.02%
U.S. TREASURY NOTES - 32.02%
     50,000  U.S. TREASURY NOTES                    6.38        03/31/01         50,003
  3,000,000  U.S. TREASURY NOTES                    6.25        01/31/02      3,008,829
    500,000  U.S. TREASURY NOTES                    6.63        03/31/02        504,508
  6,000,000  U.S. TREASURY NOTES                    7.50        05/15/02      6,139,062
  3,000,000  U.S. TREASURY NOTES                    6.25        02/15/03      3,038,280
    500,000  U.S. TREASURY NOTES                    5.75        08/15/03        502,500
  6,000,000  U.S. TREASURY NOTES                    7.25        05/15/04      6,314,658
  2,000,000  U.S. TREASURY NOTES                    6.00        08/15/04      2,030,578
    300,000  U.S. TREASURY NOTES                    7.25        08/15/04        317,032
  6,000,000  U.S. TREASURY NOTES                    7.88        11/15/04      6,486,564
  1,000,000  U.S. TREASURY NOTES                    6.75        05/15/05      1,049,306
    500,000  U.S. TREASURY NOTES                    6.50        08/15/05        520,620
  3,000,000  U.S. TREASURY NOTES                   10.75        08/15/05      3,638,814
  6,000,000  U.S. TREASURY NOTES                    7.00        07/15/06      6,425,070
  4,000,000  U.S. TREASURY NOTES                    6.63        05/15/07      4,243,192
  4,000,000  U.S. TREASURY NOTES                    5.75        08/15/10      4,088,752

TOTAL U.S. TREASURY SECURITIES (COST
$48,078,802)                                                                 48,357,768
                                                                           ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

   LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
SHORT-TERM INVESTMENTS - 1.67%
$ 2,515,159  WELLS FARGO GOVERNMENT MONEY
             MARKET FUND+X+                         6.48%       12/01/00   $  2,515,159
                                                                           ------------

TOTAL SHORT-TERM INVESTMENTS (COST
$2,515,159)                                                                   2,515,159
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $150,078,988)*                        99.85% $150,771,258
OTHER ASSETS AND LIABILITIES, NET            0.15       229,709
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $151,000,967
                                          -------  ------------

  +  VARIABLE RATE SECURITIES
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $1,395,191
GROSS UNREALIZED DEPRECIATION                        (702,921)
                                                    ---------
NET UNREALIZED APPRECIATION                         $ 692,270

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                       VALUE
     N/A    WELLS FARGO STABLE INCOME
            PORTFOLIO                                               $185,081,547
                                                                    ------------

TOTAL INVESTMENT IN CORE PORTFOLIOS
(99.95%) (COST $185,577,795)                                         185,081,547
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $185,577,795)                         99.95%  $185,081,547
OTHER ASSETS AND LIABILITIES, NET            0.05         93,440
                                          -------   ------------
TOTAL NET ASSETS                           100.00%  $185,174,987
                                          -------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)           INCOME FUNDS
--------------------------------------------------------------------------------

   VARIABLE RATE GOVERNMENT FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
U.S. GOVERNMENT AGENCY SECURITIES - 94.01%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 27.44%
$3,682,809  FHLMC # 610303+                        8.08%       04/01/18   $ 3,712,420
 1,598,517  FHLMC # 840118+                        8.49        09/01/18     1,642,636
     7,497  FHLMC # 845410+                        8.61        07/01/23         7,617
     3,569  FHLMC # 845613+                        8.01        01/01/24         3,674
 6,028,055  FHLMC # 846150+                        8.30        04/01/21     6,163,927
 4,154,987  FHLMC # 846602+                        8.03        04/01/27     4,225,247
 1,155,204  FHLMC SERIES 1534 CLASS PF+            7.90        06/15/23     1,144,599

                                                                           16,900,120
                                                                          -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 59.00%
 4,584,445  FNMA # 136014+                         5.85        05/01/18     4,535,758
 6,089,546  FNMA # 323186+                         8.32        09/01/25     6,250,067
 3,673,685  FNMA # 323382+                         8.10        08/01/27     3,757,629
 5,677,937  FNMA # 57733+                          6.79        02/01/17     5,630,640
 2,281,210  FNMA # 57775+                          6.76        05/01/18     2,268,344
 6,933,854  FNMA # 66397+                          6.84        03/01/18     6,876,095
 7,191,319  FNMA SERIES 1999-31 CLASS F+           7.22        05/25/28     7,020,331

                                                                           36,338,864
                                                                          -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.57%
 4,605,366  GNMA # 8076+                           7.13        11/20/22     4,659,616
                                                                          -----------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $58,524,584)                                                         57,898,600
                                                                          -----------
U.S. TREASURY NOTES - 4.08%
 2,500,000  U.S. TREASURY NOTES                    6.00        09/30/02     2,514,897
                                                                          -----------

TOTAL U.S. TREASURY SECURITIES (COST
$2,504,903)                                                                 2,514,897
                                                                          -----------
SHORT-TERM INSTRUMENTS - 1.56%
   961,000  WELLS FARGO GOVERNMENT MONEY
            MARKET FUND+X+
            (COST $961,000)                        6.48        12/01/00       961,000
                                                                          -----------

TOTAL INVESTMENT IN SECURITIES
(COST $61,990,487)*                         99.65% $61,374,497
OTHER ASSETS AND LIABILITIES, NET            0.35      215,988
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $61,590,485
                                          -------  -----------

  +  VARIABLE RATE SECURITIES
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $  64,524
GROSS UNREALIZED DEPRECIATION                        (680,514)
                                                    ---------
NET UNREALIZED DEPRECIATION                         $(615,990)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS           STATEMENTS OF ASSETS AND LIABILITIES -- NOVEMBER 30, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                                     CORPORATE        DIVERSIFIED
                                          BOND               BOND
-----------------------------------------------------------------

ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET
    VALUE (SEE COST BELOW)....  $   16,179,768       $214,494,293
  CASH........................           5,556                  0
  COLLATERAL FOR SECURITIES
    LOANED....................       4,531,559                  0
  RECEIVABLE FOR DIVIDENDS,
    INTEREST AND OTHER
    RECEIVABLES...............         294,616                730
  RECEIVABLE FOR INVESTMENTS
    SOLD......................         234,026                  0
  RECEIVABLE FOR FUND SHARES
    ISSUED....................              48            714,339
  RECEIVABLE FOR FOREIGN
    CURRENCY..................           3,310                  0
  PREPAID EXPENSES AND OTHER
    ASSETS....................          13,454                  0
                                --------------       ------------
TOTAL ASSETS..................      21,262,337        215,209,362
                                --------------       ------------

LIABILITIES
  PAYABLE FOR SECURITIES
    LOANED....................       4,531,559                  0
  PAYABLE FOR FORWARD CURRENCY
    CONTRACTS.................             136                  0
  DIVIDENDS PAYABLE...........          32,950                  0
  PAYABLE FOR FUND SHARES
    REDEEMED..................          13,576            109,976
  PAYABLE TO CUSTODIAN FOR
    CASH OVERDRAFT............               0                  0
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....           2,617             42,079
  PAYABLE TO OTHER RELATED
    PARTIES...................           8,772             28,518
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............          64,583             52,295
                                --------------       ------------
TOTAL LIABILITIES.............       4,654,193            232,868
                                --------------       ------------
TOTAL NET ASSETS..............  $   16,608,144       $214,976,494
                                --------------       ------------

NET ASSETS CONSIST OF:
-----------------------------------------------------------------
PAID-IN CAPITAL...............  $   18,557,844       $212,788,291
UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS)...............          52,170            311,770
UNDISTRIBUTED NET REALIZED
  LOSS ON INVESTMENTS.........      (1,875,746)        (4,061,999)
NET UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS.................        (125,943)         5,938,432
NET UNREALIZED APPRECIATION
  (DEPRECIATION) OF FUTURES...            (181)                 0
                                --------------       ------------
TOTAL NET ASSETS..............  $   16,608,144       $214,976,494
                                --------------       ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------
NET ASSETS - CLASS A..........  $    5,174,876                N/A
SHARES OUTSTANDING -
  CLASS A.....................         574,035                N/A
NET ASSET VALUE PER SHARE -
  CLASS A.....................  $         9.01                N/A
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A.............  $         9.43(1)             N/A
NET ASSETS - CLASS B..........  $   10,305,963                N/A
SHARES OUTSTANDING -
  CLASS B.....................       1,143,060                N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................  $         9.02                N/A
NET ASSETS - CLASS C..........  $    1,127,305                N/A
SHARES OUTSTANDING -
  CLASS C.....................         125,064                N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS C.....................  $         9.01                N/A
NET ASSETS - INSTITUTIONAL
  CLASS.......................             N/A       $214,976,494
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS.........             N/A          8,429,058
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  INSTITUTIONAL CLASS.........             N/A       $      25.50
INVESTMENTS AT COST
  (NOTE 3)....................  $   16,305,711       $208,555,861
                                --------------       ------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(2)  MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.5 OF NET ASSET VALUE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
40

STATEMENTS OF ASSETS AND LIABILITIES -- NOVEMBER 30, 2000 (UNAUDITED)     INCOME
FUNDS
--------------------------------------------------------------------------------

                                                                   INCOME            INTERMEDIATE            LIMITED TERM
                                              INCOME                 PLUS       GOVERNMENT INCOME       GOVERNMENT INCOME
-------------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET
    VALUE (SEE COST BELOW)....       $   506,243,255       $   39,633,788        $   632,968,486         $   150,771,258
  CASH........................                 6,033                3,736                      0                       0
  COLLATERAL FOR SECURITIES
    LOANED....................           252,107,020            9,639,257             85,797,455              12,066,080
  RECEIVABLE FOR DIVIDENDS,
    INTEREST AND OTHER
    RECEIVABLES...............             9,522,654              773,630              7,192,898               1,503,974
  RECEIVABLE FOR INVESTMENTS
    SOLD......................                     0              796,546                      0                       0
  RECEIVABLE FOR FUND SHARES
    ISSUED....................               195,758              256,434                583,665                  26,324
  RECEIVABLE FOR FOREIGN
    CURRENCY..................                     0               29,257                      0                       0
  PREPAID EXPENSES AND OTHER
    ASSETS....................                23,957               38,286                 82,722                  28,628
                                     ---------------       --------------        ---------------         ---------------
TOTAL ASSETS..................           768,098,677           51,170,934            726,625,226             164,396,264
                                     ---------------       --------------        ---------------         ---------------

LIABILITIES
  PAYABLE FOR SECURITIES
    LOANED....................           252,107,020            9,639,257             85,797,455              12,066,080
  PAYABLE FOR FORWARD CURRENCY
    CONTRACTS.................                     0                    0                      0                       0
  DIVIDENDS PAYABLE...........             2,093,374                  599                      0                 461,829
  PAYABLE FOR FUND SHARES
    REDEEMED..................             2,602,500               49,150                413,140                 469,309
  PAYABLE TO CUSTODIAN FOR
    CASH OVERDRAFT............                     0                    0                      0                 143,374
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....               261,746               22,834                320,503                  69,490
  PAYABLE TO OTHER RELATED
    PARTIES...................                65,693               19,860                225,094                  22,089
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............               187,276               51,067                547,128                 163,126
                                     ---------------       --------------        ---------------         ---------------
TOTAL LIABILITIES.............           257,317,609            9,782,767             87,303,320              13,395,297
                                     ---------------       --------------        ---------------         ---------------
TOTAL NET ASSETS..............       $   510,781,068       $   41,388,167        $   639,321,906         $   151,000,967
                                     ---------------       --------------        ---------------         ---------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------
PAID-IN CAPITAL...............       $   546,999,735       $   48,931,372        $   704,007,902             170,427,320
UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS)...............                  (118)              50,304                691,626                  (2,040)
UNDISTRIBUTED NET REALIZED
  LOSS ON INVESTMENTS.........           (37,876,276)          (5,313,109)           (72,286,353)            (20,116,583)
NET UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS.................             1,657,727           (2,287,563)             6,908,731                 692,270
NET UNREALIZED APPRECIATION
  (DEPRECIATION) OF FUTURES...                     0                7,163                      0                       0
                                     ---------------       --------------        ---------------         ---------------
TOTAL NET ASSETS..............       $   510,781,068       $   41,388,167        $   639,321,906         $   151,000,967
                                     ---------------       --------------        ---------------         ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A..........       $    19,928,904       $    8,674,586        $   188,458,123         $    28,545,855
SHARES OUTSTANDING -
  CLASS A.....................             2,159,325              823,521             17,185,246               2,938,941
NET ASSET VALUE PER SHARE -
  CLASS A.....................       $          9.23       $        10.53        $         10.97         $          9.71
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A.............       $          9.66(1)    $        11.03(1)     $         11.49(1)      $         10.17(1)
NET ASSETS - CLASS B..........       $     9,888,793       $   30,284,218        $    52,725,988         $     8,832,053
SHARES OUTSTANDING -
  CLASS B.....................             1,073,002            2,873,373              4,810,900                 909,169
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................       $          9.22       $        10.54        $         10.96         $          9.71
NET ASSETS - CLASS C..........                   N/A       $    2,429,363        $     4,856,745                     N/A
SHARES OUTSTANDING -
  CLASS C.....................                   N/A              230,514                443,406                     N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS C.....................                   N/A       $        10.54        $         10.95                     N/A
NET ASSETS - INSTITUTIONAL
  CLASS.......................       $   480,963,371                  N/A        $   393,291,050         $   113,623,059
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS.........            52,166,567                  N/A             35,854,407              11,921,663
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  INSTITUTIONAL CLASS.........       $          9.22                  N/A        $         10.97         $          9.53
INVESTMENTS AT COST
  (NOTE 3)....................       $   504,585,528       $   41,921,351        $   626,059,755         $   150,078,988
                                     ---------------       --------------        ---------------         ---------------

                                         STABLE       VARIABLE RATE
                                         INCOME          GOVERNMENT
------------------------------
ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET
    VALUE (SEE COST BELOW)....  $   185,081,547       $ 61,374,497
  CASH........................                0              5,052
  COLLATERAL FOR SECURITIES
    LOANED....................                0                  0
  RECEIVABLE FOR DIVIDENDS,
    INTEREST AND OTHER
    RECEIVABLES...............                0            626,855
  RECEIVABLE FOR INVESTMENTS
    SOLD......................                0                  0
  RECEIVABLE FOR FUND SHARES
    ISSUED....................          320,850                  0
  RECEIVABLE FOR FOREIGN
    CURRENCY..................                0                  0
  PREPAID EXPENSES AND OTHER
    ASSETS....................            3,243             24,852
                                ---------------       ------------
TOTAL ASSETS..................      185,405,640         62,031,256
                                ---------------       ------------
LIABILITIES
  PAYABLE FOR SECURITIES
    LOANED....................                0                  0
  PAYABLE FOR FORWARD CURRENCY
    CONTRACTS.................                0                  0
  DIVIDENDS PAYABLE...........            1,213            252,348
  PAYABLE FOR FUND SHARES
    REDEEMED..................          149,170             20,417
  PAYABLE TO CUSTODIAN FOR
    CASH OVERDRAFT............                0                  0
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....            3,515             32,176
  PAYABLE TO OTHER RELATED
    PARTIES...................           28,535                  0
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............           48,220            135,830
                                ---------------       ------------
TOTAL LIABILITIES.............          230,653            440,771
                                ---------------       ------------
TOTAL NET ASSETS..............  $   185,174,987       $ 61,590,485
                                ---------------       ------------
NET ASSETS CONSIST OF:
------------------------------
PAID-IN CAPITAL...............  $   193,250,734       $194,282,385
UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS)...............          246,908                  0
UNDISTRIBUTED NET REALIZED
  LOSS ON INVESTMENTS.........       (7,826,407)      (132,075,910)
NET UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS.................         (496,248)          (615,990)
NET UNREALIZED APPRECIATION
  (DEPRECIATION) OF FUTURES...                0                  0
                                ---------------       ------------
TOTAL NET ASSETS..............  $   185,174,987       $ 61,590,485
                                ---------------       ------------
COMPUTATION OF NET ASSET VALUE
------------------------------
NET ASSETS - CLASS A..........  $     9,196,757       $ 61,590,485
SHARES OUTSTANDING -
  CLASS A.....................          898,777          6,842,000
NET ASSET VALUE PER SHARE -
  CLASS A.....................  $         10.23       $       9.00
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A.............  $         10.39(2)    $       9.42(1)
NET ASSETS - CLASS B..........  $     3,123,289                N/A
SHARES OUTSTANDING -
  CLASS B.....................          305,410                N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................  $         10.23                N/A
NET ASSETS - CLASS C..........              N/A                N/A
SHARES OUTSTANDING -
  CLASS C.....................              N/A                N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS C.....................              N/A                N/A
NET ASSETS - INSTITUTIONAL
  CLASS.......................  $   172,854,941                N/A
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS.........       16,888,961                N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  INSTITUTIONAL CLASS.........  $         10.23                N/A
INVESTMENTS AT COST
  (NOTE 3)....................  $   185,577,795       $ 61,990,487
                                ---------------       ------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(2)  MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.5 OF NET ASSET VALUE.

INCOME FUNDS   STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED NOVEMBER 30,
2000 (UNAUDITED)
--------------------------------------------------------------------------------

                           CORPORATE  DIVERSIFIED
                                BOND         BOND
-------------------------------------------------

INVESTMENT INCOME(1)
  DIVIDENDS..............  $       0  $        0
  INTEREST...............    639,882   6,554,125
  SECURITIES LENDING
    INCOME...............      3,689      49,068
  NET EXPENSES ALLOCATED
    FROM CORE
    PORTFOLIOS...........          0    (385,488)
                           ---------  ----------
TOTAL INVESTMENT
  INCOME.................    643,571   6,217,705
                           ---------  ----------

EXPENSES
  ADVISORY FEES..........     40,629     249,704
  ADMINISTRATION FEES....     12,188     149,822
  SHAREHOLDER SERVICING
    FEES.................     20,315           0
  PORTFOLIO ACCOUNTING
    FEES.................     36,566      16,980
  CUSTODY................      1,625           0
  TRANSFER AGENT
    CLASS A..............      2,263         N/A
    CLASS B..............      8,134         N/A
    CLASS C..............        630         N/A
    INSTITUTIONAL
     CLASS...............        N/A      19,976
  DISTRIBUTION FEES
    CLASS A..............        N/A         N/A
    CLASS B..............     37,656         N/A
    CLASS C..............      4,217         N/A
  LEGAL AND AUDIT FEES...      9,396       8,731
  REGISTRATION FEES......      3,162       9,666
  DIRECTORS' FEES........      2,824       2,824
  SHAREHOLDER REPORTS....      1,272       4,231
  OTHER..................      1,198       6,972
                           ---------  ----------
TOTAL EXPENSES...........    182,075     468,906
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............    (58,969)   (154,946)
NET EXPENSES.............    123,106     313,960
                           ---------  ----------
NET INVESTMENT INCOME....    520,465   5,903,745
                           ---------  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
-------------------------------------------------
  NET REALIZED GAIN
    (LOSS) FROM:
    SECURITIES...........   (785,970)          0
    FOREIGN CURRENCY
     TRANSACTIONS........     23,843           0
    SECURITIES
     TRANSACTIONS
     ALLOCATED FROM
     PORTFOLIOS..........          0  (1,093,898)
                           ---------  ----------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......   (762,127) (1,093,898)
                           ---------  ----------
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF:
    SECURITIES...........  1,297,412           0
    FOREIGN CURRENCY
     TRANSACTIONS........          0           0
    FOREIGN CURRENCY
     CONTRACTS...........      8,801           0
    SECURITIES
     TRANSACTIONS
     ALLOCATED FROM
     PORTFOLIOS..........          0  10,279,837
                           ---------  ----------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............  1,306,213  10,279,837
                           ---------  ----------
                           ---------  ----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........    544,086   9,185,939
                           ---------  ----------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............  $1,064,551 $15,089,684
                           ---------  ----------

(1) INTEREST, DIVIDEND AND SECURITIES LENDING INCOME INCLUDE AMOUNTS ALLOCATED FROM PORTFOLIOS WHERE APPLICABLE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
42

STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000
(UNAUDITED)                                                         INCOME FUNDS
--------------------------------------------------------------------------------

                                           INCOME       INTERMEDIATE       LIMITED TERM        STABLE  VARIABLE RATE
                               INCOME        PLUS  GOVERNMENT INCOME  GOVERNMENT INCOME        INCOME     GOVERNMENT
--------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME(1)
  DIVIDENDS..............  $        0  $   12,665  $               0  $               0  $          0  $           0
  INTEREST...............  16,405,664   1,712,088         22,676,664          5,385,226     6,448,352      2,010,885
  SECURITIES LENDING
    INCOME...............     145,764      15,246            107,400             12,214        11,562              0
  NET EXPENSES ALLOCATED
    FROM CORE
    PORTFOLIOS...........           0           0                  0                  0      (535,870)             0
                           ----------  ----------  -----------------  -----------------  ------------  -------------
TOTAL INVESTMENT
  INCOME.................  16,551,428   1,739,999         22,784,064          5,397,440     5,924,044  $   2,010,885
                           ----------  ----------  -----------------  -----------------  ------------  -------------

EXPENSES
  ADVISORY FEES..........   1,114,644     122,406          1,583,520            391,532             0        162,164
  ADMINISTRATION FEES....     336,062      30,601            477,410            117,976       144,841         49,219
  SHAREHOLDER SERVICING
    FEES.................      33,902      51,003            308,394             47,315        14,284         81,082
  PORTFOLIO ACCOUNTING
    FEES.................      47,049      34,274             54,107             33,820        28,003         19,360
  CUSTODY................      44,808       4,080             63,655             15,730             0          6,563
  TRANSFER AGENT
    CLASS A..............      10,864       2,627            191,613             17,590         2,038          3,609
    CLASS B..............       9,153      13,288             30,981              6,093         1,527            N/A
    CLASS C..............         N/A           0              4,222                N/A           N/A            N/A
    INSTITUTIONAL
     CLASS...............      63,123         N/A             77,722             17,892        21,803            N/A
  DISTRIBUTION FEES
    CLASS A..............         N/A         N/A                N/A                N/A           N/A            N/A
    CLASS B..............      34,149     110,735            192,676             32,493         9,625            N/A
    CLASS C..............         N/A       9,433             17,507                N/A           N/A            N/A
  LEGAL AND AUDIT FEES...      14,004      12,704             22,370             20,389         4,695         11,246
  REGISTRATION FEES......      28,914      11,765             53,365             25,770        10,372            595
  DIRECTORS' FEES........       2,824       2,824              2,824              2,824         2,824          2,824
  SHAREHOLDER REPORTS....      25,929       5,302             79,079             19,940         6,622          8,321
  OTHER..................      17,664       2,099             32,442              1,707         8,761          3,229
                           ----------  ----------  -----------------  -----------------  ------------  -------------
TOTAL EXPENSES...........   1,783,089     414,148          3,191,887            751,071       255,395        348,212
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............     (34,721)    (69,556)          (470,172)          (130,532)     (137,848)       (92,308)
NET EXPENSES.............   1,748,368     344,592          2,721,715            620,539       117,547        255,904
                           ----------  ----------  -----------------  -----------------  ------------  -------------
NET INVESTMENT INCOME....  14,803,060   1,395,407         20,062,349          4,776,901     5,806,497      1,754,981
                           ----------  ----------  -----------------  -----------------  ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN
    (LOSS) FROM:
    SECURITIES...........  (6,822,777) (1,677,406)          (497,969)        (1,975,960)            0        (87,972)
    FOREIGN CURRENCY
     TRANSACTIONS........           0     137,179                  0                  0             0              0
    SECURITIES
     TRANSACTIONS
     ALLOCATED FROM
     PORTFOLIOS..........           0           0                  0                  0      (199,300)             0
                           ----------  ----------  -----------------  -----------------  ------------  -------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......  (6,822,777) (1,540,227)          (497,969)        (1,975,960)     (199,300)       (87,972)
                           ----------  ----------  -----------------  -----------------  ------------  -------------
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF:
    SECURITIES...........  24,393,631   1,500,032         24,724,674          6,476,909             0        837,791
    FOREIGN CURRENCY
     TRANSACTIONS........           0           0                  0                  0             0              0
    FOREIGN CURRENCY
     CONTRACTS...........           0      37,126                  0                  0             0              0
    SECURITIES
     TRANSACTIONS
     ALLOCATED FROM
     PORTFOLIOS..........           0           0                  0                  0     1,799,618              0
                           ----------  ----------  -----------------  -----------------  ------------  -------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............  24,393,631   1,537,158         24,724,674          6,476,909     1,799,618        837,791
                           ----------  ----------  -----------------  -----------------  ------------  -------------
                           ----------  ----------  -----------------  -----------------  ------------  -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........  17,570,854      (3,069)        24,226,705          4,500,949     1,600,318        749,819
                           ----------  ----------  -----------------  -----------------  ------------  -------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............  $32,373,914 $1,392,338  $      44,289,054  $       9,277,850  $  7,406,815  $   2,504,800
                           ----------  ----------  -----------------  -----------------  ------------  -------------

(1) INTEREST, DIVIDEND AND SECURITIES LENDING INCOME INCLUDE AMOUNTS ALLOCATED FROM PORTFOLIOS WHERE APPLICABLE.

INCOME FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          CORPORATE BOND
                           ---------------------------------------------
                              (UNAUDITED)
                              FOR THE SIX  FOR THE ELEVEN        FOR THE
                             MONTHS ENDED    MONTHS ENDED     YEAR ENDED
                            NOV. 30, 2000    MAY 31, 2000  JUNE 30, 1999
------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $  15,595,256   $  18,786,765   $  10,397,222
OPERATIONS:
  NET INVESTMENT
    INCOME...............        520,465       1,067,249         873,336
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........       (762,127)       (950,324)        (92,828)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........      1,297,412        (774,265)       (689,154)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    FOREIGN CURRENCY.....          8,801          (8,982)              0
                           -------------   -------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........      1,064,551        (666,322)         91,354
                           -------------   -------------   -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............       (180,907)       (362,850)       (301,656)
    CLASS B..............       (319,173)       (617,389)       (494,210)
    CLASS C..............        (35,756)        (87,010)        (78,121)
    INSTITUTIONAL
     CLASS...............            N/A             N/A             N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............              0            (418)        (17,016)
    CLASS B..............              0            (795)        (34,782)
    CLASS C..............              0            (124)         (4,732)
    INSTITUTIONAL
     CLASS...............            N/A             N/A             N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......        384,703       1,768,862       4,298,862
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............        100,533         164,748         127,714
  COST OF SHARES
    REDEEMED -
    CLASS A..............       (542,903)     (1,809,292)     (4,188,224)
                           -------------   -------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................        (57,667)        124,318         238,352
                           -------------   -------------   -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......      1,348,401       2,531,235       8,152,989
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............        205,975         393,734         350,463
  COST OF SHARES
    REDEEMED -
    CLASS B..............     (1,066,060)     (3,693,437)     (1,310,668)
                           -------------   -------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................        488,316        (768,468)      7,192,784
                           -------------   -------------   -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......        298,742         600,212       2,076,396
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............         30,471          69,793          66,082
  COST OF SHARES
    REDEEMED -
    CLASS C..............       (275,689)     (1,482,456)       (344,908)
                           -------------   -------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................         53,524        (812,451)      1,797,570
                           -------------   -------------   -------------
PROCEEDS FROM SHARES
  SOLD - INSTITUTIONAL
  CLASS .................            N/A             N/A             N/A
REINVESTMENT OF
  DIVIDENDS -
  INSTITUTIONAL CLASS ...            N/A             N/A             N/A
COST OF SHARES
  REDEEMED -
  INSTITUTIONAL CLASS ...            N/A             N/A             N/A
                           -------------   -------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS ...            N/A             N/A             N/A
                           -------------   -------------   -------------
INCREASE (DECREASE) IN
  NET ASSETS.............      1,012,888      (3,191,509)      8,389,543
                           -------------   -------------   -------------
NET ASSETS:
------------------------------------------------------------------------
  ENDING NET ASSETS......  $  16,608,144   $  15,595,256   $  18,786,765
  SHARES ISSUED AND
    REDEEMED:
    SHARES SOLD -
     CLASS A.............         42,915         190,078         427,782
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     CLASS A.............         11,209          17,973          12,788
    SHARES REDEEMED -
     CLASS A.............        (60,553)       (197,557)       (419,200)
                           -------------   -------------   -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................         (6,429)         10,494          21,370
                           -------------   -------------   -------------
    SHARES SOLD -
     CLASS B.............        150,719         272,287         814,237
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     CLASS B.............         22,960          42,863          35,042
    SHARES REDEEMED -
     CLASS B.............       (119,087)       (402,498)       (131,436)
                           -------------   -------------   -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................         54,592         (87,348)        717,843
                           -------------   -------------   -------------
    SHARES SOLD -
     CLASS C.............         33,445          66,019         206,133
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     CLASS C.............          3,398           7,564           6,636
    SHARES REDEEMED -
     CLASS C.............        (30,877)       (161,840)        (35,279)
                           -------------   -------------   -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................          5,966         (88,257)        177,490
                           -------------   -------------   -------------
    SHARES SOLD -
     INSTITUTIONAL
     CLASS ..............            N/A             N/A             N/A
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     INSTITUTIONAL
     CLASS ..............            N/A             N/A             N/A
    SHARES REDEEMED -
     INSTITUTIONAL
     CLASS ..............            N/A             N/A             N/A
                           -------------   -------------   -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....            N/A             N/A             N/A
                           -------------   -------------   -------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $      52,170   $      67,541   $      12,515
                           -------------   -------------   -------------

STATEMENTS OF CHANGES IN NET ASSETS                                 INCOME FUNDS
--------------------------------------------------------------------------------

                                 DIVERSIFIED BOND                      INCOME                        INCOME PLUS
                           -----------------------------  --------------------------------  ------------------------------
                              (UNAUDITED)                    (UNAUDITED)                       (UNAUDITED)
                              FOR THE SIX        FOR THE     FOR THE SIX           FOR THE     FOR THE SIX  FOR THE ELEVEN
                             MONTHS ENDED     YEAR ENDED    MONTHS ENDED        YEAR ENDED    MONTHS ENDED    MONTHS ENDED
                            NOV. 30, 2000   MAY 31, 2000   NOV. 30, 2000  MAY 31, 2000 (1)   NOV. 30, 2000    MAY 31, 2000
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $  190,282,872  $ 179,133,459  $  395,224,004  $   369,928,292   $  39,257,809   $  51,152,364
OPERATIONS:
  NET INVESTMENT
    INCOME...............       5,903,745     10,818,645      14,803,060       26,536,656       1,395,407       2,896,376
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........      (1,093,898)    (2,753,575)     (6,822,777)     (18,974,113)     (1,540,227)     (2,907,178)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........      10,279,837     (2,014,985)     24,393,631       (8,738,341)      1,500,032      (2,746,639)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    FOREIGN CURRENCY.....               0              0               0                0          37,126         (44,066)
                           --------------  -------------  --------------  ---------------   -------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........      15,089,684      6,050,085      32,373,914       (1,175,798)      1,392,338      (2,801,507)
                           --------------  -------------  --------------  ---------------   -------------   -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............             N/A            N/A        (578,702)      (1,024,531)       (386,862)       (658,566)
    CLASS B..............             N/A            N/A        (257,375)        (503,494)     (1,197,380)     (2,056,415)
    CLASS C..............             N/A            N/A             N/A              N/A        (101,004)       (179,939)
    INSTITUTIONAL
     CLASS...............     (13,038,315)    (8,273,759)    (13,966,983)     (25,060,771)            N/A             N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............             N/A            N/A               0                0               0               0
    CLASS B..............             N/A            N/A               0                0               0               0
    CLASS C..............             N/A            N/A             N/A              N/A               0               0
    INSTITUTIONAL
     CLASS...............               0     (3,751,737)              0                0             N/A             N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......             N/A            N/A       3,801,051        9,560,870       1,226,627       2,318,150
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             N/A            N/A         283,011          599,333         202,692         479,861
  COST OF SHARES
    REDEEMED -
    CLASS A..............             N/A            N/A      (1,792,680)      (5,948,693)     (1,060,027)     (4,463,052)
                           --------------  -------------  --------------  ---------------   -------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................             N/A            N/A       2,291,382        4,211,510         369,292      (1,665,041)
                           --------------  -------------  --------------  ---------------   -------------   -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......             N/A            N/A       1,778,161        5,459,661       5,046,891       4,680,931
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............             N/A            N/A         208,199          404,273         653,102       1,416,311
  COST OF SHARES
    REDEEMED -
    CLASS B..............             N/A            N/A      (1,083,025)      (4,378,387)     (3,545,434)    (10,504,386)
                           --------------  -------------  --------------  ---------------   -------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................             N/A            N/A         903,335        1,485,547       2,154,559      (4,407,144)
                           --------------  -------------  --------------  ---------------   -------------   -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......             N/A            N/A             N/A              N/A         722,225         938,122
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............             N/A            N/A             N/A              N/A          66,846         135,803
  COST OF SHARES
    REDEEMED -
    CLASS C..............             N/A            N/A             N/A              N/A        (889,656)     (1,199,868)
                           --------------  -------------  --------------  ---------------   -------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................             N/A            N/A             N/A              N/A        (100,585)       (125,943)
                           --------------  -------------  --------------  ---------------   -------------   -------------
PROCEEDS FROM SHARES
  SOLD - INSTITUTIONAL
  CLASS .................      54,987,575     75,735,487     142,972,724      170,773,723             N/A             N/A
REINVESTMENT OF
  DIVIDENDS -
  INSTITUTIONAL CLASS ...      10,597,375     10,832,344       2,435,475        3,674,438             N/A             N/A
COST OF SHARES
  REDEEMED -
  INSTITUTIONAL CLASS ...     (42,942,697)   (69,443,007)    (50,616,706)    (127,084,912)            N/A             N/A
                           --------------  -------------  --------------  ---------------   -------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS ...      22,642,253     17,124,824      94,791,493       47,363,249             N/A             N/A
                           --------------  -------------  --------------  ---------------   -------------   -------------
INCREASE (DECREASE) IN
  NET ASSETS.............      24,693,622     11,149,413     115,557,064       25,295,712       2,130,358     (11,894,555)
                           --------------  -------------  --------------  ---------------   -------------   -------------
NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------
  ENDING NET ASSETS......  $  214,976,494  $ 190,282,872  $  510,781,068  $   395,224,004   $  41,388,167   $  39,257,809
  SHARES ISSUED AND
    REDEEMED:
    SHARES SOLD -
     CLASS A.............             N/A            N/A         418,878        1,046,017         113,618         203,593
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     CLASS A.............             N/A            N/A          31,087           65,850          18,932          42,613
    SHARES REDEEMED -
     CLASS A.............             N/A            N/A        (198,145)        (653,454)        (98,616)       (388,963)
                           --------------  -------------  --------------  ---------------   -------------   -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................             N/A            N/A         251,820          458,413          33,934        (142,757)
                           --------------  -------------  --------------  ---------------   -------------   -------------
    SHARES SOLD -
     CLASS B.............             N/A            N/A         196,162          594,550         470,508         409,648
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     CLASS B.............             N/A            N/A          22,901           44,495          60,973         125,637
    SHARES REDEEMED -
     CLASS B.............             N/A            N/A        (119,641)        (482,096)       (329,275)       (926,576)
                           --------------  -------------  --------------  ---------------   -------------   -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................             N/A            N/A          99,422          156,949         202,206        (391,291)
                           --------------  -------------  --------------  ---------------   -------------   -------------
    SHARES SOLD -
     CLASS C.............             N/A            N/A             N/A              N/A          66,842          82,145
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     CLASS C.............             N/A            N/A             N/A              N/A           6,248          12,070
    SHARES REDEEMED -
     CLASS C.............             N/A            N/A             N/A              N/A         (83,008)       (105,912)
                           --------------  -------------  --------------  ---------------   -------------   -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................             N/A            N/A             N/A              N/A          (9,918)        (11,697)
                           --------------  -------------  --------------  ---------------   -------------   -------------
    SHARES SOLD -
     INSTITUTIONAL
     CLASS ..............       2,120,204      2,970,784      15,692,956       18,613,511             N/A             N/A
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     INSTITUTIONAL
     CLASS ..............         420,994        441,236         267,537          405,668             N/A             N/A
    SHARES REDEEMED -
     INSTITUTIONAL
     CLASS ..............      (1,657,633)    (2,727,375)     (5,579,714)     (14,042,302)            N/A             N/A
                           --------------  -------------  --------------  ---------------   -------------   -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....         883,565        684,645      10,380,779        4,976,877             N/A             N/A
                           --------------  -------------  --------------  ---------------   -------------   -------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $      311,770  $   7,446,340  $         (118) $          (118)  $      50,304   $     340,143
                           --------------  -------------  --------------  ---------------   -------------   -------------

                              INCOME PLUS
                           -----------------

                                     FOR THE
                                PERIOD ENDED
                           JUNE 30, 1999 (4)
-------------------------
INCREASE (DECREASE) IN NE
BEGINNING NET ASSETS.....   $             0
OPERATIONS:
  NET INVESTMENT
    INCOME...............         2,467,497
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........          (615,567)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........        (1,040,956)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    FOREIGN CURRENCY.....            14,103
                            ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........           825,077
                            ---------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............          (592,308)
    CLASS B..............        (1,634,801)
    CLASS C..............          (157,519)
    INSTITUTIONAL
     CLASS...............               N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                 0
    CLASS B..............                 0
    CLASS C..............                 0
    INSTITUTIONAL
     CLASS...............               N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......        17,861,432
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............           471,992
  COST OF SHARES
    REDEEMED -
    CLASS A..............        (6,778,268)
                            ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................        11,555,156
                            ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......        47,027,538
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............         1,158,652
  COST OF SHARES
    REDEEMED -
    CLASS B..............       (10,161,143)
                            ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................        38,025,047
                            ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......         4,318,436
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............           130,309
  COST OF SHARES
    REDEEMED -
    CLASS C..............        (1,317,033)
                            ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................         3,131,712
                            ---------------
PROCEEDS FROM SHARES
  SOLD - INSTITUTIONAL
  CLASS .................               N/A
REINVESTMENT OF
  DIVIDENDS -
  INSTITUTIONAL CLASS ...               N/A
COST OF SHARES
  REDEEMED -
  INSTITUTIONAL CLASS ...               N/A
                            ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS ...               N/A
                            ---------------
INCREASE (DECREASE) IN
  NET ASSETS.............        51,152,364
                            ---------------
NET ASSETS:
-------------------------
  ENDING NET ASSETS......   $    51,152,364
  SHARES ISSUED AND
    REDEEMED:
    SHARES SOLD -
     CLASS A.............         1,437,339
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     CLASS A.............            38,209
    SHARES REDEEMED -
     CLASS A.............          (543,204)
                            ---------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................           932,344
                            ---------------
    SHARES SOLD -
     CLASS B.............         3,788,681
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     CLASS B.............            93,706
    SHARES REDEEMED -
     CLASS B.............          (819,929)
                            ---------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................         3,062,458
                            ---------------
    SHARES SOLD -
     CLASS C.............           347,631
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     CLASS C.............            10,533
    SHARES REDEEMED -
     CLASS C.............          (106,035)
                            ---------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................           252,129
                            ---------------
    SHARES SOLD -
     INSTITUTIONAL
     CLASS ..............               N/A
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     INSTITUTIONAL
     CLASS ..............               N/A
    SHARES REDEEMED -
     INSTITUTIONAL
     CLASS ..............               N/A
                            ---------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....               N/A
                            ---------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......   $        84,559
                            ---------------

INCOME FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                              INTERMEDIATE GOVERNMENT INCOME
                           ------------------------------------
                              (UNAUDITED)
                              FOR THE SIX               FOR THE
                             MONTHS ENDED            YEAR ENDED
                            NOV. 30, 2000      MAY 31, 2000 (2)
---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $  634,757,493      $   447,437,913
OPERATIONS:
  NET INVESTMENT
    INCOME...............      20,062,349           36,292,289
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........        (497,969)         (24,818,228)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........      24,724,674           (2,504,140)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    FOREIGN CURRENCY.....               0                    0
                           --------------      ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........      44,289,054            8,969,921
                           --------------      ---------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............      (5,928,075)          (7,772,879)
    CLASS B..............      (1,410,143)          (1,861,068)
    CLASS C..............        (130,298)(3)         (142,070)(3)
    INSTITUTIONAL
     CLASS...............     (12,617,047)         (26,326,161)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............               0                    0
    CLASS B..............               0                    0
    CLASS C..............               0                    0
    INSTITUTIONAL
     CLASS...............               0                    0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......       9,754,625          229,307,012
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............       4,139,721            5,528,205
  COST OF SHARES
    REDEEMED -
    CLASS A..............     (26,346,720)         (53,251,940)
                           --------------      ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................     (12,452,374)         181,583,277
                           --------------      ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......       3,776,636           57,945,911
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............       1,021,616            1,340,221
  COST OF SHARES
    REDEEMED -
    CLASS B..............      (5,538,949)         (14,552,078)
                           --------------      ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................        (740,697)          44,734,054
                           --------------      ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......       1,092,644(3)         7,999,452(3)
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............          88,629(3)            86,802(3)
  COST OF SHARES
    REDEEMED -
    CLASS C..............        (847,330)(3)       (3,607,769)(3)
                           --------------      ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................         333,943(3)         4,478,485(3)
                           --------------      ---------------
PROCEEDS FROM SHARES
  SOLD - INSTITUTIONAL
  CLASS .................      35,046,874           83,535,695
REINVESTMENT OF
  DIVIDENDS -
  INSTITUTIONAL CLASS ...       1,710,407            4,117,311
COST OF SHARES
  REDEEMED -
  INSTITUTIONAL CLASS ...     (43,537,231)        (103,996,985)
                           --------------      ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS ...      (6,779,950)         (16,343,979)
                           --------------      ---------------
INCREASE (DECREASE) IN
  NET ASSETS.............       4,564,413          187,319,580
                           --------------      ---------------
NET ASSETS:
---------------------------------------------------------------
  ENDING NET ASSETS......  $  639,321,906      $   634,757,493
  SHARES ISSUED AND
    REDEEMED:
    SHARES SOLD -
     CLASS A.............         903,493           21,126,090
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     CLASS A.............         384,346              519,485
    SHARES REDEEMED -
     CLASS A.............      (2,441,641)          (4,990,212)
                           --------------      ---------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................      (1,153,802)          16,655,363
                           --------------      ---------------
    SHARES SOLD -
     CLASS B.............         350,049            5,343,404
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     CLASS B.............          94,874              125,937
    SHARES REDEEMED -
     CLASS B.............        (514,281)          (1,362,932)
                           --------------      ---------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................         (69,358)           4,106,409
                           --------------      ---------------
    SHARES SOLD -
     CLASS C.............         101,647(3)           743,198(3)
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     CLASS C.............           8,233(3)             8,176(3)
    SHARES REDEEMED -
     CLASS C.............         (78,774)(3)         (339,074)(3)
                           --------------      ---------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................          31,106(3)           412,300(3)
                           --------------      ---------------
    SHARES SOLD -
     INSTITUTIONAL
     CLASS ..............       3,245,764            7,746,511
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     INSTITUTIONAL
     CLASS ..............         158,837              384,049
    SHARES REDEEMED -
     INSTITUTIONAL
     CLASS ..............      (4,036,632)          (9,690,746)
                           --------------      ---------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....        (632,031)          (1,560,186)
                           --------------      ---------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $      691,626      $       714,840
                           --------------      ---------------

STATEMENTS OF CHANGES IN NET ASSETS                                 INCOME FUNDS
--------------------------------------------------------------------------------

                                     LIMITED TERM GOVERNMENT INCOME                     STABLE INCOME
                           ---------------------------------------------------  ------------------------------
                              (UNAUDITED)                                          (UNAUDITED)
                              FOR THE SIX    FOR THE ELEVEN            FOR THE     FOR THE SIX         FOR THE
                             MONTHS ENDED      MONTHS ENDED         YEAR ENDED    MONTHS ENDED      YEAR ENDED
                            NOV. 30, 2000  MAY 31, 2000 (4)  JUNE 30, 1999 (5)   NOV. 30, 2000    MAY 31, 2000
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $  166,136,257  $   132,387,973    $   135,808,583   $  202,718,671  $  190,146,200
OPERATIONS:
  NET INVESTMENT
    INCOME...............       4,776,901        8,322,686          7,863,797        5,806,497      10,937,437
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........      (1,975,960)      (2,390,574)            29,922         (199,300)       (701,367)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........       6,476,909       (2,990,751)        (3,516,889)       1,799,618      (1,632,414)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    FOREIGN CURRENCY.....               0                0                  0                0               0
                           --------------  ---------------    ---------------   --------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........       9,277,850        2,941,361          4,376,830        7,406,815       8,603,656
                           --------------  ---------------    ---------------   --------------  --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............        (866,217)      (1,797,068)        (2,552,631)        (256,275)       (477,370)
    CLASS B..............        (224,035)        (432,404)          (435,667)         (66,156)       (115,407)
    CLASS C..............             N/A              N/A                N/A                0             N/A
    INSTITUTIONAL
     CLASS...............      (3,686,649)      (6,103,604)        (4,875,499)      (5,473,419)    (10,234,518)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............               0                0                  0                0               0
    CLASS B..............               0                0                  0                0               0
    CLASS C..............             N/A              N/A                N/A              N/A             N/A
    INSTITUTIONAL
     CLASS...............               0                0                  0                0               0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......       1,595,742        4,495,987         35,462,628        1,397,696       1,741,130
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............         624,299        1,273,228          1,958,664          182,214         351,790
  COST OF SHARES
    REDEEMED -
    CLASS A..............      (4,436,498)     (17,710,742)       (31,334,933)      (1,367,920)     (1,636,425)
                           --------------  ---------------    ---------------   --------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................      (2,216,457)     (11,941,527)         6,086,359          211,990         456,495
                           --------------  ---------------    ---------------   --------------  --------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......         965,439        3,356,306          4,909,279        1,173,791       1,559,171
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............         176,668          349,777            374,047           58,039         103,710
  COST OF SHARES
    REDEEMED -
    CLASS B..............      (1,422,379)      (4,188,868)        (2,896,538)        (577,363)     (1,572,047)
                           --------------  ---------------    ---------------   --------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................        (280,272)        (482,785)         2,386,788          654,467          90,834
                           --------------  ---------------    ---------------   --------------  --------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......             N/A              N/A                N/A              N/A             N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............             N/A              N/A                N/A              N/A             N/A
  COST OF SHARES
    REDEEMED -
    CLASS C..............             N/A              N/A                N/A              N/A             N/A
                           --------------  ---------------    ---------------   --------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................             N/A              N/A                N/A              N/A             N/A
                           --------------  ---------------    ---------------   --------------  --------------
PROCEEDS FROM SHARES
  SOLD - INSTITUTIONAL
  CLASS .................       6,930,846       96,762,357         16,076,383       39,424,646     120,568,832
REINVESTMENT OF
  DIVIDENDS -
  INSTITUTIONAL CLASS ...       1,017,345        1,915,894          2,114,406        4,397,017       8,568,469
COST OF SHARES
  REDEEMED -
  INSTITUTIONAL CLASS ...     (25,087,701)     (47,113,940)       (26,597,579)     (63,842,769)   (114,888,520)
                           --------------  ---------------    ---------------   --------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS ...     (17,139,510)      51,564,311         (8,406,790)     (20,021,106)     14,248,781
                           --------------  ---------------    ---------------   --------------  --------------
INCREASE (DECREASE) IN
  NET ASSETS.............     (15,135,290)      33,748,284         (3,420,610)     (17,543,684)     12,572,471
                           --------------  ---------------    ---------------   --------------  --------------
NET ASSETS:
--------------------------------------------------------------------------------------------------------------
  ENDING NET ASSETS......  $  151,000,967  $   166,136,257    $   132,387,973   $  185,174,987  $  202,718,671
  SHARES ISSUED AND
    REDEEMED:
    SHARES SOLD -
     CLASS A.............         166,651          471,237          3,504,267          136,854         170,237
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     CLASS A.............          64,995          133,038            195,337           17,885          34,557
    SHARES REDEEMED -
     CLASS A.............        (462,715)      (1,846,605)        (3,111,992)        (134,076)       (160,397)
                           --------------  ---------------    ---------------   --------------  --------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................        (231,069)      (1,242,330)           587,612           20,663          44,397
                           --------------  ---------------    ---------------   --------------  --------------
    SHARES SOLD -
     CLASS B.............         100,439          349,468            488,761          114,882         152,823
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     CLASS B.............          18,392           36,565             37,358            5,698          10,193
    SHARES REDEEMED -
     CLASS B.............        (148,438)        (437,696)          (289,187)         (56,568)       (154,241)
                           --------------  ---------------    ---------------   --------------  --------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................         (29,607)         (51,663)           236,932           64,012           8,775
                           --------------  ---------------    ---------------   --------------  --------------
    SHARES SOLD -
     CLASS C.............             N/A              N/A                N/A              N/A             N/A
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     CLASS C.............             N/A              N/A                N/A              N/A             N/A
    SHARES REDEEMED -
     CLASS C.............             N/A              N/A                N/A              N/A             N/A
                           --------------  ---------------    ---------------   --------------  --------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................             N/A              N/A                N/A              N/A             N/A
                           --------------  ---------------    ---------------   --------------  --------------
    SHARES SOLD -
     INSTITUTIONAL
     CLASS ..............         737,339       10,215,567          1,633,872        3,860,755      11,824,746
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     INSTITUTIONAL
     CLASS ..............         107,959          204,333            215,215          431,503         841,855
    SHARES REDEEMED -
     INSTITUTIONAL
     CLASS ..............      (2,669,832)      (5,026,389)        (2,709,472)      (6,253,724)    (11,269,430)
                           --------------  ---------------    ---------------   --------------  --------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....      (1,824,534)       5,393,511           (860,385)      (1,961,466)      1,397,171
                           --------------  ---------------    ---------------   --------------  --------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $       (2,040) $        (2,040)   $             0   $      246,908  $      236,261
                           --------------  ---------------    ---------------   --------------  --------------

                                       VARIABLE RATE GOVERNMENT
                           -------------------------------------------------
                              (UNAUDITED)
                              FOR THE SIX  FOR THE ELEVEN            FOR THE
                             MONTHS ENDED    MONTHS ENDED         YEAR ENDED
                            NOV. 30, 2000    MAY 31, 2000  JUNE 30, 1999 (6)
-------------------------
INCREASE (DECREASE) IN NE
BEGINNING NET ASSETS.....  $  69,799,316   $ 108,202,622    $   169,619,917
OPERATIONS:
  NET INVESTMENT
    INCOME...............      1,754,981       4,253,972          6,439,615
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........        (87,972)       (845,250)        (1,468,711)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........        837,791         123,470         (1,882,277)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    FOREIGN CURRENCY.....              0               0                  0
                           -------------   -------------    ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........      2,504,800       3,532,192          3,088,627
                           -------------   -------------    ---------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............     (1,754,981)     (4,253,972)        (6,432,666)
    CLASS B..............            N/A             N/A                N/A
    CLASS C..............            N/A             N/A             (6,949)(7)
    INSTITUTIONAL
     CLASS...............            N/A             N/A                N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............              0               0                  0
    CLASS B..............            N/A             N/A                N/A
    CLASS C..............            N/A             N/A                  0(7)
    INSTITUTIONAL
     CLASS...............            N/A             N/A                N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......      2,847,243      39,889,676         93,797,081
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............        207,801         453,667            959,349
  COST OF SHARES
    REDEEMED -
    CLASS A..............    (12,013,694)    (78,024,869)      (148,197,189)
                           -------------   -------------    ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................     (8,958,650)    (37,681,526)       (53,440,759)
                           -------------   -------------    ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......            N/A             N/A                N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............            N/A             N/A                N/A
  COST OF SHARES
    REDEEMED -
    CLASS B..............            N/A             N/A                N/A
                           -------------   -------------    ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................            N/A             N/A                N/A
                           -------------   -------------    ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......            N/A             N/A                  0(7)
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............            N/A             N/A              8,618(7)
  COST OF SHARES
    REDEEMED -
    CLASS C..............            N/A             N/A         (4,634,166)(7)
                           -------------   -------------    ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................            N/A             N/A         (4,625,548)(7)
                           -------------   -------------    ---------------
PROCEEDS FROM SHARES
  SOLD - INSTITUTIONAL
  CLASS .................            N/A             N/A                N/A
REINVESTMENT OF
  DIVIDENDS -
  INSTITUTIONAL CLASS ...            N/A             N/A                N/A
COST OF SHARES
  REDEEMED -
  INSTITUTIONAL CLASS ...            N/A             N/A                N/A
                           -------------   -------------    ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS ...            N/A             N/A                N/A
                           -------------   -------------    ---------------
INCREASE (DECREASE) IN
  NET ASSETS.............     (8,208,831)    (38,403,306)       (61,417,295)
                           -------------   -------------    ---------------
NET ASSETS:
-------------------------
  ENDING NET ASSETS......  $  61,590,485   $  69,799,316    $   108,202,622
  SHARES ISSUED AND
    REDEEMED:
    SHARES SOLD -
     CLASS A.............        317,281       4,473,645         10,323,043
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     CLASS A.............         23,188          50,929            105,348
    SHARES REDEEMED -
     CLASS A.............     (1,343,102)     (8,757,346)       (16,309,899)
                           -------------   -------------    ---------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................     (1,002,633)     (4,232,772)        (5,881,508)
                           -------------   -------------    ---------------
    SHARES SOLD -
     CLASS B.............            N/A             N/A                N/A
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     CLASS B.............            N/A             N/A                N/A
    SHARES REDEEMED -
     CLASS B.............            N/A             N/A                N/A
                           -------------   -------------    ---------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................            N/A             N/A                N/A
                           -------------   -------------    ---------------
    SHARES SOLD -
     CLASS C.............            N/A             N/A           (331,880)(7)
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     CLASS C.............            N/A             N/A                625(7)
    SHARES REDEEMED -
     CLASS C.............            N/A             N/A             (4,126)(7)
                           -------------   -------------    ---------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................            N/A             N/A           (335,381)(7)
                           -------------   -------------    ---------------
    SHARES SOLD -
     INSTITUTIONAL
     CLASS ..............            N/A             N/A                N/A
    SHARES ISSUED IN
     REINVESTMENT OF
     DIVIDENDS -
     INSTITUTIONAL
     CLASS ..............            N/A             N/A                N/A
    SHARES REDEEMED -
     INSTITUTIONAL
     CLASS ..............            N/A             N/A                N/A
                           -------------   -------------    ---------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....            N/A             N/A                N/A
                           -------------   -------------    ---------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $           0   $     (69,757)   $             0
                           -------------   -------------    ---------------

INCOME FUNDS                        NOTES TO STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

NOTES TO STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(1) "Proceeds from shares sold" includes $1,168,370 for Class A, and "Shares sold" includes 126,310 for Class A as a result of the consolidation of the Norwest Advantage Total Return Bond Fund. "Proceeds from shares sold" includes $2,408,469 for Class B, and "Shares sold" includes 260,657 for Class B as a result of the consolidation of the Norwest Advantage Total Return Bond Fund. "Proceeds from shares sold" includes $82,283,786 for Institutional Class shares, and "Shares sold" includes 8,905,172 for Institutional Class shares as a result of the consolidation of the Norwest Advantage Total Return Bond Fund. "Proceeds from shares sold" includes $8,786,406 for Institutional Class shares, and "Shares sold" includes 950,910 for Institutional Class shares as a result of the consolidation of the Norwest Advantage Performa Strategic Value Bond Fund.

(2) "Proceeds from shares sold" includes $145,943,819 for Class A, and "Shares sold" includes 13,426,294 for Class A as a result of the consolidation of the Stagecoach U.S. Govt. Income Fund. "Proceeds from shares sold" includes $61,839,662 for Class A, and "Shares sold" includes 5,689,021 for Class A as a result of the consolidation of the Stagecoach U.S. Govt. Allocation Fund. "Proceeds from shares sold" includes $35,145,993 for Class B, and "Shares sold" includes 3,236,279 for Class B as a result of the consolidation of the Stagecoach U.S. Govt. Income Fund. "Proceeds from shares sold" includes $17,089,828 for Class B, and Shares sold includes 1,573,649 for Class B as a result of the consolidation of the Stagecoach U.S. Govt. Allocation Fund. "Proceeds from shares sold" includes $4,408,810 for Class C, and "Shares sold" 405,968 for Class C as a result of the consolidation of the Stagecoach U.S. Govt. Income Fund. "Proceeds from shares sold" includes $6,920,937 for Instutional Class shares, and "Shares sold" includes 636,701 for Institutional Class shares as a result of the consolidation of the Stagecoach U.S. Govt. Income Fund.

(3)   This class of shares commenced operations on November 8, 1999.

(4) "Proceeds from shares sold" includes $78,780,293 for Institutional shares, and "Shares sold" includes 8,292,662 for Institutional shares as a result of the consolidation of the Norwest Advantage Limited Term Government Income Fund.

(5) "Proceeds from shares sold" includes $8,897,237 for Class A as a result of the consolidation of the Masterworks Short-Intermediate Term Fund.

(6) "Proceeds from shares sold" includes $4,577,231 for Class A as a result of the conversion of the Fund's Class C shares on July 13, 1998.

(7)   This class of shares ceased operations on July 13, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

INCOME FUNDS                                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING                         AND   DIVIDENDS  DISTRIBUTIONS
                           NET ASSET         NET      UNREALIZED    FROM NET       FROM NET
                           VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT       REALIZED
                               SHARE      INCOME     INVESTMENTS      INCOME          GAINS
-------------------------------------------------------------------------------------------
CORPORATE BOND FUND
A SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $    8.72        0.33            0.28       (0.32)             0
JULY 1, 1999(3) TO
  MAY 31, 2000...........  $    9.62        0.59           (0.90)      (0.59)             0
JULY 1, 1998 TO JUNE 30,
  1999...................  $   10.03        0.62           (0.37)      (0.62)         (0.04)
APRIL 1, 1998(4) TO
  JUNE 30, 1998..........  $   10.00        0.17            0.03       (0.17)             0
B SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $    8.72        0.29            0.29       (0.28)             0
JULY 1, 1999(3) TO
  MAY 31, 2000...........  $    9.62        0.52           (0.90)      (0.52)             0
JULY 1, 1998 TO JUNE 30,
  1999...................  $   10.03        0.55           (0.37)      (0.55)         (0.04)
APRIL 1, 1998(4) TO
  JUNE 30, 1998..........  $   10.00        0.15           (0.03)      (0.15)             0
C SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $    8.72        0.25            0.28       (0.24)             0
JULY 1, 1999(3) TO
  MAY 31, 2000...........  $    9.62        0.52           (0.90)      (0.52)             0
JULY 1, 1998 TO JUNE 30,
  1999...................  $   10.03        0.55           (0.37)      (0.55)         (0.04)
APRIL 1, 1998(4) TO
  JUNE 30, 1998..........  $   10.00        0.15            0.03       (0.15)             0
DIVERSIFIED BOND FUND
-------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $   25.22        0.72            1.23       (1.67)          0.00
JUNE 1, 1999 TO MAY 31,
  2000...................  $   26.11        1.43           (0.63)      (1.16)         (0.53)
JUNE 1, 1998 TO MAY 31,
  1999...................  $   27.03        1.34           (0.17)      (1.43)         (0.66)
JUNE 1, 1997 TO MAY 31,
  1998...................  $   25.60        1.61            1.51       (1.66)         (0.03)
JUNE 1, 1996 TO MAY 31,
  1997...................  $   26.03        1.59            0.01       (1.69)         (0.34)
NOVEMBER 1, 1995 TO
  MAY 31, 1996(6) .......  $   27.92        1.07           (0.99)      (1.67)         (0.30)
NOVEMBER 11, 1994(4) TO
  OCTOBER 31, 1995.......  $   25.08        1.65            1.19           0              0
INCOME FUND
-------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $    8.86        0.29            0.37       (0.29)             0
JUNE 1, 1999 TO MAY 31,
  2000...................  $    9.48        0.59           (0.62)      (0.59)             0
JUNE 1, 1998 TO MAY 31,
  1999...................  $    9.79        0.59           (0.31)      (0.59)             0
JUNE 1, 1997 TO MAY 31,
  1998...................  $    9.27        0.61            0.52       (0.61)             0
JUNE 1, 1996 TO MAY 31,
  1997...................  $    9.27        0.62               0       (0.62)             0
JUNE 1, 1995 TO MAY 31,
  1996...................  $    9.63        0.61           (0.36)      (0.61)             0
B SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $    8.84        0.26            0.38       (0.26)             0
JUNE 1, 1999 TO MAY 31,
  2000...................  $    9.46        0.53           (0.62)      (0.53)             0
JUNE 1, 1998 TO MAY 31,
  1999...................  $    9.77        0.52           (0.31)      (0.52)             0
JUNE 1, 1997 TO MAY 31,
  1998...................  $    9.26        0.54            0.51       (0.54)             0
JUNE 1, 1996 TO MAY 31,
  1997...................  $    9.26        0.55               0       (0.55)             0
JUNE 1, 1995 TO MAY 31,
  1996...................  $    9.61        0.54           (0.35)      (0.54)             0
INSTITUTIONAL SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $    8.85        0.30            0.37       (0.30)             0
JUNE 1, 1999 TO MAY 31,
  2000...................  $    9.47        0.61           (0.62)      (0.61)             0
JUNE 1, 1998 TO MAY 31,
  1999...................  $    9.78        0.59           (0.31)      (0.59)             0
JUNE 1, 1997 TO MAY 31,
  1998...................  $    9.27        0.61            0.51       (0.61)             0
JUNE 1, 1996 TO MAY 31,
  1997...................  $    9.26        0.62            0.01       (0.62)             0
JUNE 1, 1995 TO MAY 31,
  1996...................  $    9.62        0.61           (0.36)      (0.61)             0
INCOME PLUS FUND
-------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $   10.60        0.40               0       (0.47)             0
JULY 1, 1999(3) TO
  MAY 31, 2000...........  $   12.04        0.79           (1.44)      (0.79)             0
JULY 13, 1998(4) TO
  JUNE 30, 1999..........  $   12.50        0.77           (0.46)      (0.77)             0
B SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $   10.61        0.45           (0.09)      (0.43)             0
JULY 1, 1999(3) TO
  MAY 31, 2000...........  $   12.05        0.72           (1.44)      (0.72)             0
JULY 13, 1998(4) TO
  JUNE 30, 1999..........  $   12.50        0.68           (0.45)      (0.68)             0
C SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $   10.61        0.46           (0.10)      (0.43)             0
JULY 1, 1999(3) TO
  MAY 31, 2000...........  $   12.05        0.72           (1.44)      (0.72)             0
JULY 13, 1998(4) TO
  JUNE 30, 1999..........  $   12.50        0.68           (0.45)      (0.68)             0
INTERMEDIATE GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $   10.56        0.34            0.41       (0.34)             0
JUNE 1, 1999 TO MAY 31,
  2000...................  $   11.04        0.64           (0.44)      (0.68)             0
JUNE 1, 1998 TO MAY 31,
  1999...................  $   11.22        0.64           (0.17)      (0.65)             0
JUNE 1, 1997 TO MAY 31,
  1998...................  $   10.84        0.77            0.31       (0.70)             0
JUNE 1, 1996 TO MAY 31,
  1997...................  $   10.89        0.73           (0.05)      (0.73)             0
MAY 2, 1996(4) TO
  MAY 31, 1996...........  $   10.89        0.03               0       (0.03)             0

FINANCIAL HIGHLIGHTS                                                INCOME FUNDS
--------------------------------------------------------------------------------

                                         ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                      NET ASSET  -----------------------------------------                     PORTFOLIO
                           RETURN OF  VALUE PER  NET INVESTMENT       NET            GROSS          TOTAL       TURNOVER
                             CAPITAL      SHARE          INCOME  EXPENSES      EXPENSES(1)      RETURN(2)           RATE
------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
A SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............          0  $    9.01           6.25%     1.00%            1.68%          7.04%           65%
JULY 1, 1999(3) TO
  MAY 31, 2000...........          0  $    8.72           6.95%     1.00%            1.59%         (3.36)%         103%
JULY 1, 1998 TO JUNE 30,
  1999...................          0  $    9.62           6.21%     0.93%            2.10%          2.45%          115%
APRIL 1, 1998(4) TO
  JUNE 30, 1998..........          0  $   10.03           6.47%     0.56%            3.74%          1.98%           33%
B SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............          0  $    9.02           5.42%     1.75%            2.50%          6.76%           65%
JULY 1, 1999(3) TO
  MAY 31, 2000...........          0  $    8.72           6.16%     1.75%            2.37%         (4.03)%         103%
JULY 1, 1998 TO JUNE 30,
  1999...................          0  $    9.62           5.43%     1.68%            2.65%          1.68%          115%
APRIL 1, 1998(4) TO
  JUNE 30, 1998..........          0  $   10.03           5.47%     1.35%            4.30%          1.81%           33%
C SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............          0  $    9.01           5.47%     1.75%            2.45%          6.64%           65%
JULY 1, 1999(3) TO
  MAY 31, 2000...........          0  $    8.72           6.16%     1.75%            2.43%         (4.02%)         103%
JULY 1, 1998 TO JUNE 30,
  1999...................          0  $    9.62           5.39%     1.70%            2.94%          1.67%          115%
APRIL 1, 1998(4) TO
  JUNE 30, 1998..........          0  $   10.03           5.57%     1.34%            8.58%          1.78%           33%
DIVERSIFIED BOND FUND
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............          0  $   25.50           5.76%     0.70%(5)         0.86%(5)       7.83%           45%(10)
JUNE 1, 1999 TO MAY 31,
  2000...................          0  $   25.22           5.80%     0.70%(5)         0.92%(5)       3.22%           68%(10)
JUNE 1, 1998 TO MAY 31,
  1999...................          0  $   26.11           5.58%     0.70%(5)         1.07%(5)       4.15%           77%(10)
JUNE 1, 1997 TO MAY 31,
  1998...................          0  $   27.03           5.98%     0.70%(5)         1.02%(5)      12.39%           91%(10)
JUNE 1, 1996 TO MAY 31,
  1997...................          0  $   25.60           6.19%     0.70%            0.77%          6.23%           57%
NOVEMBER 1, 1995 TO
  MAY 31, 1996(6) .......          0  $   26.03           6.78%     0.70%            0.77%          0.22%          119%
NOVEMBER 11, 1994(4) TO
  OCTOBER 31, 1995.......          0  $   27.92           5.87%     0.67%            0.82%         11.32%           59%
INCOME FUND
------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............          0  $    9.23           6.30%     1.00%            1.10%          7.54%           51%
JUNE 1, 1999 TO MAY 31,
  2000...................          0  $    8.86           6.50%     0.90%            1.05%         (0.23)%         124%
JUNE 1, 1998 TO MAY 31,
  1999...................          0  $    9.48           5.98%     0.75%            1.08%          2.81%          202%
JUNE 1, 1997 TO MAY 31,
  1998...................          0  $    9.79           6.29%     0.75%            1.14%         12.47%          167%
JUNE 1, 1996 TO MAY 31,
  1997...................          0  $    9.27           6.59%     0.75%            1.17%          6.79%          231%
JUNE 1, 1995 TO MAY 31,
  1996...................          0  $    9.27           6.33%     0.75%            1.16%          2.58%          270%
B SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............          0  $    9.22           5.45%     1.75%            1.92%          7.27%           51%
JUNE 1, 1999 TO MAY 31,
  2000...................          0  $    8.84           5.74%     1.65%            1.93%         (1.00)%         124%
JUNE 1, 1998 TO MAY 31,
  1999...................          0  $    9.46           5.22%     1.50%            2.13%          2.03%          202%
JUNE 1, 1997 TO MAY 31,
  1998...................          0  $    9.77           5.54%     1.50%            2.19%         11.52%          167%
JUNE 1, 1996 TO MAY 31,
  1997...................          0  $    9.26           5.87%     1.50%            2.25%          6.03%          231%
JUNE 1, 1995 TO MAY 31,
  1996...................          0  $    9.26           5.57%     1.50%            2.27%          1.92%          270%
INSTITUTIONAL SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............          0  $    9.22           6.63%     0.75%            0.76%          7.68%           51%
JUNE 1, 1999 TO MAY 31,
  2000...................          0  $    8.85           6.65%     0.75%            0.82%         (0.10)%         124%
JUNE 1, 1998 TO MAY 31,
  1999...................          0  $    9.47           6.00%     0.75%            0.92%          2.81%          202%
JUNE 1, 1997 TO MAY 31,
  1998...................          0  $    9.78           6.32%     0.75%            0.92%         12.35%          167%
JUNE 1, 1996 TO MAY 31,
  1997...................          0  $    9.27           6.59%     0.75%            1.02%          6.90%          231%
JUNE 1, 1995 TO MAY 31,
  1996...................          0  $    9.26           6.30%     0.75%            1.06%          2.58%          270%
INCOME PLUS FUND
------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............          0  $   10.53           7.11%     1.10%            1.42%          3.83%           28%
JULY 1, 1999(3) TO
  MAY 31, 2000...........          0  $   10.60           7.56%     1.08%            1.41%         (5.56)%          95%
JULY 13, 1998(4) TO
  JUNE 30, 1999..........          0  $   12.04           6.95%     0.66%            1.62%          2.52%          176%
B SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............          0  $   10.54           6.33%     1.85%            2.20%          3.44%           28%
JULY 1, 1999(3) TO
  MAY 31, 2000...........          0  $   10.61           6.77%     1.86%            2.18%         (6.19)%          95%
JULY 13, 1998(4) TO
  JUNE 30, 1999..........          0  $   12.05           6.25%     1.50%            2.14%          1.87%          176%
C SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............          0  $   10.54           6.34%     1.85%            2.19%          3.44%           28%
JULY 1, 1999(3) TO
  MAY 31, 2000...........          0  $   10.61           6.80%     1.83%            2.27%         (6.19)%          95%
JULY 13, 1998(4) TO
  JUNE 30, 1999..........          0  $   12.05           6.23%     1.47%            2.49%          1.87%          176%
INTERMEDIATE GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............          0  $   10.97           5.97%     0.96%            1.19%          7.16%            8%
JUNE 1, 1999 TO MAY 31,
  2000...................          0  $   10.56           6.29%     0.94%            1.16%          1.92%          139%
JUNE 1, 1998 TO MAY 31,
  1999...................          0  $   11.04           5.76%     0.68%            0.87%          4.21%          124%
JUNE 1, 1997 TO MAY 31,
  1998...................          0  $   11.22           6.35%     0.68%            0.86%         10.19%           97%
JUNE 1, 1996 TO MAY 31,
  1997...................          0  $   10.84           6.58%     0.68%            0.80%          6.36%          183%
MAY 2, 1996(4) TO
  MAY 31, 1996...........          0  $   10.89           7.32%     0.75%            1.74%          0.26%           75%


                             NET ASSETS AT
                             END OF PERIOD
                           (000'S OMITTED)
-------------------------
CORPORATE BOND FUND
A SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $        5,175
JULY 1, 1999(3) TO
  MAY 31, 2000...........  $        5,062
JULY 1, 1998 TO JUNE 30,
  1999...................  $        5,482
APRIL 1, 1998(4) TO
  JUNE 30, 1998..........  $        5,503
B SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $       10,306
JULY 1, 1999(3) TO
  MAY 31, 2000...........  $        9,494
JULY 1, 1998 TO JUNE 30,
  1999...................  $       11,311
APRIL 1, 1998(4) TO
  JUNE 30, 1998..........  $        4,595
C SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $        1,127
JULY 1, 1999(3) TO
  MAY 31, 2000...........  $        1,039
JULY 1, 1998 TO JUNE 30,
  1999...................  $        1,994
APRIL 1, 1998(4) TO
  JUNE 30, 1998..........  $          299
DIVERSIFIED BOND FUND
-------------------------
INSTITUTIONAL SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $      214,976
JUNE 1, 1999 TO MAY 31,
  2000...................  $      190,283
JUNE 1, 1998 TO MAY 31,
  1999...................  $      179,133
JUNE 1, 1997 TO MAY 31,
  1998...................  $      134,831
JUNE 1, 1996 TO MAY 31,
  1997...................  $      162,310
NOVEMBER 1, 1995 TO
  MAY 31, 1996(6) .......  $      167,159
NOVEMBER 11, 1994(4) TO
  OCTOBER 31, 1995.......  $      171,453
INCOME FUND
-------------------------
A SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $       19,929
JUNE 1, 1999 TO MAY 31,
  2000...................  $       16,895
JUNE 1, 1998 TO MAY 31,
  1999...................  $       13,731
JUNE 1, 1997 TO MAY 31,
  1998...................  $        7,661
JUNE 1, 1996 TO MAY 31,
  1997...................  $        5,142
JUNE 1, 1995 TO MAY 31,
  1996...................  $        5,521
B SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $        9,889
JUNE 1, 1999 TO MAY 31,
  2000...................  $        8,611
JUNE 1, 1998 TO MAY 31,
  1999...................  $        7,726
JUNE 1, 1997 TO MAY 31,
  1998...................  $        4,855
JUNE 1, 1996 TO MAY 31,
  1997...................  $        3,349
JUNE 1, 1995 TO MAY 31,
  1996...................  $        3,292
INSTITUTIONAL SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $      480,963
JUNE 1, 1999 TO MAY 31,
  2000...................  $      369,719
JUNE 1, 1998 TO MAY 31,
  1999...................  $      348,472
JUNE 1, 1997 TO MAY 31,
  1998...................  $      290,566
JUNE 1, 1996 TO MAY 31,
  1997...................  $      258,207
JUNE 1, 1995 TO MAY 31,
  1996...................  $      271,157
INCOME PLUS FUND
-------------------------
A SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $        8,675
JULY 1, 1999(3) TO
  MAY 31, 2000...........  $        8,371
JULY 13, 1998(4) TO
  JUNE 30, 1999..........  $       11,223
B SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $       30,284
JULY 1, 1999(3) TO
  MAY 31, 2000...........  $       28,336
JULY 13, 1998(4) TO
  JUNE 30, 1999..........  $       36,892
C SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $        2,429
JULY 1, 1999(3) TO
  MAY 31, 2000...........  $        2,550
JULY 13, 1998(4) TO
  JUNE 30, 1999..........  $        3,037
INTERMEDIATE GOVERNMENT I
-------------------------
A SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $      188,458
JUNE 1, 1999 TO MAY 31,
  2000...................  $      193,615
JUNE 1, 1998 TO MAY 31,
  1999...................  $       18,594
JUNE 1, 1997 TO MAY 31,
  1998...................  $       14,325
JUNE 1, 1996 TO MAY 31,
  1997...................  $       13,038
MAY 2, 1996(4) TO
  MAY 31, 1996...........  $       16,562

INCOME FUNDS                                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING                         AND   DIVIDENDS  DISTRIBUTIONS
                           NET ASSET         NET      UNREALIZED    FROM NET       FROM NET
                           VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT       REALIZED
                               SHARE      INCOME     INVESTMENTS      INCOME          GAINS
-------------------------------------------------------------------------------------------
B SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $   10.55        0.31            0.39       (0.29)             0
JUNE 1, 1999 TO MAY 31,
  2000...................  $   11.04        0.62           (0.51)      (0.60)             0
JUNE 1, 1998 TO MAY 31,
  1999...................  $   11.21        0.53           (0.13)      (0.57)             0
JUNE 1, 1997 TO MAY 31,
  1998...................  $   10.83        0.69            0.31       (0.62)             0
JUNE 1, 1996 TO MAY 31,
  1997...................  $   10.89        0.64           (0.05)      (0.65)             0
MAY 17, 1996(4) TO
  MAY 31, 1996...........  $   10.97        0.03           (0.08)      (0.03)             0
C SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $   10.55        0.29            0.40       (0.29)             0
NOVEMBER 8, 1999(4) TO
  MAY 31, 2000...........  $   10.86        0.32           (0.31)      (0.32)             0
INSTITUTIONAL SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $   10.56        0.36            0.40       (0.35)             0
JUNE 1, 1999 TO MAY 31,
  2000...................  $   11.05        0.70           (0.50)      (0.69)             0
JUNE 1, 1998 TO MAY 31,
  1999...................  $   11.22        0.66           (0.18)      (0.65)             0
JUNE 1, 1997 TO MAY 31,
  1998...................  $   10.84        0.71            0.37       (0.70)             0
JUNE 1, 1996 TO MAY 31,
  1997...................  $   10.89        0.72           (0.04)      (0.73)             0
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $   12.40        0.40            0.53       (1.32)         (1.12)
NOVEMBER 11, 1994(4) TO
  OCTOBER 31, 1995.......  $   11.11        0.93            0.36           0              0
LIMITED TERM GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $    9.44        0.28            0.27       (0.28)             0
JULY 1, 1999(3) TO
  MAY 31, 2000...........  $    9.74        0.50           (0.30)      (0.50)             0
JULY 1, 1998 TO JUNE 30,
  1999...................  $    9.97        0.57           (0.23)      (0.57)             0
APRIL 1, 1998(7) TO
  JUNE 30, 1998..........  $    9.95        0.13            0.02       (0.13)             0
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $    9.64        0.51            0.31       (0.51)             0
OCTOBER 1, 1996(8) TO
  MARCH 31, 1997.........  $    9.73        0.34           (0.09)      (0.34)             0
JANUARY 1, 1996(9) TO
  SEPTEMBER 30, 1996.....  $   10.00        0.41           (0.27)      (0.41)             0
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......  $    9.39        0.55            0.61       (0.55)             0
B SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $    9.44        0.25            0.27       (0.25)             0
JULY 1, 1999(3) TO
  MAY 31, 2000...........  $    9.74        0.43           (0.30)      (0.43)             0
JULY 1, 1998 TO JUNE 30,
  1999...................  $    9.97        0.50           (0.23)      (0.50)             0
JUNE 15, 1998(4) TO
  JUNE 30, 1998..........  $   10.03        0.02           (0.06)      (0.02)             0
INSTITUTIONAL SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $    9.26        0.29            0.27       (0.29)             0
JULY 1, 1999(3) TO
  MAY 31, 2000...........  $    9.55        0.51           (0.29)      (0.51)             0
JULY 1, 1998 TO JUNE 30,
  1999...................  $    9.78        0.56           (0.23)      (0.56)             0
APRIL 1, 1998(7) TO
  JUNE 30, 1998..........  $    9.76        0.13            0.02       (0.13)             0
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $    9.45        0.51            0.31       (0.51)             0
OCTOBER 1, 1996(8) TO
  MARCH 31, 1997.........  $    9.54        0.34           (0.09)      (0.34)             0
SEPTEMBER 6, 1996(4) TO
  SEPTEMBER 30, 1996.....  $    9.46        0.03            0.08       (0.03)             0
STABLE INCOME FUND
-------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $   10.15        0.29            0.09       (0.30)             0
JUNE 1, 1999 TO MAY 31,
  2000...................  $   10.26        0.54           (0.11)      (0.54)             0
JUNE 1, 1998 TO MAY 31,
  1999...................  $   10.31        0.54           (0.06)      (0.53)             0
JUNE 1, 1997 TO MAY 31,
  1998...................  $   10.24        0.58            0.06       (0.57)             0
JUNE 1, 1996 TO MAY 31,
  1997...................  $   10.20        0.58            0.04       (0.58)             0
MAY 2, 1996(4) TO
  MAY 31, 1996...........  $   10.22        0.02               0       (0.04)             0
B SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $   10.14        0.25            0.10       (0.26)             0
JUNE 1, 1999 TO MAY 31,
  2000...................  $   10.26        0.46           (0.12)      (0.46)             0
JUNE 1, 1998 TO MAY 31,
  1999...................  $   10.30        0.44           (0.04)      (0.44)             0
JUNE 1, 1997 TO MAY 31,
  1998...................  $   10.24        0.51            0.04       (0.49)             0
JUNE 1, 1996 TO MAY 31,
  1997...................  $   10.20        0.52            0.02       (0.50)             0
MAY 17, 1996(4) TO
  MAY 31, 1996...........  $   10.23        0.02           (0.01)      (0.04)             0
INSTITUTIONAL SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $   10.15        0.31            0.08       (0.31)             0
JUNE 1, 1999 TO MAY 31,
  2000...................  $   10.27        0.55           (0.12)      (0.55)             0
JUNE 1, 1998 TO MAY 31,
  1999...................  $   10.30        0.52           (0.02)      (0.53)             0
JUNE 1, 1997 TO MAY 31,
  1998...................  $   10.24        0.58            0.05       (0.57)             0
JUNE 1, 1996 TO MAY 31,
  1997...................  $   10.20        0.58            0.04       (0.58)             0
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $   10.72        0.28            0.03       (0.77)         (0.06)
NOVEMBER 11, 1994(4) TO
  OCTOBER 31, 1995.......  $   10.00        0.50            0.22           0              0
VARIABLE RATE GOVERNMENT FUND
-------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $    8.90        0.24            0.10       (0.24)             0
JULY 1, 1999(3) TO
  MAY 31, 2000...........  $    8.96        0.42           (0.06)      (0.42)             0
JULY 1, 1998 TO JUNE 30,
  1999...................  $    9.19        0.43           (0.23)      (0.43)             0
JANUARY 1, 1998(11) TO
  JUNE 30, 1998..........  $    9.23        0.24           (0.04)      (0.24)             0
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......  $    9.25        0.51           (0.02)      (0.51)             0
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......  $    9.35        0.50           (0.10)      (0.46)             0
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......  $    9.19        0.53            0.16       (0.53)             0

FINANCIAL HIGHLIGHTS                                                INCOME FUNDS
--------------------------------------------------------------------------------

                                         ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                      NET ASSET  -----------------------------------------                     PORTFOLIO
                           RETURN OF  VALUE PER  NET INVESTMENT       NET            GROSS          TOTAL       TURNOVER
                             CAPITAL      SHARE          INCOME  EXPENSES      EXPENSES(1)      RETURN(2)           RATE
------------------------------------------------------------------------------------------------------------------------
B SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............          0  $   10.96           5.30%     1.71%            1.86%          6.76%            8%
JUNE 1, 1999 TO MAY 31,
  2000...................          0  $   10.55           5.55%     1.68%            1.83%          1.06%          139%
JUNE 1, 1998 TO MAY 31,
  1999...................          0  $   11.04           5.01%     1.43%            1.91%          3.53%          124%
JUNE 1, 1997 TO MAY 31,
  1998...................          0  $   11.21           5.60%     1.43%            1.85%          9.38%           97%
JUNE 1, 1996 TO MAY 31,
  1997...................          0  $   10.83           5.80%     1.42%            1.85%          5.51%          183%
MAY 17, 1996(4) TO
  MAY 31, 1996...........          0  $   10.89           5.56%     1.35%            2.65%         (0.49)%          75%
C SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............          0  $   10.95           5.24%     1.71%            1.92%          6.68%            8%
NOVEMBER 8, 1999(4) TO
  MAY 31, 2000...........          0  $   10.55           5.54%     1.71%            1.90%          1.07%          139%
INSTITUTIONAL SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............          0  $   10.97           6.37%     0.68%            0.78%          7.31%            8%
JUNE 1, 1999 TO MAY 31,
  2000...................          0  $   10.56           6.43%     0.68%            0.75%          1.94%          139%
JUNE 1, 1998 TO MAY 31,
  1999...................          0  $   11.05           5.77%     0.68%            0.72%          4.30%          124%
JUNE 1, 1997 TO MAY 31,
  1998...................          0  $   11.22           6.35%     0.68%            0.72%         10.19%           97%
JUNE 1, 1996 TO MAY 31,
  1997...................          0  $   10.84           6.57%     0.68%            0.72%          6.36%          183%
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........          0  $   10.89           6.71%     0.71%            1.17%          0.60%           75%
NOVEMBER 11, 1994(4) TO
  OCTOBER 31, 1995.......          0  $   12.40           7.79%     0.68%            0.93%         11.58%          241%
LIMITED TERM GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............          0  $    9.71           5.70%     0.96%            1.17%          5.93%           80%
JULY 1, 1999(3) TO
  MAY 31, 2000...........          0  $    9.44           5.62%     0.96%            1.21%          2.08%           80%
JULY 1, 1998 TO JUNE 30,
  1999...................          0  $    9.74           5.66%     0.96%            1.21%          3.37%          116%
APRIL 1, 1998(7) TO
  JUNE 30, 1998..........          0  $    9.97           5.36%     0.96%            1.24%          1.54%           12%
APRIL 1, 1997 TO
  MARCH 31, 1998.........          0  $    9.95           5.19%     0.78%            1.30%          8.69%           48%
OCTOBER 1, 1996(8) TO
  MARCH 31, 1997.........          0  $    9.64           6.96%     0.71%            1.12%          2.57%           52%
JANUARY 1, 1996(9) TO
  SEPTEMBER 30, 1996.....          0  $    9.73           5.60%     0.76%            1.21%          1.34%          389%
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......          0  $   10.00           5.64%     0.71%            1.67%         12.67%          472%
B SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............          0  $    9.71           4.92%     1.71%            1.94%          5.53%           80%
JULY 1, 1999(3) TO
  MAY 31, 2000...........          0  $    9.44           4.89%     1.69%            1.96%          1.39%           80%
JULY 1, 1998 TO JUNE 30,
  1999...................          0  $    9.74           4.95%     1.66%            1.99%          2.65%          116%
JUNE 15, 1998(4) TO
  JUNE 30, 1998..........          0  $    9.97           5.08%     1.66%            1.97%         (0.38)%          12%
INSTITUTIONAL SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............          0  $    9.53           6.04%     0.68%            0.83%          6.13%           80%
JULY 1, 1999(3) TO
  MAY 31, 2000...........          0  $    9.26           5.87%     0.72%            0.90%          2.34%           80%
JULY 1, 1998 TO JUNE 30,
  1999...................          0  $    9.55           5.72%     0.91%            1.08%          3.38%          116%
APRIL 1, 1998(7) TO
  JUNE 30, 1998..........          0  $    9.78           5.44%     0.91%            1.08%          1.56%           12%
APRIL 1, 1997 TO
  MARCH 31, 1998.........          0  $    9.76           5.28%     0.69%            1.07%          8.85%           48%
OCTOBER 1, 1996(8) TO
  MARCH 31, 1997.........          0  $    9.45           7.01%     0.65%            1.02%          2.58%           52%
SEPTEMBER 6, 1996(4) TO
  SEPTEMBER 30, 1996.....          0  $    9.54           5.14%     0.59%            0.84%          1.08%          389%
STABLE INCOME FUND
------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............          0  $   10.23           5.07%     0.90%(5)         1.07%(5)       3.75%           16%(10)
JUNE 1, 1999 TO MAY 31,
  2000...................          0  $   10.15           5.29%     0.79%(5)         0.96%(5)       4.28%           40%(10)
JUNE 1, 1998 TO MAY 31,
  1999...................          0  $   10.26           5.11%     0.65%(5)         0.95%(5)       4.74%           29%(10)
JUNE 1, 1997 TO MAY 31,
  1998...................          0  $   10.31           5.74%     0.65%(5)         0.91%(5)       6.38%           37%(10)
JUNE 1, 1996 TO MAY 31,
  1997...................          0  $   10.24           5.69%     0.65%            0.87%          6.24%           41%
MAY 2, 1996(4) TO
  MAY 31, 1996...........          0  $   10.20           5.77%     0.70%            2.22%          0.23%          110%
B SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............          0  $   10.23           4.25%     1.65%(5)         1.89%(5)       3.48%           16%(10)
JUNE 1, 1999 TO MAY 31,
  2000...................          0  $   10.14           4.54%     1.54%(5)         1.95%(5)       3.40%           40%(10)
JUNE 1, 1998 TO MAY 31,
  1999...................          0  $   10.26           4.34%     1.40%(5)         2.15%(5)       4.07%           29%(10)
JUNE 1, 1997 TO MAY 31,
  1998...................          0  $   10.30           4.94%     1.40%(5)         2.31%(5)       5.50%           37%(10)
JUNE 1, 1996 TO MAY 31,
  1997...................          0  $   10.24           4.96%     1.39%            2.89%          5.43%           41%
MAY 17, 1996(4) TO
  MAY 31, 1996...........          0  $   10.20           5.02%     1.42%            3.07%          0.12%          110%
INSTITUTIONAL SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............          0  $   10.23           5.34%     0.65%(5)         0.80%(5)       3.88%           16%(10)
JUNE 1, 1999 TO MAY 31,
  2000...................          0  $   10.15           5.44%     0.65%(5)         0.77%(5)       4.32%           40%(10)
JUNE 1, 1998 TO MAY 31,
  1999...................          0  $   10.27           5.10%     0.65%(5)         0.76%(5)       4.95%           29%(10)
JUNE 1, 1997 TO MAY 31,
  1998...................          0  $   10.30           5.69%     0.65%(5)         0.76%(5)       6.28%           37%(10)
JUNE 1, 1996 TO MAY 31,
  1997...................          0  $   10.24           5.73%     0.65%            0.79%          6.24%           41%
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........          0  $   10.20           5.74%     0.65%            0.92%          2.97%          110%
NOVEMBER 11, 1994(4) TO
  OCTOBER 31, 1995.......          0  $   10.72           5.91%     0.65%            0.98%          7.20%          116%
VARIABLE RATE GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............          0  $    9.00           5.07%     0.78%            1.06%          3.86%            4%
JULY 1, 1999(3) TO
  MAY 31, 2000...........          0  $    8.90           5.06%     0.78%            1.09%          4.09%           36%
JULY 1, 1998 TO JUNE 30,
  1999...................          0  $    8.96           4.71%     0.78%            1.13%          2.17%           80%
JANUARY 1, 1998(11) TO
  JUNE 30, 1998..........          0  $    9.19           5.21%     0.78%            1.11%          2.16%           45%
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......          0  $    9.23           5.55%     0.81%            1.09%          5.43%           92%
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......      (0.04) $    9.25           5.36%     0.88%            0.98%          4.41%          277%
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......          0  $    9.35           5.71%     0.84%            0.96%          7.69%          317%


                             NET ASSETS AT
                             END OF PERIOD
                           (000'S OMITTED)
-------------------------
B SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $       52,726
JUNE 1, 1999 TO MAY 31,
  2000...................  $       51,495
JUNE 1, 1998 TO MAY 31,
  1999...................  $        8,540
JUNE 1, 1997 TO MAY 31,
  1998...................  $        8,277
JUNE 1, 1996 TO MAY 31,
  1997...................  $        8,970
MAY 17, 1996(4) TO
  MAY 31, 1996...........  $       10,682
C SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $        4,857
NOVEMBER 8, 1999(4) TO
  MAY 31, 2000...........  $        4,348
INSTITUTIONAL SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $      393,291
JUNE 1, 1999 TO MAY 31,
  2000...................  $      385,299
JUNE 1, 1998 TO MAY 31,
  1999...................  $      420,305
JUNE 1, 1997 TO MAY 31,
  1998...................  $      400,346
JUNE 1, 1996 TO MAY 31,
  1997...................  $      371,278
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $      399,324
NOVEMBER 11, 1994(4) TO
  OCTOBER 31, 1995.......  $       50,213
LIMITED TERM GOVERNMENT I
-------------------------
A SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $       28,546
JULY 1, 1999(3) TO
  MAY 31, 2000...........  $       29,928
JULY 1, 1998 TO JUNE 30,
  1999...................  $       42,956
APRIL 1, 1998(7) TO
  JUNE 30, 1998..........  $       38,149
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $       29,694
OCTOBER 1, 1996(8) TO
  MARCH 31, 1997.........  $       33,920
JANUARY 1, 1996(9) TO
  SEPTEMBER 30, 1996.....  $       37,465
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......  $       39,928
B SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $        8,832
JULY 1, 1999(3) TO
  MAY 31, 2000...........  $        8,864
JULY 1, 1998 TO JUNE 30,
  1999...................  $        9,643
JUNE 15, 1998(4) TO
  JUNE 30, 1998..........  $        7,514
INSTITUTIONAL SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $      113,623
JULY 1, 1999(3) TO
  MAY 31, 2000...........  $      127,344
JULY 1, 1998 TO JUNE 30,
  1999...................  $       79,789
APRIL 1, 1998(7) TO
  JUNE 30, 1998..........  $       90,146
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $       51,973
OCTOBER 1, 1996(8) TO
  MARCH 31, 1997.........  $       60,150
SEPTEMBER 6, 1996(4) TO
  SEPTEMBER 30, 1996.....  $       73,637
STABLE INCOME FUND
-------------------------
A SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $        9,197
JUNE 1, 1999 TO MAY 31,
  2000...................  $        8,912
JUNE 1, 1998 TO MAY 31,
  1999...................  $        8,559
JUNE 1, 1997 TO MAY 31,
  1998...................  $        8,561
JUNE 1, 1996 TO MAY 31,
  1997...................  $       12,451
MAY 2, 1996(4) TO
  MAY 31, 1996...........  $       16,256
B SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $        3,123
JUNE 1, 1999 TO MAY 31,
  2000...................  $        2,449
JUNE 1, 1998 TO MAY 31,
  1999...................  $        2,387
JUNE 1, 1997 TO MAY 31,
  1998...................  $        1,817
JUNE 1, 1996 TO MAY 31,
  1997...................  $        1,056
MAY 17, 1996(4) TO
  MAY 31, 1996...........  $          867
INSTITUTIONAL SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $      172,855
JUNE 1, 1999 TO MAY 31,
  2000...................  $      191,358
JUNE 1, 1998 TO MAY 31,
  1999...................  $      179,201
JUNE 1, 1997 TO MAY 31,
  1998...................  $      144,215
JUNE 1, 1996 TO MAY 31,
  1997...................  $      111,030
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $       83,404
NOVEMBER 11, 1994(4) TO
  OCTOBER 31, 1995.......  $       48,087
VARIABLE RATE GOVERNMENT
-------------------------
A SHARES
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $       61,590
JULY 1, 1999(3) TO
  MAY 31, 2000...........  $       69,799
JULY 1, 1998 TO JUNE 30,
  1999...................  $      108,203
JANUARY 1, 1998(11) TO
  JUNE 30, 1998..........  $      164,994
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......  $      227,353
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......  $      393,948
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......  $      653,897

INCOME FUNDS                                       NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.

(3)   The Fund changed its fiscal year-end from June 30 to May 31.

(4)   Commencement of operations.

(5) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(6)   The Fund changed its fiscal year-end from October 31 to May 31.

(7)   The Fund changed its fiscal year-end from March 31 to June 30.

(8)   The Fund changed its fiscal year-end from September 30 to March 31.

(9)   The Fund changed its fiscal year-end from December 31 to September 30.

(10) Portfolio turnover rate represents the activity from the Fund's investment in a core portfolio.

(11)  The Fund changed its fiscal year-end from December 31 to June 30.

NOTES TO FINANCIAL STATEMENTS                                       INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 66 separate series. These financial statements present the Corporate Bond, Diversified Bond, Income, Income Plus, Intermediate Government Income, Limited Term Government Income, Stable Income, and Variable Rate Government Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Trust.
   Concurrent with the establishment of the Trust, the Boards of Directors/Trustees of the Stagecoach Family of Funds and the Boards of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach Funds and Norwest Advantage Funds into the Wells Fargo Funds Trust (the "consolidation"). Effective at the close of business
  November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust through a tax-free exchange of shares as follows:

    Stagecoach Fund                                 Norwest Advantage Fund                   Wells Fargo Fund
    CORPORATE BOND*
                                                                                    CORPORATE BOND

                                              DIVERSIFIED BOND*                     DIVERSIFIED BOND

                                              INCOME*                               INCOME

                                              TOTAL RETURN BOND

                                              PERFORMA STRATEGIC VALUE BOND

    STRATEGIC INCOME*
                                                                                    INCOME PLUS

    U.S. GOVERNMENT INCOME                    INTERMEDIATE GOVERNMENT INCOME*       INTERMEDIATE GOVERNMENT INCOME

    U.S. GOVERNMENT ALLOCATION

    SHORT INTERMEDIATE U.S. GOVERNMENT        LIMITED TERM GOVERNMENT INCOME        LIMITED TERM GOVERNMENT INCOME
      INCOME*

                                              STABLE INCOME*                        STABLE INCOME

    VARIABLE RATE GOVERNMENT*
                                                                                    VARIABLE RATE GOVERNMENT

  *  ACCOUNTING SURVIVOR

   In the consolidation, the Wells Fargo Income Fund acquired all of the net assets of the Norwest Advantage Income Fund, Norwest Advantage Total Return
  Bond Fund and the Norwest Performa Strategic Value Bond Fund. The Norwest Advantage Total Return Bond Fund exchanged its 9,588,086 shares (valued at $85,860,625) for 9,292,139 shares of the Wells Fargo Income Fund. The net assets of the Norwest Advantage Total Return Bond Fund included unrealized depreciation of $5,059,279. The Norwest Performa Strategic Value Bond Fund exchanged its 902,531 shares (valued at $8,786,406) for 950,910 shares of the Wells Fargo Income Fund. The net assets of the Norwest Performa Strategic Value Bond Fund included unrealized depreciation of $384,481.
   In the consolidation, the Wells Fargo Intermediate Government Income Fund acquired all of the net assets of the Stagecoach U.S Government Income Fund, Stagecoach U.S. Government Allocation Fund and Norwest Advantage Intermediate Government Income Fund. The Stagecoach U.S. Government Income Fund exchanged its 18,071,925 shares (valued at $192,419,559) for 17,705,242 shares of the
  Wells Fargo Intermediate Government Income Fund. The net assets of the Stagecoach U.S. Government Income Fund included unrealized depreciation of $6,051,065. The Stagecoach U.S. Government Allocation Fund exchanged its 5,877,554 shares (valued at $78,929,490) for 7,262,670 shares of the Wells Fargo Intermediate Government Income Fund. The net assets of the Stagecoach U.S. Government Allocation Fund included unrealized depreciation of $913,575.
   In the consolidation, the Wells Fargo Limited Term Government Income Fund acquired all of the net assets of the Stagecoach Short Intermediate U.S Government Income Fund and Norwest Advantage Limited Term Government Income Fund. The Norwest Advantage Limited Term Government Income Fund exchanged its 8,190,601 shares (valued at $78,780,293) for 8,292,662 shares of the Wells Fargo Limited Term Government Income Fund. The net assets of the Stagecoach U.S. Government Income Fund included unrealized depreciation of $1,224,961.

INCOME FUNDS                                       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   The Corporate Bond, Income Plus, and Intermediate Government Income Funds offer Class A, Class B, and Class C shares. In addition, the Intermediate Government Income Fund also offers Institutional Class shares. The Income, Limited Term Government Income, and Stable Income Funds offer Class A,
  Class B, and Institutional Class shares. The Diversified Bond Fund only offers Institutional Class shares and the Variable Rate Government Fund only offers Class A shares. Prior to July 13, 1998, the Variable Rate Government Fund also offered Class C shares. Effective at the close of business on July 12, 1998, the Class C shares of the Variable Rate Government Fund were converted into Class A shares of the same Fund. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class may also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.
   The Diversified Bond and Stable Income Funds are Funds which each seek to achieve their investment objectives by investing all of their respective investable assets in one or more separate diversified portfolios (each a "Portfolio") of Wells Fargo Core Trust ("Core Trust") a registered, open-end management investment company. Each Portfolio directly acquires portfolio securities, and a Fund investing in a Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Portfolios as partnership investments and record daily their share of the Portfolio's income, expenses and realized and unrealized gain and loss. The financial statements of the Portfolios are in this report and should be read in conjunction with the Funds' financial statements.
   On May 9, 2000, the Board of Trustees of the Trust and the Board of Trustees of the Great Plains Funds approved an Agreement and Plan of Reorganization providing for the reorganization of the Great Plains Intermediate Bond Fund into the Income Fund of the Trust. Effective at the close of business on September 8, 2000, the Wells Fargo Income Fund acquired all of the net assets of the Great Plains Intermediate Bond Fund. The Great Plains Intermediate Bond Fund exchanged its 11,856,365 shares (valued at $115,508,045) for 12,664,262 shares of the Wells Fargo Income Fund. The net assets of the Great Plains Intermediate Bond Fund included unrealized depreciation of $582,580.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   As of November 30, 2000, the Diversified Bond Fund owned 19.5% of the Managed Fixed Income Portfolio, 20.7% of the Positive Return Bond Portfolio, and 18.8% of the Strategic Value Bond Portfolio. The Stable Income Fund owned 57% of the Stable Income Portfolio.

SECURITY VALUATION
   Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.

NOTES TO FINANCIAL STATEMENTS                                       INCOME FUNDS
--------------------------------------------------------------------------------

   Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.
   Securities held in the Portfolios are valued at their net asset value at the close of business each day as discussed in the Notes to Financial Statements of the Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").
   Dividend income is recognized on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS
   Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

FOREIGN CURRENCY CONTRACTS
   The Corporate Bond and Income Plus Fund have entered into foreign currency contracts to hedge its exposure to fluctuations in foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt at a specified price. Realized gains or losses are recognized when the transaction is completed. Risks of entering into forward contracts include certain market risks and the potential inability of the counterparty to meet the terms of the contract. As of November 30, 2000, the terms of each Fund's outstanding forward contracts were as follows:

                           Currency                                                 Currency     Net Unrealized
                            Amount                                    Settle         Amount      Appreciation/
    Fund                To Be Delivered            Type                Date      To Be Received  (Depreciation)
    CORPORATE BOND            88,500     EURO DOLLAR                 12/27/00         77,120               15

                              49,000     BRITISH POUND               12/15/00         69,477             (151)

    INCOME PLUS              280,000     AUSTRALIAN DOLLAR           12/22/00        147,249            6,988

                             467,000     CANADIAN DOLLAR             03/01/01        304,493             (737)

                             701,000     DANISH KRONE                02/15/01         82,038             (894)

                             361,000     EURO DOLLAR                 01/04/01        314,701            4,656

                             302,000     EURO DOLLAR                 02/01/01        263,594           (8,253)

                             356,000     EURO DOLLAR                 12/14/00        310,033           (1,969)

                             471,000     EURO DOLLAR                 12/27/00        410,438               84

                             214,000     BRITISH POUND               12/08/00        303,387            8,685

                             216,000     BRITISH POUND               12/15/00        306,266             (669)

                             177,000     NEW ZEALAND DOLLAR          01/16/01         72,612           (1,608)

                           1,211,000     SWEDISH KRONA               01/10/01        121,075            3,240

SECURITY LOANS
   The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all

INCOME FUNDS                                       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100% it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund.
   As of November 30, 2000, the value of securities on loan and the value of the related collateral was as follows:

                                               Securities    Collateral
    CORPORATE BOND FUND                       $  4,504,875  $  4,531,559

    INCOME FUND                                249,075,266   252,107,020

    INCOME PLUS FUND                             9,499,684     9,639,257

    INTERMEDIATE GOVERNMENT INCOME FUND         84,232,885    85,797,455

    LIMITED TERM GOVERNMENT INCOME FUND         11,876,086    12,066,080

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly, with the exception of the Diversified Bond Fund, Income Plus, Intermediate Government Income, and Stable Income Funds, for which dividends from net investment income are declared and distributed monthly. Prior to November 25, 2000, the Diversified Bond Fund declared and distributed annually dividends from net investment income. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2000.
   The following Funds had estimated net capital loss carryforwards at May 31, 2000, which are available to offset future net realized capital gains:

                                                            Capital Loss
    Fund                                      Year Expires  Carryforwards
    CORPORATE BOND FUND                             2007    $    234,156

                                                    2008         881,276

    DIVERSIFIED BOND FUND                           2008       1,028,635

    INCOME FUND                                     2004       8,539,713

                                                    2006         109,461

                                                    2007      10,845,768

                                                    2008      11,139,881

    INCOME PLUS FUND                                2007          31,798

                                                    2008       1,142,744

NOTES TO FINANCIAL STATEMENTS                                       INCOME FUNDS
--------------------------------------------------------------------------------

                                                            Capital Loss
    Fund                                      Year Expires  Carryforwards
    INTERMEDIATE GOVERNMENT INCOME FUND             2001    $    208,402

                                                    2002      22,395,004

                                                    2003       7,955,237

                                                    2004      12,665,649

                                                    2005       1,603,624

                                                    2007       8,447,151

                                                    2008      17,842,339

    LIMITED TERM GOVERNMENT INCOME FUND             2001         125,690

                                                    2002       6,807,249

                                                    2003       7,074,103

                                                    2004         753,400

                                                    2007       2,040,910

                                                    2008       1,334,044

    STABLE INCOME FUND                              2002       3,902,184

                                                    2003       2,790,993

                                                    2004         208,200

                                                    2005          16,722

                                                    2008         129,707

    VARIABLE RATE GOVERNMENT FUND                   2001       2,818,401

                                                    2002     119,628,012

                                                    2003       4,546,666

                                                    2004       2,482,931

                                                    2007       1,835,884

                                                    2008         606,287

   For tax purposes, the Diversified Bond Fund, the Income Plus Fund and the Stable Income Fund had prior year deferred post-October capital losses of
  $1,545,927, $2,597,871 and $579,301, respectively. These losses will be realized for tax purposes on the first day of the current year.
   As a result of the reorganization, the Income Fund, the Intermediate Government Income Fund and the Limited Term Government Income Fund have an annual capital loss carryforward limitation of $25,492,500, $39,422,441, and $10,618,519, respectively.

3. ADVISORY FEES
   The Trust has entered into separate advisory contracts on behalf of the Funds and the Portfolios with WFB. Pursuant to the contracts on behalf of the Funds, WFB has agreed to provide the following Funds with daily portfolio management for which WFB is entitled to be paid a monthly advisory fee at the following annual rates:

    Fund                                                % of Average Daily Net Assets
    CORPORATE BOND FUND                                                    0.50

    INCOME FUND                                                            0.50

    INCOME PLUS FUND                                                       0.60

    INTERMEDIATE GOVERNMENT INCOME FUND                                    0.50

    LIMITED TERM GOVERNMENT INCOME FUND                                    0.50

    VARIABLE RATE GOVERNMENT FUND                                          0.50

   The Diversified Bond Fund is invested in various Core Portfolios. WFB is entitled to receive an investment advisory fee of 0.25% of the Diversified
  Bond Fund's average daily net assets for providing advisory

INCOME FUNDS                                       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  services, including the determination of the asset allocation of the Fund's investments in the various Core Portfolios. WFB also acts as advisor to the Stable Income Fund, but does not receive an advisory fee as long as the Stable Income Fund invests all (or substantially all) of its assets in a single Portfolio of Core Trust. Each of these Funds may withdraw its investment from its corresponding Portfolio(s) at any time if the Board of Trustees determines that it is in the best interests of the Fund to do so. Upon such redemption and subsequent investment in a portfolio of securities, WFB (and any corresponding sub-advisor) may receive an investment advisory fee for the direct management of those assets. If the redeemed assets are invested in one or more Core Portfolios, WFB (and any corresponding sub-advisor) does not receive any compensation. See note 3 to the Notes to Financial Statements of the Core Portfolios elsewhere in this report for a description of these advisory agreements.
   Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Corporate Bond, Income, Income Plus, Intermediate Government Income, Limited Term Government Income and Variable Rate Government Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services for each Fund except the Income Fund, a monthly fee at the annual rate of 0.15% of each Fund's average daily net assets up to $400 million, 0.125% for the next $400 million and 0.10% of the Fund's average daily net assets in excess of $800 million. For the Income Fund, WCM is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.20% of the Funds average daily net assets up to $400 million, 0.175% for the next $400 million and 0.15% of the Funds average daily net assets in excess of $800 million.
   Prior to November 8, 1999, Stagecoach Funds, Inc. and Norwest Advantage Funds, the predecessor entities to the Trust, had engaged WFB and Norwest Investment Management, Inc. ("NIM"), respectively, as investment advisors for their funds. WFB and NIM provided portfolio management services at the same rates that WFB is currently entitled to as described above for the Funds.

4. DISTRIBUTION FEES
   The Trust has adopted a Distribution Plan ("Plan") for Class B and C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens, Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There are no distribution fees for the Funds' Class A shares. The distribution fees paid on behalf of the Funds for the period ended November 30, 2000 are disclosed on the Statement of Operations.
   Prior to November 8, 1999, the former Plan for the Class A shares of the Corporate Bond and Income Plus Funds provided that it may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to its Class A shares.
   The former Plan for Class A shares of the Limited Term Government Income Fund provided that the Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to its Class A shares.
   The former Plan for Class A shares of the Variable Rate Government Fund provided that the Fund may pay to Stephens up to 0.25% of its average daily net assets attributable to the Class A shares as compensation for distribution-related services or as reimbursement for distribution-related expenses.

5. ADMINISTRATION
   The Trust has entered into administration agreements on behalf of the Funds with WFB whereby WFB is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.
   Prior to November 8, 1999 the Corporate Bond, Income Plus, Limited Term Government Income and Variable Rate Government Funds were charged the same fee for the above services. The Diversified Bond, Income, Intermediate Government Income, and Stable Income Funds were charged monthly fees at the annual rates of 0.10% of each Funds' average daily net assets.

6. TRANSFER AGENT
   The Trust has entered into a transfer agency contract on behalf of the Funds with Boston Financial Data Services, Inc. ("BFDS") to replace WFB as the transfer agent for the Trust. Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of each Fund. WFB provides sub-transfer agency services to the Funds. Prior to November 8, 1999, BFDS provided these services at substantially the same rates to the predecessor

NOTES TO FINANCIAL STATEMENTS                                       INCOME FUNDS
--------------------------------------------------------------------------------

  portfolios. For the Diversified Bond, Income, Intermediate Government Income, and Stable Income Funds, Norwest served as the Trust's transfer agent. For these services, Norwest received a fee at an annual rate of 0.25% of the average daily net assets attributable to each class of each Fund's share.

7. SHAREHOLDER SERVICING
   The Trust has also entered into contracts on behalf of the Funds with numerous shareholder serving agents, whereby the Funds are charged 0.25% of average daily net assets for Class A, Class B, and Class C for these services. No fee is charged for Institutional Class shares except that prior to November 8, 1999, the Institutional Shares of Limited Term Government Income Fund were charged 0.25%. Also, prior to November 8, 1999, the shareholder servicing fees for the other share classes were charged to the funds at the same rate listed above, with the exception of the Variable Rate Government Fund which previously charged either 12b-1 fees or shareholder servicing fees at an annual rate of 0.25% of average daily net assets. In no case would the fund be charged both 12b-1 and shareholder servicing fees.
   The shareholder servicing fees paid on behalf of the Funds for the period ended November 30, 2000 were as follows:

    Fund                            Class A   Class B   Class C   Institutional Class
    CORPORATE BOND FUND             $  6,357  $12,553    $1,405               N/A

    DIVERSIFIED BOND FUND                N/A      N/A       N/A       $         0

    INCOME FUND                       22,519   11,383       N/A                 0

    INCOME PLUS FUND                  51,003        0         0               N/A

    INTERMEDIATE GOVERNMENT INCOME
      FUND                           238,333   64,225     5,836                 0

    LIMITED TERM GOVERNMENT INCOME
      FUND                            36,484   10,831       N/A                 0

    STABLE INCOME FUND                11,076    3,208       N/A                 0

    VARIABLE RATE GOVERNMENT          81,082      N/A       N/A               N/A

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Forum Accounting Services, LLC provides portfolio accounting services to each Fund. For these services Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out of pocket expenses reasonably incurred in providing these services. Prior to November 8, 1999, the Trust entered into contracts on behalf of the Corporate Bond, Income Plus, Limited Term Government Income, and Variable Rate Government Funds with WFB, whereby WFB was responsible for providing portfolio accounting services for the Funds. Pursuant to the contract, WFB was entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. For the Diversified Bond, Income, Intermediate Government Income, and Stable Income Funds, portfolio accounting services were provided by Forum Accounting Services.
   The Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("WFB MN", formerly Norwest Bank Minnesota, N.A.) an affiliated party, whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contracts, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund. Prior to November 5, 1999 the Stagecoach Funds had the above service performed for a fee at an annual rate of 0.0167% of the average daily net assets of each Fund. The Norwest Advantage Funds had WFB MN serve as the custodian. For its custody services, WFB MN was entitled to receive a fee at an annual rate of 0.02% for the first $100 million of average net assets of each Fund, declining to 0.01% of the average net assets of each Fund in excess of $200 million.

9. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended November 30, 2000, were waived by WFB.

INCOME FUNDS                                       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

10. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the period ended November 30, 2000, were as follows:

                                                  AGGREGATE PURCHASES AND SALES
    Fund                                      Purchases at Cost  Sales Proceeds
    CORPORATE BOND FUND                         $ 10,224,592      $  9,993,858

    DIVERSIFIED BOND FUND                        127,177,106        95,041,597

    INCOME FUND                                  224,692,730       234,359,157

    INCOME PLUS FUND                              11,933,674         9,917,751

    INTERMEDIATE GOVERNMENT INCOME FUND           50,101,719        49,134,916

    LIMITED TERM GOVERNMENT INCOME FUND          122,304,466       133,084,462

    STABLE INCOME FUND                            29,600,603        28,319,588

    VARIABLE RATE GOVERNMENT                       2,703,448         5,444,667

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)        CORE PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
ASSET BACKED SECURITIES - 11.07%
$ 3,500,000  CHASE CREDIT CARD MASTER TRUST
             SERIES 1999-3 A                        6.66%       01/15/07   $  3,531,945
  4,000,000  CHEVY CHASE MASTER CREDIT CARD
             TRUST SERIES 1998 CLASS A+             7.02        10/16/06      3,989,720
  4,200,000  CITIBANK CREDIT CARD ISSUANCE
             TRUST SERIES 2000-A1+                  6.90        10/17/07      4,234,125
  1,800,000  CONTIMORTGAGE HOME EQUITY LOAN
             TRUST SERIES 1997-4 CLASS A7           6.63        09/15/16      1,752,912
  2,441,000  EQCC HOME EQUITY LOAN TRUST
             SERIES 1996-2 A4                       7.50        06/15/21      2,480,398
  4,672,023  EQCC HOME EQUITY LOAN TRUST
             SERIES 1997-2 A9                       6.81        08/15/28      4,680,320
    965,061  GE CAPITAL MORTGAGE SERVICES
             INCORPORATED SERIES 1997 HE-2
             CLASS A7                               7.12        06/25/27        970,543
  4,350,559  GREEN TREE FINANCIAL
             CORPORATION SERIES 1997-7 A8           6.86        07/15/29      4,171,099
  2,878,440  HOUSEHOLD CONSUMER LOAN TRUST
             SERIES 1997-1 CLASS A1+                6.75        03/15/07      2,870,984
  4,689,774  HOUSEHOLD CONSUMER LOAN TRUST
             SERIES 1997-2 CLASS A1+                6.80        11/15/07      4,682,739
  1,146,586  KEYSTONE/LEHMAN TITLE I LOAN
             TRUST SERIES 1996-2                    7.45        11/25/10      1,143,914
  5,000,000  MBNA MASTER CREDIT CARD TRUST,
             SERIES 2000-A CLASS A                  7.35        07/16/07      5,176,725
  1,134,146  NIAGARA MOHAWK POWER                   7.63        10/01/05      1,155,762
  5,518,000  RENTAL CAR FINANCE CORPORATION
             SERIES 1997-1 B3                       6.70        09/25/07      5,520,047
  5,000,000  SAXON ASSET SECURITIES TRUST
             SERIES 1992-2 CLASS AF6                6.42        03/25/14      4,848,065
  6,500,000  VAN KAMPEN CLO-I+                      7.10        10/08/07      6,536,114

TOTAL ASSET BACKED SECURITIES (COST
$57,545,206)                                                                 57,745,412
                                                                           ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.21%
    842,121  AMERICAN HOUSING TRUST
             SERIES VI CLASS I-I                    9.15        05/25/20        884,476
  1,500,000  ASSET SECURITIZATION
             CORPORATION SERIES 1997-D4
             CLASS A1C                              7.42        04/14/29      1,541,031
  3,000,000  COUNTRYWIDE FUNDING
             CORPORATION SERIES 1994-2
             CLASS A11                              6.50        02/25/09      2,933,280
  5,333,000  COUNTRYWIDE MORTGAGE BACKED
             SECURITIES INCORPORATED
             SERIES1993-E CLASS A6                  6.50        01/25/24      5,239,299
    299,043  FIRST PLUS HOME LOAN TRUST
             SERIES 1996-2 CLASS A6                 7.85        08/20/13        298,750
  3,913,508  HOUSING SECURITIES
             INCORPORATED SERIES 1995-B
             CLASS A-1-A+                           7.71        11/25/28      3,948,518
    352,586  INDEPENDENT NATIONAL MORTGAGE
             CORPORATION SERIES 1994 V
             CLASS M+                               9.49        12/25/24        359,725
    741,792  L.F. ROTHSCHILD MORTGAGE TRUST
             SERIES 2 CLASS Z                       9.95        08/01/17        785,341
    126,385  MERRILL LYNCH MORTGAGE
             INVESTORS INCORPORATED SERIES
             1994-I+                                8.91        01/25/05        129,191
  5,000,000  MERRILL LYNCH MORTGAGE
             INVESTORS INCORPORATED SERIES
             1997-CI CLASS A3                       7.12        06/18/29      5,101,400
  6,000,000  PRUDENTIAL HOME MORTGAGE
             SECURITIES SERIES 1993
             CLASS A9                               6.50        12/25/23      5,911,992
    561,592  RTC SERIES 1995-1 CLASS A2D            7.50        10/25/28        560,795
    213,427  RTC SERIES 1995-2 CLASS A1C            7.45        05/25/29        212,851
  4,538,589  VENDEE MORTGAGE TRUST
             SERIES 1992-2 CLASS G                  7.25        02/15/19      4,595,035
  1,478,845  VENDEE MORTGAGE TRUST
             SERIES 1995-1C CLASS 3E                8.00        07/15/18      1,481,640
  5,500,000  VENDEE MORTGAGE TRUST
             SERIES 1996-2 CLASS 1E                 6.75        05/15/20      5,489,605
  1,809,231  VENDEE MORTAGE TRUST
             SERIES 1997-1 CLASS 2C                  7.5        09/15/17      1,809,521
  1,500,000  VENDEE MORTGAGE TRUST
             SERIES 1997-1 CLASS 2D                 7.50        01/15/19      1,512,390

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $42,752,754)                                                           42,794,840
                                                                           ------------
CORPORATE BONDS & NOTES - 27.45%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.65%
  1,665,000  LEVI STRAUSS & COMPANY                 6.80        11/01/03      1,340,325
  2,450,000  TOMMY HILFIGER                         6.50        06/01/03      2,055,614

                                                                              3,395,939
                                                                           ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.22%
  1,225,000  TRW INCORPORATED                       6.63        06/01/04      1,170,111
                                                                           ------------

CORE PORTFOLIOS        PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
BUSINESS SERVICES - 1.10%
$ 2,300,000  FIRST DATA CORPORATION                 5.80%       12/15/08   $  2,105,477
  3,635,000  ORACLE CORPORATION                     6.72        02/15/04      3,639,733

                                                                              5,745,210
                                                                           ------------
COMMUNICATIONS - 2.45%
  1,175,000  CLEAR CHANNEL COMMUNICATIONS
             INCORPORATION                          7.88        06/15/05      1,197,622
  1,000,000  KONINKLIJKE KPN NV(a)                  7.50        10/01/05        984,166
  2,500,000  SPRINT CAPITAL CORPORATION             5.70        11/15/03      2,403,122
  2,500,000  TURNER BROADCASTING                    7.40        02/01/04      2,534,307
  3,495,000  US WEST CAPITAL FUNDING
             INCORPORATION                          6.25        07/15/05      3,370,903
  2,250,000  VODAFONE AIRTOUCH PLC                  7.75        02/15/10      2,312,001

                                                                             12,802,121
                                                                           ------------
DEPOSITORY INSTITUTIONS - 5.62%
  3,000,000  BANK ONE CAPITAL CORPORATION+          8.21        09/01/30      2,931,240
  5,000,000  BANKAMERICA CORPORATION+               7.37        01/15/27      4,758,520
  5,000,000  CHASE CAPITAL+                         7.38        08/01/28      4,714,640
  3,400,000  CITICORP                               9.50        02/01/02      3,507,892
  2,175,000  CORESTATES CAPITAL CORPORATION         5.88        10/15/03      2,106,137
    750,000  CORESTATES CAPITAL CORPORATION         7.45        01/15/27        723,795
  3,200,000  DEPOSIT GUARANTY CORPORATION           7.25        05/01/06      3,221,312
    200,000  FIRST BANK N.A.                        6.00        10/15/03        195,984
  2,500,000  FIRST BANK SYSTEMS
             INCORPORATED                           8.00        07/02/04      2,584,138
  1,875,000  FIRST BANK SYSTEMS
             INCORPORATED                           7.63        05/01/05      1,923,336
  1,750,000  OLD KENT FINANCIAL CORPORATION         6.63        11/15/05      1,729,371
    885,000  UNITED MISSOURI BANCSHARES             7.30        02/24/03        894,453

                                                                             29,290,818
                                                                           ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.38%
    950,000  DUKE ENERGY FIELD SERVICES             7.50        08/16/05        969,052
  1,000,000  EL PASO NATURAL GAS                    7.75        01/15/02      1,008,113

                                                                              1,977,165
                                                                           ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.80%
  1,700,000  HYUNDAI SEMICONDUCTOR                  8.25        05/15/04      1,472,734
  2,709,000  PHILIPS ELECTRONICS                    6.75        08/15/03      2,682,807

                                                                              4,155,541
                                                                           ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.28%
  1,350,000  LOCKHEED MARTIN CORPORATION            7.95        12/01/05      1,452,894
                                                                           ------------
FINANCIAL SERVICES - 0.58%
  3,000,000  FLORIDA RESIDENTIAL
             PROPERTY & CASUALTY                    7.25        07/01/02      3,008,901
                                                                           ------------
FOOD & KINDRED PRODUCTS - 0.83%
  1,000,000  CONAGRA INCORPORATED                   7.50        09/15/05      1,022,418
  1,060,000  NABISCO INCORPORATED                   6.00        02/15/01      1,055,594
  2,225,000  WHITMAN CORPORATION                    7.50        02/01/03      2,262,068

                                                                              4,340,080
                                                                           ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)        CORE PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.46%
$   600,000  APPLIED MATERIALS INCORPORATED         6.70%       09/06/05   $    588,993
  3,000,000  APPLIED MATERIALS INCORPORATED         7.00        09/06/05      2,992,641
  2,160,000  SOLECTRON CORPORATION                  7.38        03/01/06      2,147,304
  1,900,000  TYCO INTERNATIONAL LIMITED             6.38        01/15/04      1,886,544

                                                                              7,615,482
                                                                           ------------
INDUSTRIAL SERVICES - 0.48%
  2,500,000  REYNOLDS & REYNOLDS                    7.00        12/15/06      2,503,878
                                                                           ------------
INSURANCE CARRIERS - 2.99%
  2,000,000  AMERICAN GENERAL CORPORATION           7.75        04/01/05      2,062,928
  3,000,000  LINCOLN NATIONAL CORPORATION           7.25        05/15/05      3,007,530
  2,450,000  PRUDENTIAL INSURANCE COMPANY           7.65        07/01/07      2,462,172
  2,100,000  REINSURANCE GROUP OF AMERICA           7.25        04/01/06      2,090,844
  4,000,000  RELIASTAR FINANCIAL
             CORPORATION                            7.13        03/01/03      4,018,396
  2,200,000  TERRA NOVA (U.K.) HOLDINGS             7.20        08/15/07      1,954,172

                                                                             15,596,042
                                                                           ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS -
0.31%
  1,700,000  BAUSCH & LOMB INCORPORATED             6.56        08/12/26      1,639,213
                                                                           ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.00%
  3,600,000  CARGILL INCORPORATED                   8.35        02/12/11      3,710,768
  2,500,000  FORD MOTOR CREDIT COMPANY              7.50        03/15/05      2,518,620
  3,075,000  MELLON FINANCIAL COMPANY               7.50        06/15/05      3,178,139
  1,000,000  QWEST CAPITAL FUNDING(a)               7.75        08/15/06        999,989

                                                                             10,407,516
                                                                           ------------
OIL & GAS EXTRACTION - 0.35%
  2,000,000  R&B FALCON CORPORATION                 6.75        04/15/05      1,850,000
                                                                           ------------
PAPER & ALLIED PRODUCTS - 0.44%
  1,100,000  FORT JAMES CORPORATION                 6.70        11/15/03      1,034,145
  1,250,000  INTERNATIONAL PAPER COMPANY(a)         8.00        07/08/03      1,277,685

                                                                              2,311,830
                                                                           ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.54%
  1,500,000  COLONIAL PIPELINE                      7.13        08/15/02      1,496,170
  1,225,000  PHILLIPS PETROLEUM COMPANY             8.50        05/25/05      1,307,555

                                                                              2,803,725
                                                                           ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.94%
  3,325,000  SCHOLASTIC CORPORATION                 7.00        12/15/03      3,340,222
  1,500,000  VIACOM INCORPORATED                    7.75        06/01/05      1,542,499

                                                                              4,882,721
                                                                           ------------
REAL ESTATE - 0.53%
  3,000,000  SUSA PARTNERSHIP LP                    8.20        06/01/17      2,766,606
                                                                           ------------

CORE PORTFOLIOS        PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.04%
$ 2,000,000  CHARLES SCHWAB CORPORATION             6.25%       01/23/03   $  1,975,688
  2,000,000  CHARLES SCHWAB CORPORATION             6.88        09/02/03      1,999,484
  2,750,000  MORGAN STANLEY GROUP
             INCORPORATED                           7.13        01/15/03      2,768,089
  1,250,000  PAINE WEBBER GROUP
             INCORPORATED                           6.90        08/15/03      1,260,640
  2,650,000  PAINE WEBBER GROUP
             INCORPORATED                           6.45        12/01/03      2,632,640

                                                                             10,636,541
                                                                           ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.42%
  2,248,556  MINNESOTA MINING &
             MANUFACTURING                          5.62        07/15/09      2,180,177
                                                                           ------------
TRANSPORTATION BY AIR - 1.52%
  2,142,956  CONTINENTAL AIRLINES                   6.80        07/02/07      2,085,182
  2,108,990  CONTINENTAL AIRLINES
             SERIES 972A                            7.15        06/30/07      2,104,435
  2,851,460  FEDERAL EXPRESS SERIES 97-B            7.52        01/15/18      2,827,337
    968,458  NORTHWEST AIRLINES CORPORATION         6.81        02/01/20        905,557

                                                                              7,922,511
                                                                           ------------
WATER TRANSPORTATION - 0.33%
  1,750,000  ROYAL CARIBBEAN CRUISES                7.13        09/18/02      1,710,158
                                                                           ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.19%
  1,000,000  UNIVERSAL CORPORATION                  9.25        02/15/01      1,003,094
                                                                           ------------

                                                                            143,168,274
TOTAL CORPORATE BONDS & NOTES (COST
$145,943,971)
                                                                           ------------
MUNICIPAL BONDS & NOTES - 5.49%
  2,300,000  BRIDGEPORT CT TAXABLE PENSION
             BONDS FGIC INSURED                     7.33        01/15/07      2,358,834
  3,500,000  DENVER CO CITY & COUNTY SD #1
             EDUCATIONAL FACILITIES RV
             TAXABLE PENSION SCHOOL
             FACILITIES LEASE AMBAC INSURED         6.67        12/15/04      3,513,335
  3,805,000  HUDSON COUNTY NJ IMPORT
             AUTHORITY FACILITIES LEASING
             RV FSA INSURED                         7.40        12/01/25      3,796,781
  7,500,000  NEW YORK STATE GO BONDS
             SERIES B                               6.13        03/15/07      7,276,875
  4,450,000  PHILADELPHIA PA IDR PENSION
             FUNDING RETIREMENT SYSTEM
             SERIES A MBIA INSURED                  5.69        04/15/07      4,217,310
  3,750,000  TEXAS STATE VETERANS HOUSING
             ASSISTANCE FUND I SERIAL D             7.07        12/01/10      3,750,000
  3,725,000  WASHINGTON STATE GO BONDS
             HOUSING TRUST SERIES T                 6.50        01/01/05      3,723,398

TOTAL MUNICIPAL BONDS & NOTES (COST
$29,076,883)                                                                 28,636,533
                                                                           ------------
U.S. GOVERNMENT AGENCY SECURITIES - 43.93%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.54%
  2,500,000  FHLMC                                  7.00        03/15/10      2,596,645
  5,000,000  FHLMC                                  6.75        03/15/31      5,152,020
    181,511  FHLMC #410425+                         8.32        09/01/26        182,343
     95,712  FHLMC #410464+                         8.25        11/01/26         96,120
  7,258,821  FHLMC #535462+                         6.00        03/01/07      7,092,601
    770,377  FHLMC #606279+                         7.65        02/01/15        778,894
  3,938,883  FHLMC #786702+                         5.82        06/01/29      3,888,883
    407,853  FHLMC #846367+                         8.24        04/01/29        409,760
  4,259,564  FHLMC SERIES 1675 CLASS KZ             6.50        02/15/24      3,934,163
    750,000  FHLMC SERIES 1832 CLASS D              6.50        06/15/08        747,667
  5,000,000  FHLMC SERIES 2146 CLASS VB             6.00        12/15/14      4,692,000

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)        CORE PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$ 4,000,000  FHLMC SERIES 2218 CLASS B              6.00%       11/15/27   $  3,788,544
  6,500,000  FHLMC SERIES T-20 CLASS A6+            7.49        09/25/29      6,562,575
 10,000,000  FHLMC-GNMA SERIES 37 CLASS H           6.00        01/17/21      9,831,000

                                                                             49,753,215
                                                                           ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.28%
  9,000,000  FNMA                                   7.13        06/15/10      9,444,312
  2,000,000  FNMA                                   7.13        01/15/30      2,137,604
 21,500,000  FNMA                                   7.25        05/15/30     23,354,268
  5,437,644  FNMA #252632                           6.00        07/01/06      5,313,127
  3,899,176  FNMA #252634                           6.00        08/01/06      3,809,888
  4,374,218  FNMA #253101                           6.00        01/01/07      4,274,053
     92,579  FNMA #342042+                          7.97        06/01/25         95,045
    292,158  FNMA #344689+                          8.09        11/01/25        300,092
    224,268  FNMA #344692+                          7.92        10/01/25        230,179
    148,852  FNMA #347712+                          8.25        06/01/26        153,044
  4,838,272  FNMA #375168                           7.13        06/01/04      4,888,823
  4,871,938  FNMA #380581                           6.17        08/01/08      4,762,329
 18,927,768  FNMA #535475+                          6.00        03/01/29     17,987,720
 19,524,525  FNMA #535476+                          6.50        07/01/29     18,985,492
  9,688,482  FNMA #535478+                          6.00        11/01/14      9,439,362
  4,409,553  FNMA #557072+                          7.43        06/01/40      4,439,847
  1,419,967  FNMA #73272                            6.48        12/01/05      1,418,017
  3,368,297  FNMA #73919                            6.80        01/01/04      3,370,560
    160,352  FNMA SERIES 1988-5 CLASS Z             9.20        03/25/18        169,179
  5,000,000  FNMA SERIES 1994-30 CLASS M            6.50        02/25/24      4,857,060
  2,000,000  FNMA SERIES 1998-M6 CLASS A2+          6.32        08/15/08      1,987,268

                                                                            121,417,269
                                                                           ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 8.80%
        252  GNMA #2218                             6.50        12/15/02            246
  1,896,753  GNMA #473917                           7.00        04/15/28      1,887,858
  4,067,126  GNMA #531836                           7.70        12/15/03      4,101,452
          3  GNMA #665                              7.50        05/15/01              3
  8,126,077  GNMA #780626                           7.00        08/15/27      8,093,085
 25,000,000  GNMA (TBA)                             8.00        12/23/07     25,542,969
  3,581,000  GNMA CLC (TBA)                         7.68        12/24/40      3,679,621
  2,500,000  GNMA PROJECT LOAN (TBA)+               7.00        12/24/40      2,550,500

                                                                             45,855,734
                                                                           ------------
HOUSING & URBAN DEVELOPMENT - 2.31%
  4,000,000  HUD                                    7.22        08/01/07      4,193,396
  7,500,000  HUD                                    7.22        08/01/08      7,859,040

                                                                             12,052,436
                                                                           ------------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $224,109,787)                                                         229,078,654
                                                                           ------------

CORE PORTFOLIOS        PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
U.S. TREASURY SECURITIES - 9.19%
U.S. TREASURY BONDS - 5.12%
$23,550,000  U.S. TREASURY BONDS                    6.75%       08/15/26   $ 26,692,465
                                                                           ------------
U.S. TREASURY NOTES - 4.07%
  6,500,000  U.S. TREASURY NOTES                    5.25        08/15/03      6,448,813
    250,000  U.S. TREASURY NOTES                    6.75        05/15/05        262,326
 10,500,000  U.S. TREASURY NOTES                    6.50        08/15/05     10,933,010
  3,450,000  U.S. TREASURY NOTES                    6.25        02/15/07      3,584,060

                                                                             21,228,209
                                                                           ------------

TOTAL U.S. TREASURY SECURITIES (COST
$45,448,662)                                                                 47,920,674
                                                                           ------------
SHORT-TERM INVESTMENTS - 0.11%
    555,115  SALOMON SMITH BARNEY POOLED
             REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                  6.57        12/01/00        555,115
                                                                           ------------

TOTAL SHORT-TERM INVESTMENTS (COST
$555,115)                                                                       555,115
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $545,432,378)*                       105.45% $549,899,502
OTHER ASSETS AND LIABILITIES, NET           (5.45)  (28,410,104)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $521,489,398
                                          -------  ------------

(a) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended. These securities had been determined to be liquid pursuant to procedures adopted by the Board of Trustees.

  + THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $10,403,251
GROSS UNREALIZED DEPRECIATION                       (5,936,127)
                                                    ----------
NET UNREALIZED APPRECIATION                         $4,467,124

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)        CORE PORTFOLIOS
--------------------------------------------------------------------------------

   POSITIVE RETURN PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
U.S. TREASURY SECURITIES - 83.61%
$57,300,000  U.S. TREASURY BONDS                  6.63%       02/15/27     $ 64,110,277
 45,550,000  U.S. TREASURY BONDS                  6.38        08/15/27       49,483,744
 60,250,000  U.S. TREASURY BONDS                  6.13        11/15/27       63,486,690
 31,450,000  U.S. TREASURY BONDS                  5.50        08/15/28       30,547,228
 45,350,000  U.S. TREASURY BONDS                  5.25        11/15/28       42,545,329
 44,000,000  U.S. TREASURY BONDS                  5.25        02/15/29       41,355,688

                                                                            291,528,956
TOTAL U.S. TREASURY SECURITIES (COST
$266,023,351)
                                                                           ------------
SHORT-TERM INVESTMENTS - 15.44%
 53,842,728  SALOMON SMITH BARNEY POOLED
             REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                6.57         12/1/00       53,842,728
                                                                           ------------

TOTAL SHORT-TERM INVESTMENTS (COST
$53,842,728)                                                                 53,842,728
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $319,866,079)*                        99.05% $345,371,684
OTHER ASSETS AND LIABILITIES, NET            0.95     3,318,256
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $348,689,940
                                          -------  ------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $ 25,624,896
GROSS UNREALIZED DEPRECIATION                           (119,291)
                                                    ------------
NET UNREALIZED APPRECIATION                         $ 25,505,605

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS        PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
ASSET BACKED SECURITIES - 16.01%
$   125,817  AFC HOME EQUITY LOAN TRUST
             SERIES 1995-2 CLASS A1+               7.67%      07/25/26     $    125,464
  2,975,000  CAPITAL AUTO RECEIVABLES ASSET
             TRUST SERIES 1999-2 CLASS A4+         6.30       05/15/04        2,970,689
  5,000,000  CHASE CREDIT CARD MASTER TRUST
             SERIES 1998-6 CLASS A+                6.88       09/15/04        5,014,100
  5,000,000  CHEVY CHASE MASTER CREDIT CARD
             TRUST SERIES 1998 CLASS A+            7.02       10/16/06        4,987,150
  1,009,061  EQCC HOME EQUITY LOAN TRUST
             SERIES 1995-3 CLASS A4                7.10       02/15/12        1,011,725
  3,245,376  EQCC HOME EQUITY LOAN TRUST
             SERIES 1998-4 CLASS A1F+              7.06       01/15/29        3,258,757
     72,320  FIRST MERCHANTS GRANTOR TRUST
             SERIES 1996-2 CLASS A                 6.85       11/15/01           72,331
  5,000,000  FIRST USA CREDIT CARD MASTER
             TRUST SERIES 1999-1 CLASS B+          7.02       10/19/06        5,010,500
  4,100,000  FLEET CREDIT CARD MASTER TRUST
             SERIES 1996-C CLASS A+                6.78       11/15/03        4,100,320
  4,750,000  FORD MOTOR CREDIT AUTO OWNER
             TRUST SERIES 2000-F CLASS A3          6.58       11/15/04        4,758,906
  3,030,246  HOUSEHOLD CONSUMER LOAN TRUST
             SERIES 1997-1 CLASS A3+               6.97       03/15/07        3,020,973
  3,693,536  HOUSEHOLD CONSUMER LOAN TRUST
             SERIES 1997-2 CLASS A3+               7.02       11/15/07        3,650,026
  5,500,000  MBNA MASTER CREDIT CARD TRUST
             SERIES 1998-I CLASS A+                6.88       10/15/03        5,508,635
  4,000,000  PREMIER AUTO TRUST
             SERIES 1997-1 CLASS B                 6.55       09/06/03        4,000,000
  3,800,000  RENTAL CAR FINANCE CORPORATION
             SERIES 1997-1 CLASS A2                6.45       08/25/05        3,769,482
  1,764,284  SEQUOIA MORTGAGE TRUST
             SERIES 2 CLASS A1+                    7.24       10/25/24        1,772,003

TOTAL ASSET BACKED SECURITIES
(COST $53,044,241)                                                           53,031,061
                                                                           ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.79%
    414,501  COMMERCIAL LOAN FUNDING TRUST
             SERIES I CLASS A+                     6.96       08/15/05          411,522
  2,803,102  GMAC SERIES 1996 C1 CLASS A1+         6.97       02/15/06        2,804,302
  2,853,600  HOUSING SECURITIES
             INCORPORATED SERIES 1995-B
             CLASS A1A+                            7.71       11/25/28        2,879,128
    198,056  INDEPENDENT NATIONAL MORTGAGE
             CORPORATION SERIES 1994 V
             CLASS M+                              9.49       12/25/24          202,066
    792,714  INDEPENDENT NATIONAL MORTGAGE
             CORPORATION SERIES 1994 X
             CLASS A2+                             9.26       01/25/25          811,773
  2,148,888  INDEPENDENT NATIONAL MORTGAGE
             CORPORATION SERIES 1995 E
             CLASS A1+                             7.62       04/25/25        2,165,376
  3,500,000  MALL OF AMERICA CAPITAL
             COMPANY LLC SERIES 200-1
             CLASS A+                              6.92       03/12/05        3,495,793
  1,504,135  MERRILL LYNCH MORTGAGE
             INVESTORS INCORPORATED
             SERIES 1993-E CLASS A3+               7.32       06/15/18        1,502,917
  2,439,974  MERRILL LYNCH MORTGAGE
             INVESTORS INCORPORATED SERIES
             1993-F CLASS A3+                      7.24       09/15/23        2,424,126
    102,981  MERRILL LYNCH MORTGAGE
             INVESTORS INCORPORATED SERIES
             1994-I+                               8.91       01/25/05          105,267
  1,845,642  MLCC MORTGAGE INVESTORS
             INCORPORATED SERIES 1994 A
             CLASS A3+                             7.42       07/15/19        1,834,231
  3,570,606  NATIONSLINK FUNDING+                  6.97       04/10/07        3,570,381
     99,591  RESIDENTIAL FUNDING MORTGAGE
             SECURITY SERIES 1991 21B
             CLASS A+                              7.70       08/25/21          100,299
    163,362  RTC SERIES 1991-6 CLASS E+           11.62       05/25/24          162,592
    816,326  RTC SERIES 1992-18P CLASS A4+         7.58       04/25/28          791,587
  3,640,933  RTC SERIES 1994-1 CLASS A5+           7.28       09/25/29        3,641,406
    702,997  RTC SERIES 1995-1 CLASS A3+           7.67       10/25/28          703,897
  2,302,384  SASCO SERIES 1999-C3 CLASS A+         7.02       11/20/01        2,303,500
  2,525,134  VENDEE MORTGAGE TRUST
             SERIES 1993-1 CLASS E                 7.00       01/15/16        2,519,579

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $32,493,411)                                                           32,429,742
                                                                           ------------
CORPORATE BONDS & NOTES - 28.39%
BUSINESS SERVICES - 1.46%
  3,250,000  FIRST DATA CORPORATION                6.82       09/18/01        3,248,313
  1,575,000  SUN MICROSYSTEMS INCORPORATED         7.00       08/15/02        1,578,432

                                                                              4,826,745
                                                                           ------------
CHEMICALS & ALLIED PRODUCTS - 0.53%
  1,775,000  MONSANTO COMPANY                      5.38       12/01/01        1,742,915
                                                                           ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)        CORE PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
COMMUNICATIONS - 3.20%
$ 2,500,000  BELL ATLANTIC FINANCIAL+              6.75%      03/21/02     $  2,500,927
  2,000,000  COX COMMUNICATIONS
             INCORPORATED                          7.00       08/15/01        1,988,252
  2,100,000  SPRINT CORPORATION                    8.13       07/15/02        2,122,880
  2,000,000  VIACOM INCORPORATED                   6.75       01/15/03        1,988,458
  2,000,000  WORLDCOM INCORPORATED+                6.98       11/26/01        1,999,708

                                                                             10,600,225
                                                                           ------------
DEPOSITORY INSTITUTIONS - 5.59%
  4,000,000  BANKAMERICA CORPORATION               8.13       02/01/02        4,049,080
  2,490,000  CITICORP                              9.50       02/01/02        2,569,015
  2,500,000  CORESTATES CAPITAL CORPORATION        9.63       02/15/01        2,512,673
  2,735,000  FIRSTAR BANK MILWAUKEE                6.25       12/01/02        2,714,389
  2,000,000  FLEETBOSTON FINANCIAL GROUP+          6.87       03/27/03        1,997,686
  2,000,000  MELLON FINANCIAL COMPANY              9.75       06/15/01        2,028,504
  2,650,000  US BANK NA NORTH DAKOTA+              6.63       06/20/01        2,647,774

                                                                             18,519,121
                                                                           ------------
EATING & DRINKING PLACES - 1.20%
  4,000,000  MCDONALD'S CORPORATION                6.00       06/23/02        3,962,008
                                                                           ------------
ELECTRIC GAS & SANITARY SERVICES - 1.14%
  2,000,000  EL PASO NATURAL GAS                   7.75       01/15/02        2,016,226
  1,780,000  WILLIAMS COMPANIES
             INCORPORATED                          6.20       08/01/02        1,752,519

                                                                              3,768,745
                                                                           ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 0.96%
  3,200,000  GENERAL ELECTRIC CAPITAL
             CORPORATION                           6.29       12/15/01        3,192,147
                                                                           ------------
FOOD & KINDRED PRODUCTS - 0.68%
  2,250,000  WHITMAN CORPORATION                   7.50       08/15/01        2,252,241
                                                                           ------------
HOLDING & OTHER INVESTMENT OFFICES - 1.51%
  5,000,000  MAIN PLACE REAL ESTATE
             INVESTMENT+                           6.87       05/28/02        4,989,500
                                                                           ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.63%
  2,080,000  TYCO INTERNATIONAL LIMITED            6.50       11/01/01        2,072,708
                                                                           ------------
MEASURING ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC MEDICAL & OPTICAL GOODS -
0.47%
  1,600,000  BAUSCH & LOMB INCORPORATED+           6.15       08/01/01        1,564,554
                                                                           ------------
MISCELLANEOUS RETAIL - 0.37%
  1,925,000  RITE AID CORPORATION                 10.50       09/15/02        1,232,000
                                                                           ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 3.77%
  3,850,000  CATERPILLAR FINANCIAL
             SERVICES+                             7.06       08/01/02        3,854,955
  3,900,000  FORD CAPITAL BV                       9.38       05/15/01        3,940,045
  2,000,000  US WEST CAPITAL FUNDING               6.88       08/15/01        1,999,022
  2,700,000  USAA CAPITAL CORPORATION              6.90       11/01/02        2,713,989

                                                                             12,508,011
                                                                           ------------

CORE PORTFOLIOS        PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
OIL & GAS EXTRACTION - 1.17%
$ 1,750,000  ANADARKO PETROLEUM CORPORATION        8.25%      11/15/01     $  1,770,172
  2,000,000  ENRON CORPORATION                     9.13       04/01/03        2,094,970

                                                                              3,865,142
                                                                           ------------
PAPER & ALLIED PRODUCTS - 0.61%
  2,000,000  INTERNATIONAL PAPER COMPANY+          7.60       07/08/02        2,004,776
                                                                           ------------
RAILROAD TRANSPORTATION - 0.60%
  2,000,000  UNION PACIFIC CORPORATION+            7.37       07/01/02        2,001,578
                                                                           ------------
SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 2.16%
  2,000,000  CHARLES SCHWAB CORPORATION            7.36       04/25/02        2,016,184
  2,750,000  MERRILL LYNCH & COMPANY
             INCORPORATED+                         6.71       05/30/01        2,750,651
  2,375,000  PAINE WEBBER GROUP
             INCORPORATED+                         6.87       06/26/01        2,370,709

                                                                              7,137,544
                                                                           ------------
TRANSPORTATION BY AIR - 0.61%
  2,000,000  SOUTHWEST AIRLINES COMPANY            9.40       07/01/01        2,021,858
                                                                           ------------
TRANSPORTATION SERVICES - 1.20%
  4,000,000  DAIMLER CHRYSLER                      6.67       09/25/01        3,989,276
                                                                           ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.53%
  1,750,000  SAFEWAY INCORPORATED                  7.00       09/15/02        1,749,522
                                                                           ------------

TOTAL CORPORATE BONDS & NOTES
(COST $94,911,185)                                                           94,000,616
                                                                           ------------
MUNICIPAL BONDS & NOTES - 8.29%
  3,300,000  CONNECTICUT STATE GO BONDS
             TAXABLE SERIES A                      5.70       01/15/01        3,295,248
  1,685,000  COW CREEK BANK UMPQUA TRIBE OF
             INDIANS AMBAC INSURED                 6.20       07/01/03        1,678,597
  3,145,000  DENVER CO CITY AND COUNTY SD
             #1 EDUCATIONAL FACILITIES RV
             TAXABLE PENSION SCHOOL
             FACILITIES LEASE AMBAC INSURED        6.34       12/15/00        3,144,717
  1,710,000  HUDSON COUNTY NJ GO BONDS FSA
             INSURED                               6.09       09/01/05        1,691,754
  2,005,000  MICHIGAN STATE TAXABLE-CLEAN
             INITIATIVE GO BONDS SERIES B          6.75       11/01/02        2,026,915
  5,000,000  NEW YORK NY GO BONDS                  6.10       08/01/01        4,972,000
  4,000,000  NEW YORK STATE GO BONDS
             SERIES C                              6.13       03/01/02        3,979,080
  2,200,000  NORTH CAROLINA STATE
             TAXABLE-PUBLIC IMPROVEMENT GO
             BONDS SERIES B                        6.70       03/01/01        2,198,680
  2,590,000  SEATTLE WA GO BONDS SERIES B          7.10       01/15/04        2,609,088
  1,870,000  WASHINGTON STATE GO BONDS
             STATE HOUSING TRUST FUND
             SERIES T                              6.60       01/01/01        1,869,458

TOTAL MUNICIPAL BONDS & NOTES
(COST $27,472,746)                                                           27,465,537
                                                                           ------------
U.S. GOVERNMENT AGENCY SECURITIES - 33.46%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.35%
  5,170,101  FHLMC #G40395                         6.00       06/01/07        5,051,690
  4,000,000  FHLMC #1192                           7.50       01/15/07        4,056,392
  5,000,000  FHLMC #2091 NA                        5.50       03/15/04        4,974,800
  5,000,000  FHLMC #2091 PC                        6.00       06/15/16        4,945,350
     81,408  FHLMC #410220+                        8.15       10/01/25           81,759
  8,710,585  FHLMC #535462                         6.00       03/01/07        8,511,121
  1,850,513  FHLMC #611084+                        6.65       06/01/30        1,829,865
  3,395,285  FHLMC #786614+                        6.08       08/01/25        3,295,790

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)        CORE PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$ 4,296,963  FHLMC #786702+                        5.82%      06/01/29     $  4,242,417
    462,348  FHLMC #845151+                        8.22       06/01/22          464,310
    135,951  FHLMC #846367+                        8.24       04/01/29          136,587

                                                                             37,590,081
                                                                           ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.45%
  8,500,000  FNMA                                  5.38       03/15/02        8,410,274
  5,390,239  FNMA SERIES 1991-146 CLASS Z          8.00       10/25/06        5,481,577
  1,226,591  FNMA SERIES 1994 M2 CLASS A           6.63       02/25/01        1,221,183
  8,256,200  FNMA SERIES 1999-19 LA                6.50       09/25/08        8,214,011
  6,200,000  FNMA SERIES 1999-19 PB                6.00       06/25/08        6,143,208
    868,648  FNMA #155506+                         8.18       04/01/22          891,980
  1,806,311  FNMA #190815+                         6.16       07/01/17        1,769,097
    194,845  FNMA #220706+                         8.11       06/01/23          200,061
  9,271,835  FNMA #253482                          8.50       10/01/30        9,516,398
    178,249  FNMA #318464+                         8.31       04/01/25          183,283
    499,424  FNMA #321051+                         8.38       08/01/25          513,692
    123,557  FNMA #331866+                         7.54       12/01/25          126,599
    172,390  FNMA #46698+                          6.89       12/01/15          171,964
  1,617,315  FNMA #519047+                         7.95       09/01/29        1,648,538
 13,287,251  FNMA #535236                          6.00       09/01/06       12,982,986
  3,589,844  FNMA #73715                           7.15       11/01/03        3,619,690

                                                                             61,094,541
                                                                           ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.18%
  3,862,701  GNMA #780533                          7.00       07/15/08        3,894,066
                                                                           ------------
SMALL BUSINESS ADMINISTRATION - 1.57%
     13,305  SBA #500025+                          9.38       12/25/10           13,786
     45,411  SBA #500276+                         11.38       05/25/07           48,360
     98,736  SBA #500299+                         11.38       06/25/07          105,206
     74,544  SBA #500569+                         11.38       06/25/08           79,911
    278,501  SBA #500957+                          9.75       07/25/14          294,490
    247,768  SBA #501224+                          8.25       06/25/15          252,507
     58,283  SBA #502083+                          9.38       11/25/04           59,379
     73,674  SBA #502241+                          9.38       04/25/03           74,374
    139,510  SBA #502583+                         10.73       09/25/03          143,202
     30,553  SBA #502966+                         10.73       05/25/15           33,274
    479,835  SBA #503405+                          9.88       05/25/16          511,615
  1,565,204  SBA #503611+                          9.38       12/25/21        1,657,633
     52,808  SBA #503653+                         10.13       01/25/10           55,633
    996,446  SBA #503658+                         10.63       09/25/10        1,064,018
    768,305  SBA #503664+                          9.97       01/25/13          814,027

                                                                              5,207,415
                                                                           ------------
TENNESSEE VALLEY AUTHORITY - 0.91%
  3,020,000  TVA                                   6.24       07/15/45        3,013,380
                                                                           ------------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $110,548,163)                                                         110,799,483
                                                                           ------------

CORE PORTFOLIOS        PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
SHORT-TERM INVESTMENTS - 2.97%
$ 9,816,787  SALOMON SMITH BARNEY POOLED
             REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                 6.57%      12/01/00     $  9,816,787
                                                                           ------------

TOTAL SHORT-TERM INVESTMENTS
(COST $9,816,787)                                                             9,816,787
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $328,286,533)*                        98.91% $327,543,226
OTHER ASSETS AND LIABILITIES, NET            1.09     3,603,128
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $331,146,354
                                          -------  ------------

  +  VARIABLE RATE SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $1,049,389
GROSS UNREALIZED DEPRECIATION                       (1,792,696)
                                                    ----------
NET UNREALIZED DEPRECIATION                         $ (743,307)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)        CORE PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
ASSET BACKED SECURITIES - 9.57%
$ 1,839,000  AESOP FUNDING II LLC
             SERIES 1998-1 A+                      6.14%      05/20/06     $  1,792,859
    919,000  CHASE CREDIT CARD MASTER TRUST
             SERIES 1999-3 A+                      6.66       01/15/07          927,388
  2,145,000  CHEVY CHASE MASTER CREDIT CARD
             TRUST SERIES 1998 CLASS A+            7.02       10/16/06        2,139,487
  2,500,000  CITIBANK CREDIT CARD ISSUANCE
             TRUST 2000-A1 A1                      6.90       10/17/07        2,520,313
  1,500,000  EQCC HOME EQUITY LOAN TRUST
             SERIES 1999-2 A6F+                    6.68       07/25/30        1,483,245
    951,628  GREEN TREE FINANCIAL
             CORPORATION SERIES 1997-7 A8          6.86       07/15/29          912,373
  1,727,064  HOUSEHOLD CONSUMER LOAN TRUST+        6.75       03/15/07        1,722,591
  1,226,000  RENTAL CAR FINANCE CORPORATION
             SERIES 1997-1 B3+                     6.70       09/25/07        1,226,455
  2,000,000  SAXON ASSET SECURITIES TRUST
             1992-2 AF6                            6.42       03/25/14        1,939,226
    463,251  SEQUOIA MORTGAGE TRUST
             SERIES 2 CLASS A1+                    7.24       10/25/24          465,277
  1,500,000  VAN KAMPEN CLO-I+                     7.10       10/08/07        1,508,334

TOTAL ASSET BACKED SECURITIES (COST
$16,602,928)                                                                 16,637,548
                                                                           ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.62%
  1,250,000  COUNTRYWIDE MORTGAGE BACKED
             SECURITIES INCORPORATED 1993-E
             A6                                    6.50       01/25/24        1,228,037
  1,165,899  HOUSING SECURITIES
             INCORPORATED SERIES 1995-B
             CLASS A-1-A+                          7.71       11/25/28        1,176,329
  2,452,000  MERRILL LYNCH MORTGAGE
             INVESTORS INCORPORATED SERIES
             1997-CI CLASS A3                      7.12       06/18/29        2,501,727
  2,000,000  PRUDENTIAL HOME MORTGAGE
             SECURITIES SERIES 1993-57
             CLASS A9                              6.50       12/25/23        1,970,664
    361,968  SACO I INCORPORATED
             SERIES 1997-2 CLASS 1A2+              7.00       08/25/36          356,538
  1,112,862  VENDEE MORTGAGE TRUST
             SERIES 1992-2 CLASS G                 7.25       02/15/19        1,126,703
  2,758,000  VENDEE MORTGAGE TRUST
             SERIES 1994-1 CLASS 2E                6.50       01/15/17        2,746,637
  2,145,000  VENDEE MORTGAGE TRUST
             SERIES 1996-2 CLASS 1E                6.75       05/15/20        2,140,946

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $13,293,910)                                                           13,247,581
                                                                           ------------
CORPORATE BONDS & NOTES - 32.77%
AMUSEMENT & RECREATION SERVICES - 0.41%
    766,000  PREMIER PARKS INCORPORATED            9.25       04/01/06          702,805
                                                                           ------------
APPAREL & ACCESSORY STORES - 0.48%
    826,000  KOHL'S CORPORATION                    6.70       02/01/06          822,806
                                                                           ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.67%
    626,000  LEVI STRAUSS & COMPANY                6.80       11/01/03          503,930
    784,000  TOMMY HILFIGER                        6.50       06/01/03          657,796

                                                                              1,161,726
                                                                           ------------
BUSINESS SERVICES - 0.74%
  1,132,000  ORACLE CORPORATION                    6.72       02/15/04        1,133,474
    500,000  PSINET INCORPORATED                  10.00       02/15/05          150,000

                                                                              1,283,474
                                                                           ------------
CHEMICALS & ALLIED PRODUCTS - 0.02%
    306,000  SPECIAL DEVICES INCORPORATED         11.38       12/15/08           41,310
                                                                           ------------
COMMUNICATIONS - 3.08%
    425,000  BRITISH SKY BROADCASTING              7.30       10/15/06          390,441
    613,000  CHARTER COMMUNICATIONS
             HOLDINGS LLC                          8.63       04/01/09          521,050
    450,000  COMCAST CABLE COMMUNICATION           6.20       11/15/08          419,961
    435,000  CROWN CASTLE INTERNATIONAL
             CORPORATION                          10.75       08/01/11          432,825
    306,000  CSC HOLDINGS INCORPORATED             7.25       07/15/08          290,010

CORE PORTFOLIOS        PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
COMMUNICATIONS (continued)
$   350,000  KONINKLIJKE KPN NV (a)                7.50%      10/01/05     $    344,458
    306,000  LEVEL 3 COMMUNICATIONS
             INCORPORATED                          9.13       05/01/08          203,490
    450,000  MCLEODUSA INCORPORATED                8.13       02/15/09          351,000
    500,000  NEXTEL COMMUNICATIONS                 9.38       11/15/09          430,000
    525,000  NEXTLINK COMMUNICATIONS
             INCORPORATED (a)                     10.50       12/01/09          336,000
    425,000  SINCLAIR BROADCAST GROUP             10.00       09/30/05          398,437
  1,000,000  VODAFONE AIRTOUCH PLC                 7.75       02/15/10        1,027,556
    350,000  WINSTAR COMMUNICATIONS
             INCORPORATED                         12.50       04/15/08          213,500

                                                                              5,358,728
                                                                           ------------
DEPOSITORY INSTITUTIONS - 5.64%
  1,050,000  BANK ONE CAPITAL IV+                  8.21       09/01/30        1,025,934
  1,839,000  BANKAMERICA CAPITAL+                  7.30       01/15/27        1,750,184
  1,489,000  CHASE CAPITAL+                        7.38       08/01/28        1,404,020
  1,226,000  DEPOSIT GUARANTY CORPORATION          7.25       05/01/06        1,234,165
  1,226,000  FARMERS EXCHANGE CAPITAL              7.20       07/15/48          987,841
  1,242,000  FIRST BANK SYSTEMS
             INCORPORATED                          8.00       07/02/04        1,283,800
    306,000  GOLDEN STATE HOLDINGS                 7.13       08/01/05          285,087
  1,364,000  OLD KENT FINANCIAL CORPORATION        6.63       11/15/05        1,347,921
    500,000  SOVEREIGN BANCORP INCORPORATED       10.25       05/15/04          495,000

                                                                              9,813,952
                                                                           ------------
EATING & DRINKING PLACES - 1.00%
    672,000  ARAMARK CORPORATION                   6.75       08/01/04          643,737
  1,150,000  TRICON GLOBAL RESTAURANT              7.65       05/15/08        1,100,988

                                                                              1,744,725
                                                                           ------------
ELECTRIC GAS & SANITARY SERVICES - 1.50%
    306,000  CALPINE CORPORATION                   7.63       04/15/06          299,521
    231,049  NIAGARA MOHAWK POWER                  7.38       07/01/03          232,796
    859,000  POTOMAC CAPITAL INVESTMENT            7.05       10/02/01          861,679
  1,226,000  WILLIAMS COMPANIES
             INCORPORATED                          6.13       02/15/02        1,206,259

                                                                              2,600,255
                                                                           ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 0.85%
    600,000  FLEXTRONICS INTERNATIONAL
             LIMITED                               9.88       07/01/10          573,000
    610,000  HYUNDAI SEMICONDUCTOR                 8.25       05/15/04          528,452
    500,000  WILLIAMS COMMUNITY GROUP
             INCORPORATED                         11.70       08/01/08          385,000

                                                                              1,486,452
                                                                           ------------
FOOD & KINDRED PRODUCTS - 1.01%
    450,000  CANANDAIGUA BRANDS
             INCORPORATED                          8.50       03/01/09          436,500
    613,000  NABISCO INCORPORATED                  6.00       02/15/01          610,452
    700,000  WHITMAN CORPORATION                   7.29       09/15/26          710,644

                                                                              1,757,596
                                                                           ------------
HEALTH CARE REVENUE - 0.24%
    425,000  HCA-THE HEALTHCARE COMPANY            7.15       03/30/04          412,410
                                                                           ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)        CORE PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
HEALTH SERVICES - 0.35%
$   613,000  TENET HEALTHCARE CORPORATION          7.88%      01/15/03     $    606,870
                                                                           ------------
HOLDING & OTHER INVESTMENT OFFICES - 0.41%
    306,000  HMH PROPERTIES SERIES A               7.88       08/01/05          290,700
    800,000  PINNACLE HOLDINGS INCORPORATED       10.00       03/15/08          416,000

                                                                                706,700
                                                                           ------------
HOTELS ROOMING HOUSES CAMPS & OTHER LODGING PLACES - 0.36%
    650,000  MGM MIRAGE INCORPORATED               6.95       02/01/05          630,361
                                                                           ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.55%
  1,150,000  AMERICAN STANDARD COMPANIES
             INCORPORATED                          7.13       02/15/03        1,109,749
    800,000  APPLIED MATERIALS INCORPORATED        7.00       09/06/05          798,038
    800,000  SOLECTRON CORPORATION                 7.38       03/01/06          795,298

                                                                              2,703,085
                                                                           ------------
INSURANCE CARRIERS - 4.15%
  1,839,000  EQUITABLE LIFE ASSURANCE
             SOCIETY                               6.95       12/01/05        1,834,754
  1,197,000  LINCOLN NATIONAL CORPORATION          7.25       05/15/05        1,200,004
  1,073,000  PRUDENTIAL INSURANCE COMPANY          7.65       07/01/07        1,078,331
    682,000  REINSURANCE GROUP OF AMERICA          7.25       04/01/06          679,026
  1,532,000  RELIASTAR FINANCIAL
             CORPORATION                           7.13       03/01/03        1,539,046
  1,007,000  TERRA NOVA (U.K.) HOLDINGS            7.20       08/15/07          894,478

                                                                              7,225,639
                                                                           ------------
MEASURING ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC MEDICAL & OPTICAL GOODS -
0.78%
    626,000  BAUSCH & LOMB INCORPORATED            6.75       12/15/04          561,749
    200,000  BECKMAN INSTRUMENTS                   7.45       03/04/08          188,748
    613,000  MALLINCKRODT INCORPORATED             6.30       03/15/01          611,120

                                                                              1,361,617
                                                                           ------------
MISCELLANEOUS RETAIL - 0.08%
    500,000  RITE AID CORPORATION                  7.13       01/15/07          135,000
                                                                           ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 0.51%
    900,000  FORD MOTOR CREDIT COMPANY             6.70       07/16/04          885,333
                                                                           ------------
OIL & GAS EXTRACTION - 1.60%
    613,000  BARRETT RESOURCES CORPORATION         7.55       02/01/07          600,915
    613,000  GULF CANADA RESOURCES LIMITED         8.35       08/01/06          623,727
    475,000  LOUIS DREYFUS NATURAL GAS
             CORPORATION                           9.25       06/15/04          492,005
    500,000  OCEAN ENERGY INCORPORATED             8.88       07/15/07          505,000
    613,000  R&B FALCON CORPORATION                6.75       04/15/05          567,025

                                                                              2,788,672
                                                                           ------------
PAPER & ALLIED PRODUCTS - 0.17%
    306,000  BUCKEYE TECHNOLOGIES
             INCORPORATED                          8.50       12/15/05          302,940
                                                                           ------------
PRIMARY METAL INDUSTRIES - 0.25%
    460,000  AK STEEL CORPORATION                  9.13       12/15/06          435,850
                                                                           ------------

CORE PORTFOLIOS        PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
REAL ESTATE - 0.81%
$ 1,532,000  SUSA PARTNERSHIP LP                   8.20%      06/01/17     $  1,412,813
                                                                           ------------
RUBBER TO MISCELLANEOUS PLASTICS PRODUCTS - 0.24%
    459,000  PACKAGING RESOURCES
             INCORPORATED{/\}                     11.63       05/01/03          413,100
                                                                           ------------
SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 1.64%
  1,839,000  CHARLES SCHWAB CORPORATION            6.88       09/02/03        1,838,526
  1,000,000  MORGAN STANLEY GROUP
             INCORPORATED                          7.13       01/15/03        1,006,578

                                                                              2,845,104
                                                                           ------------
STONE CLAY GLASS & CONCRETE PRODUCTS - 0.14%
    450,000  OWENS-ILLINOIS INCORPORATED           7.85       05/15/04          247,500
                                                                           ------------
TECHNOLOGY - 1.26%
  2,235,000  MASSACHUSETTS INSTITUTE OF
             TECHNOLOGY                            7.25       11/02/96        2,183,620
                                                                           ------------
TRANSPORTATION BY AIR - 2.12%
    613,000  ATLAS AIR INCORPORATED                9.25       04/15/08          602,272
  1,576,360  CONTINENTAL AIRLINES                  6.80       07/02/07        1,533,862
  1,164,677  FEDERAL EXPRESS SERIES 97-B           7.52       01/15/18        1,154,824
    414,500  NORTHWEST AIRLINES CORPORATION        6.81       02/01/20          387,578

                                                                              3,678,536
                                                                           ------------
TRANSPORTATION EQUIPMENT - 0.24%
    460,000  BE AEROSPACE                          8.00       03/01/08          418,600
                                                                           ------------
WATER TRANSPORTATION - 0.47%
    239,000  ROYAL CARRIBBEAN CRUISES              7.13       09/18/02          233,559
    612,000  TEEKAY SHIPPING CORPORATION           8.32       02/01/08          587,520

                                                                                821,079
                                                                           ------------

TOTAL CORPORATE BONDS & NOTES
(COST $60,872,615)                                                           56,988,658
                                                                           ------------
INVESTMENT IN LIMITED PARTNERSHIP - 0.42%
  1,000,000  PPM AMERICA COLLATERALIZED
             BOND OBLIGATION II                               12/18/04          729,500
                                                                           ------------

TOTAL INVESTMENT IN LIMITED PARTNERSHIP
(COST $1,019,820)                                                               729,500
                                                                           ------------
MUNICIPAL BONDS & NOTES - 3.60%
  1,225,000  HUDSON COUNTY NJ IMPORT
             AUTHORITY FACILITIES LEASING
             RV FSA INSURED                        7.40       12/01/25        1,222,353
  1,935,000  NEW YORK NY GO BONDS                  6.10       08/01/01        1,924,164
  1,250,000  TEXAS STATE VETERANS HOUSING
             ASSISTANCE FUND I-SERIAL D            7.07       12/01/10        1,250,000
    640,000  WASHINGTON STATE GO BONDS
             STATE HOUSING TRUST FUND
             SERIES T                              6.60       01/01/03          641,798
  1,232,000  WESTERN MINNESOTA POWER AGENCY
             RV SERIES A AMBAC INSURED             6.33       01/01/02        1,226,703

TOTAL MUNICIPAL BONDS & NOTES (COST
$6,324,658)                                                                   6,265,018
                                                                           ------------
U.S GOVERNMENT AGENCY SECURITIES - 41.56%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.65%
  2,000,000  FHLMC                                 6.00       11/15/27        1,894,272
  2,282,000  FHLMC                                 7.49       09/25/29        2,303,969
  2,500,000  FHLMC                                 6.75       03/15/31        2,576,010
  1,956,302  FHLMC SERIES 1675 CLASS KZ            6.50       02/15/24        1,806,854

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)        CORE PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$ 1,255,429  FHLMC #786702+                        5.82%      06/01/29     $  1,239,493

                                                                              9,820,598
                                                                           ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.33%
  1,750,000  FNMA                                  6.50       02/25/24        1,699,971
    889,000  FNMA                                  7.13       01/15/30          950,165
  7,950,000  FNMA                                  7.25       05/15/30        8,635,648
  1,186,344  FNMA #375168                          7.13       06/01/04        1,198,739
  1,788,893  FNMA #380268+                         6.20       05/01/05        1,761,611
  1,492,762  FNMA #380581                          6.17       08/01/08        1,459,178
  7,298,625  FNMA #535475                          6.00       03/01/29        6,936,139
  2,906,544  FNMA #535478                          6.00       11/01/14        2,831,808
  1,179,866  FNMA #73919                           6.80       01/01/04        1,180,659

                                                                             26,653,918
                                                                           ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 19.06%
 14,000,000  GNMA                                  8.00       09/11/09       14,304,062
  1,342,875  GNMA CLC (TBA)                        7.68       12/24/40        1,379,858
    800,000  GNMA PROJECT LOAN (TBA)               7.60       12/24/40          816,160
  1,410,000  GNMA SERIES 1998-14 CLASS PD          6.00       06/20/23        1,382,492
  1,350,127  GNMA #345066                          6.50       10/15/23        1,317,643
  1,434,518  GNMA #346960                          6.50       12/15/23        1,400,003
  1,244,168  GNMA #354692                          6.50       11/15/23        1,214,233
  1,609,450  GNMA #361398                          6.50       01/15/24        1,570,727
  1,588,139  GNMA #366641                          6.50       11/15/23        1,549,928
  1,723,319  GNMA #473918+                         7.00       04/15/28        1,715,237
  1,525,169  GNMA #531836                          7.70       12/15/03        1,538,041
  4,981,059  GNMA #780626                          7.00       08/15/27        4,960,836

                                                                             33,149,220
                                                                           ------------
HOUSING & URBAN DEVELOPMENT - 1.52%
  2,500,000  HUD                                   7.45       08/01/10        2,651,538
                                                                           ------------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $71,282,465)                                                           72,275,274
                                                                           ------------
U.S. TREASURY SECURITIES - 9.22%
U.S. TREASURY BONDS - 6.53%
  5,425,000  U.S. TREASURY BONDS                   6.75       05/15/05        5,692,485
  5,000,000  U.S. TREASURY BONDS                   6.75       08/15/26        5,667,190

                                                                             11,359,675
                                                                           ------------
U.S. TREASURY NOTES - 2.69%
  4,500,000  U.S. TREASURY NOTES                   6.25       02/15/07        4,674,861
                                                                           ------------

TOTAL U.S. TREASURY SECURITIES (COST
$15,284,106)                                                                 16,034,536
                                                                           ------------

CORE PORTFOLIOS        PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
SHORT-TERM INVESTMENTS - 4.33%
$ 7,523,959  SALOMON SMITH BARNEY POOLED
             REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                 6.57%      12/01/00     $  7,523,959
                                                                           ------------

TOTAL SHORT-TERM INVESTMENTS (COST
$15,284,106)                                                                  7,523,959
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $192,204,461)*                       109.09% $189,702,074
OTHER ASSETS AND LIABILITIES, NET           (9.09)  (15,799,199)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $173,902,875
                                          -------  ------------

(a) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended. These securities had been determined to be liquid pursuant to procedures adopted by the Board of Trustees.

  + THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
{/\} THIS SECURITY IS CURRENTLY IN DEFAULT IN REGARD TO ITS INTEREST PAYMENT AS
     OF 5/31/00.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $2,696,874
GROSS UNREALIZED DEPRECIATION                       (5,199,261)
                                                    ----------
NET UNREALIZED DEPRECIATION                         $(2,502,387)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- NOVEMBER 30, 2000 (UNAUDITED)       CORE
PORTFOLIOS
--------------------------------------------------------------------------------

                                                MANAGED FIXED INCOME  POSITIVE RETURN BOND    STABLE INCOME  STRATEGIC VALUE BOND
---------------------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  INVESTMENTS AT COST.........................  $        545,432,378  $        319,866,079  $   328,286,533  $        192,204,461
  NET UNREALIZED APPRECIATION
    (DEPRECIATION)............................             4,467,124            25,505,605         (743,307)           (2,502,387)
                                                --------------------  --------------------  ---------------  --------------------
TOTAL INVESTMENTS AT VALUE....................           549,899,502           345,371,684      327,543,226           189,702,074
                                                --------------------  --------------------  ---------------  --------------------
  COLLATERAL FOR SECURITIES LOANED............           162,647,216           173,235,001       43,812,715            55,009,226
  RECEIVABLE FOR DIVIDENDS, INTEREST AND OTHER
    RECEIVABLES...............................             6,701,429             3,430,045        3,755,298             2,138,768
  PREPAID EXPENSES AND OTHER ASSETS...........                     0                     0            5,649                27,946
                                                --------------------  --------------------  ---------------  --------------------
TOTAL ASSETS..................................           719,248,147           522,036,730      375,116,888           246,878,014
                                                --------------------  --------------------  ---------------  --------------------

LIABILITIES
  PAYABLE FOR SECURITIES LOANED...............           162,647,216           173,235,001       43,812,715            55,009,226
  PAYABLE FOR INVESTMENTS PURCHASED ON A WHEN
    ISSUED BASIS..............................            34,954,874                     0                0            17,684,379
  PAYABLE FOR INTEREST RATE SWAPS.............                     0                     0                0               205,100
  PAYABLE TO CUSTODIAN........................                     0                     0              141                     0
  PAYABLE TO INVESTMENT ADVISOR AND
    AFFILIATES................................               134,212                89,458          140,821                71,686
  PAYABLE TO ADMINISTRATOR....................                20,859                21,310           21,183                     0
  ACCRUED EXPENSES AND OTHER LIABILITIES......                 1,588                 1,021           (4,326)                4,748
                                                --------------------  --------------------  ---------------  --------------------
TOTAL LIABILITIES.............................           197,758,749           173,346,790       43,970,534            72,975,139
                                                --------------------  --------------------  ---------------  --------------------
TOTAL NET ASSETS..............................  $        521,489,398  $        348,689,940  $   331,146,354  $        173,902,875
                                                --------------------  --------------------  ---------------  --------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS             STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED
NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                MANAGED FIXED INCOME  POSITIVE RETURN BOND  STABLE INCOME  STRATEGIC VALUE BOND
---------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  INTEREST....................  $         16,621,784  $          9,984,111  $  11,232,621  $          5,685,621
  SECURITIES LENDING..........                83,294               129,287         20,211                29,174
                                --------------------  --------------------  -------------  --------------------
TOTAL INVESTMENT INCOME.......            16,705,078            10,113,398     11,252,832             5,714,795
                                --------------------  --------------------  -------------  --------------------

EXPENSES
  ADVISORY FEES...............             1,228,989               818,768        840,093               410,430
  CUSTODY.....................                49,160                32,751         33,604                16,417
  ACCOUNTING..................                51,618                49,126         47,045                22,984
  SHAREHOLDER REPORTS.........                    38                     8             10                    13
  LEGAL.......................                 6,157                 1,185          1,232                   831
  AUDIT.......................                 8,807                 8,807          8,807                 8,807
  DIRECTORS' FEES.............                 2,824                 2,824          2,824                 2,824
  MISCELLANEOUS...............                 1,497                   (77)          (397)                  426
                                --------------------  --------------------  -------------  --------------------
TOTAL EXPENSES................             1,349,090               913,392        933,218               462,732
LESS:
  WAIVED FEES AND REIMBURSED
    EXPENSES..................              (491,596)             (327,507)             0                (6,567)
                                --------------------  --------------------  -------------  --------------------
  NET EXPENSES................               857,494               585,885        933,218               456,165
                                --------------------  --------------------  -------------  --------------------
NET INVESTMENT INCOME.........            15,847,584             9,527,513     10,319,614             5,258,630
                                --------------------  --------------------  -------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS FROM
  INVESTMENTS.................            (3,465,088)                 (682)      (328,376)           (1,594,159)
NET CHANGE IN UNREALIZED
  APPRECIATION OF
  INVESTMENTS.................            25,627,382            18,114,060      3,096,356             6,373,436
                                --------------------  --------------------  -------------  --------------------
NET REALIZED AND UNREALIZED
  GAIN ON
  INVESTMENTS.................            22,162,294            18,113,378      2,767,980             4,779,277
                                --------------------  --------------------  -------------  --------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...  $         38,009,878  $         27,640,891  $  13,087,594  $         10,037,907
                                --------------------  --------------------  -------------  --------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                 MANAGED FIXED INCOME
                           ---------------------------------
                                  FOR THE SIX
                                 MONTHS ENDED        FOR THE
                            NOVEMBER 30, 2000     YEAR ENDED
                                  (UNAUDITED)   MAY 31, 2000
------------------------------------------------------------
BEGINNING NET ASSETS.....     $458,746,441     $426,486,223
                              ------------     ------------
OPERATIONS:
  NET INVESTMENT
    INCOME...............       15,847,584       29,276,980
  NET REALIZED LOSS FROM
    INVESTMENTS..........       (3,465,088)      (9,084,540)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........       25,627,382      (13,488,333)
                              ------------     ------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............       38,009,878        6,704,107
                              ------------     ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........       77,316,197      132,357,804
  WITHDRAWALS............      (52,583,118)    (106,801,693)
  NET INCREASE (DECREASE)
    FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL
    INTEREST.............       24,733,079       25,556,111
                              ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........       62,742,957       32,260,218
                              ------------     ------------
ENDING NET ASSETS........     $521,489,398     $458,746,441
                              ------------     ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                              CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                 POSITIVE RETURN BOND                   STABLE INCOME                  STRATEGIC VALUE BOND
                           ---------------------------------  ---------------------------------  ---------------------------------
                                  FOR THE SIX                        FOR THE SIX                        FOR THE SIX
                                 MONTHS ENDED        FOR THE        MONTHS ENDED        FOR THE        MONTHS ENDED        FOR THE
                            NOVEMBER 30, 2000     YEAR ENDED   NOVEMBER 30, 2000     YEAR ENDED   NOVEMBER 30, 2000     YEAR ENDED
                                  (UNAUDITED)   MAY 31, 2000         (UNAUDITED)   MAY 31, 2000         (UNAUDITED)   MAY 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS.....     $306,501,015     $284,892,223      $340,546,198     $309,264,759      $153,176,758     $242,584,514
                              ------------     ------------      ------------     ------------      ------------     ------------
OPERATIONS:
  NET INVESTMENT
    INCOME...............        9,527,513       16,110,332        10,319,614       19,194,700         5,258,630       12,469,193
  NET REALIZED LOSS FROM
    INVESTMENTS..........             (682)      (1,465,597)         (328,376)      (1,165,359)       (1,594,159)      (3,533,384)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........       18,114,060        9,370,813         3,096,356       (2,792,528)        6,373,436       (6,795,671)
                              ------------     ------------      ------------     ------------      ------------     ------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............       27,640,891       24,015,548        13,087,594       15,236,813        10,037,907        2,140,138
                              ------------     ------------      ------------     ------------      ------------     ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........       56,233,620       94,370,448        35,928,014      151,354,048        27,705,697       47,775,379
  WITHDRAWALS............      (41,685,586)     (96,777,204)      (58,415,452)    (135,309,422)      (17,017,487)    (139,323,273)
  NET INCREASE (DECREASE)
    FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL
    INTEREST.............       14,548,034       (2,406,756)      (22,487,438)      16,044,626        10,688,210      (91,547,894)
                              ------------     ------------      ------------     ------------      ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........       42,188,925       21,608,792        (9,399,844)      31,281,439        20,726,117      (89,407,756)
                              ------------     ------------      ------------     ------------      ------------     ------------
ENDING NET ASSETS........     $348,689,940     $306,501,015      $331,146,354     $340,546,198      $173,902,875     $153,176,758
                              ------------     ------------      ------------     ------------      ------------     ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                    RATIO TO AVERAGE NET ASSETS(1)
                                --------------------------------------  PORTFOLIO
                                 NET INVESTMENT       NET        GROSS   TURNOVER
                                         INCOME  EXPENSES  EXPENSES(2)       RATE
---------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
JUNE 1, 2000 TO NOVEMBER 30,
  2000 (UNAUDITED)............           6.43%      0.35%        0.55%       62%
JUNE 1, 1999 TO MAY 31,
  2000........................           6.48%      0.36%        0.50%       65%
JUNE 1, 1998 TO MAY 31,
  1999........................           6.23%      0.40%        0.45%       51%
JUNE 1, 1997(3) TO MAY 31,
  1998........................           6.53%      0.41%        0.46%       92%

POSITIVE RETURN BOND PORTFOLIO
---------------------------------------------------------------------------------
JUNE 1, 2000 TO NOVEMBER 30,
  2000 (UNAUDITED)............           5.80%      0.36%        0.56%        0
JUNE 1, 1999 TO MAY 31,
  2000........................           5.35%      0.37%        0.51%       74%
JUNE 1, 1998 TO MAY 31,
  1999........................           5.20%      0.40%        0.45%      131%
JUNE 1, 1997(3) TO MAY 31,
  1998........................           5.74%      0.41%        0.47%       68%

STABLE INCOME PORTFOLIO
---------------------------------------------------------------------------------
JUNE 1, 2000 TO NOVEMBER 30,
  2000 (UNAUDITED)............           6.13%      0.55%        0.55%       16%
JUNE 1, 1999 TO MAY 31,
  2000........................           5.63%      0.47%        0.49%       40%
JUNE 1, 1998 TO MAY 31,
  1999........................           5.39%      0.36%        0.41%       29%
JUNE 1, 1997(3) TO MAY 31,
  1998........................           5.96%      0.37%        0.43%       37%

STRATEGIC VALUE BOND PORTFOLIO
---------------------------------------------------------------------------------
JUNE 1, 2000 TO NOVEMBER 30,
  2000 (UNAUDITED)............           6.39%      0.55%        0.56%       85%
JUNE 1, 1999 TO MAY 31,
  2000........................           6.45%      0.56%        0.59%       65%
JUNE 1, 1998 TO MAY 31,
  1999........................           6.05%      0.56%        0.61%       48%
OCTOBER 1, 1997(3) TO MAY 31,
  1998........................           6.06%      0.58%        0.62%      135%

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1)  Ratios for periods of less than one year are annualized.
(2) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
(3)  Commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                    CORE PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Core Trust ("Core Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust currently has 14 separate investment portfolios. These financial statements present the Managed Fixed Income, Positive Return Bond, Stable Income, and Strategic Value Bond portfolios (each a "Portfolio" and collectively the "Portfolios").
   Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Core Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.
   Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
   Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

WHEN-ISSUED TRANSACTION
   The Portfolios record a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

SECURITY LOANS
   The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed-income securities. The Portfolios may receive compensation for lending securities in the

CORE PORTFOLIOS                                    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100% it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Portfolio. WFB receives 40% of income on security lending activities and covers the expenses associated with securities lending activities.
   As of November 30, 2000, the value of securities on loan and the value of the related collateral was as follows:

                                               Securities    Collateral
    MANAGED FIXED INCOME PORTFOLIO            $159,923,433  $162,647,216

    POSITIVE RETURN BOND PORTFOLIO             173,107,329   173,235,001

    STABLE INCOME PORTFOLIO                     42,855,063    43,812,715

    STRATEGIC VALUE BOND PORTFOLIO              54,214,974    55,009,226

MORTGAGE DOLLAR ROLL TRANSACTION
   Each Portfolio may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon and maturity) security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio receives compensation from the interest earned on the cash proceeds of the initial sale and in the form of a fee, which is recorded as deferred income and amortized to income over the roll period, or alternatively, a lower price for the security upon its repurchase. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract.

INTEREST RATE SWAPS
   To preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes, the Portfolios may enter into various hedging transactions, such as interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed rate payments. The Portfolios record as an increase or decrease to interest income, the amount due or owed by the Portfolios at termination or settlement. Interest rate swaps are based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates.
   As of November 30, 2000, the following Portfolios were engaged in open Interest Rate Swaps. The Portfolios were exchanging a floating interest rate stream based on the notional principal, and receiving a fixed rate income stream based on that same principal.

                                                                                                           Net
                                               Notional           Floating              Termination     Unrealized
    Portfolio             Swap Counter Party  Principal          Rate Index                Date         Gain/Loss
    STRATEGIC VALUE BOND    LEHMAN BROTHERS   $7,000,000  1 MONTH USD LIBOR MINUS    FEBRUARY 1, 2001   $(205,100)
      PORTFOLIO                                           5 BPS

FEDERAL INCOME TAXES
   Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portoflios regardless of whether such interest, dividends, or gain have been distributed by the Portfolios.
   The Portfolios use the "aggregate method" (as described in the applicable regulation under the Internal Revenue Code) for allocation of capital gains and losses to interestholders.

NOTES TO FINANCIAL STATEMENTS                                    CORE PORTFOLIOS
--------------------------------------------------------------------------------

3. ADVISORY FEES
   The Investment Advisor of each Portfolio is WFB. WFB has retained the services of certain of its affiliates as investment sub-advisors (Galliard Capital Management, Inc. and Peregrine Capital Management, Inc.) on selected Portfolios. The fees related to sub-advisory services are borne directly by WFB and do not increase the overall fees paid by the Portfolios to WFB. The current investment advisory fees and the associated sub-advisor and sub-advisory fees are as follows, with the fees expressed as a percentage of the average daily net assets.

    Portfolio                            Advisory Fee           Subadvisor                   Sub-Advisory Fee
    MANAGED FIXED INCOME PORTFOLIO           0.50%      GALLIARD CAPITAL MANAGEMENT              0-100 MILLION, 0.10%

                                                                                               100-200 MILLION, 0.08%

                                                                                      GREATER THAN 200 MILLION, 0.06%

    POSITIVE RETURN BOND PORTFOLIO           0.50%     PEREGRINE CAPITAL MANAGEMENT               0-10 MILLION, 0.40%

                                                                                                 10-25 MILLION, 0.30%

                                                                                                25-300 MILLION, 0.20%

                                                                                      GREATER THAN 300 MILLION, 0.10%

    STABLE INCOME PORTFOLIO                  0.50%      GALLIARD CAPITAL MANAGEMENT             0-300 MILLION, 0.045%

                                                                                      GREATER THAN 300 MILLION, 0.04%

    STRATEGIC VALUE BOND PORTFOLIO           0.50%      GALLIARD CAPITAL MANAGEMENT              0-100 MILLION, 0.13%

                                                                                               100-200 MILLION, 0.10%

                                                                                      GREATER THAN 200 MILLION, 0.08%

   These sub-advisors also provided the same services to the predecessor portfolios. Prior to November 8, 1999, the Managed Fixed Income, Positive
  Return Bond, Stable Income, and Strategic Value Bond Portfolios were charged, as a percentage of the average daily net assets, 0.35%, 0.35%, 0.30%, and 0.50%, respectively.

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Currently there are no administration fees charged to the Portfolios at the core level. Prior to November 8, 1999, Forum Administrative Services, LLC ("FAdS") was the administrator to the Core Trust and received a fee with respect to each Portfolio at an annual rate of 0.05% of each Portfolio's average daily net assets.
   Wells Fargo Bank Minnesota, N.A. ("WFB MN", formerly Norwest Bank Minnesota, N.A.) serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those portfolios' foreign securities and assets held in foreign countries. Norwest receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio's average daily net assets. Prior to November 8, 1999, WFB MN performed the same services for the Portfolios and received a fee with respect to each Portfolio at an annual rate of 0.02% for the first $100 million of each Portfolio's average daily net assets, declining to 0.01% of the average daily net assets of each Portfolio in excess of $200 million.
   Forum Accounting Services, LLC provides portfolio accounting services to each Portfolio.

5. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Portfolio for the six month period ended November 30, 2000, were as follows:

    Portfolio                                 Purchases at Cost  Sales Proceeds
    MANAGED FIXED INCOME PORTFOLIO              $394,547,410      $316,535,671

    POSITIVE RETURN BOND PORTFOLIO                58,796,172                 0

    STABLE INCOME PORTFOLIO                       52,961,150        50,669,169

    STRATEGIC VALUE BOND PORTFOLIO               165,731,760       146,114,713

INCOME FUNDS                                               LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --  ASSOCIATION OF BAY AREA GOVERNMENTS
ADR            --  AMERICAN DEPOSITORY RECEIPTS
AMBAC          --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT            --  ALTERNATIVE MINIMUM TAX
ARM            --  ADJUSTABLE RATE MORTGAGES
BART           --  BAY AREA RAPID TRANSIT
CDA            --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC           --  CONTINGENT DEFERRED SALES CHARGE
CGIC           --  CAPITAL GUARANTY INSURANCE COMPANY
CGY            --  CAPITAL GUARANTY CORPORATION
CMT            --  CONSTANT MATURITY TREASURY
COFI           --  COST OF FUNDS INDEX
CONNIE LEE     --  CONNIE LEE INSURANCE COMPANY
COP            --  CERTIFICATE OF PARTICIPATION
CP             --  COMMERCIAL PAPER
CTF            --  COMMON TRUST FUND
DW&P           --  DEPARTMENT OF WATER & POWER
DWR            --  DEPARTMENT OF WATER RESOURCES
EDFA           --  EDUCATION FINANCE AUTHORITY
FGIC           --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA            --  FEDERAL HOUSING AUTHORITY
FHLB           --  FEDERAL HOME LOAN BANK
FHLMC          --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA           --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN            --  FLOATING RATE NOTES
FSA            --  FINANCIAL SECURITY ASSURANCE, INC
GNMA           --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO             --  GENERAL OBLIGATION
HFA            --  HOUSING FINANCE AUTHORITY
HFFA           --  HEALTH FACILITIES FINANCING AUTHORITY
IDA            --  INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR          --  LONDON INTERBANK OFFERED RATE
LLC            --  LIMITED LIABILITY CORPORATION
LOC            --  LETTER OF CREDIT
LP             --  LIMITED PARTNERSHIP
MBIA           --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR           --  MULTI-FAMILY HOUSING REVENUE
MUD            --  MUNICIPAL UTILITY DISTRICT
MTN            --  MEDIUM TERM NOTE
PCFA           --  POLLUTION CONTROL FINANCE AUTHORITY
PCR            --  POLLUTION CONTROL REVENUE
PFA            --  PUBLIC FINANCE AUTHORITY
PLC            --  PRIVATE PLACEMENT
PSFG           --  PUBLIC SCHOOL FUND GUARANTY
RAW            --  REVENUE ANTICIPATION WARRANTS
RDA            --  REDEVELOPMENT AUTHORITY
RDFA           --  REDEVELOPMENT FINANCE AUTHORITY
R&D            --  RESEARCH & DEVELOPMENT
SFMR           --  SINGLE FAMILY MORTGAGE REVENUE
TBA            --  TO BE ANNOUNCED (WHEN-ISSUED)
TRAN           --  TAX REVENUE ANTICIPATION NOTES
USD            --  UNIFIED SCHOOL DISTRICT
V/R            --  VARIABLE RATE
WEBS           --  WORLD EQUITY BENCHMARK SHARES

  More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, fax or e-mail to:

  Wells Fargo Funds
  P.O. Box 8266
  Boston, MA 02266-8266
  Fax: 1-415-977-9301
  E-mail: WFFUNDS@wellsfargo.com

  Or, call the WELLS FARGO FUNDS Sales & Service Desk at 1-800-552-9612.

  Wells Fargo Bank, N.A. and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and its affiliates are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

 DATED MATERIAL
 PLEASE EXPEDITE

                                                                  Prsrt Std
                                                                U.S. Postage
                                                                   PAID

  [WELLS FARGO FUNDS LOGO]
                                                                Permit #2145
                                                                  Newark NJ

 P.O. Box 8266
 Boston, MA 02266-8266

                                              [RECYCLED LOGO]     SAR 012 (1/01)

                                                 [WELLS FARGO FUNDS LOGO]



Semi-Annual Report

WELLS FARGO
WEALTHBUILDER PORTFOLIOS



                                       November 30, 2000




                                       WEALTHBUILDER
                                       GROWTH BALANCED PORTFOLIO

                                       WEALTHBUILDER
                                       GROWTH AND INCOME PORTFOLIO

                                       WEALTHBUILDER
                                       GROWTH PORTFOLIO

                                                        WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDER..........................................................1
---------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
---------------------------------------------------------------------

  GROWTH BALANCED PORTFOLIO....................................................2

  GROWTH AND INCOME PORTFOLIO..................................................4

  GROWTH PORTFOLIO.............................................................6

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  GROWTH BALANCED PORTFOLIO....................................................8

  GROWTH AND INCOME PORTFOLIO..................................................9

  GROWTH PORTFOLIO............................................................10

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES........................................12

  STATEMENTS OF OPERATIONS....................................................13

  STATEMENTS OF CHANGES IN NET ASSETS.........................................14

  FINANCIAL HIGHLIGHTS........................................................16

NOTES TO FINANCIAL STATEMENTS.................................................18
---------------------------------------------------------------------

LIST OF ABBREVIATIONS.........................................................21
---------------------------------------------------------------------

              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                        WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   Thank you for investing in the WELLS FARGO FUNDS.
   WELLS FARGO FUNDS is pleased to present this semi-annual report for the six-month period ended November 30, 2000. This report provides information about the three WELLS FARGO WEALTHBUILDER PORTFOLIOS, plus economic and market commentary covering the past six-month period.
   As the year winds down, it has become increasingly apparent that the interest rate hikes orchestrated by the Federal Reserve Board (the Fed) over the past 16 months have achieved their desired outcome. The economy, beset by lackluster consumer spending, disappointing corporate earnings and uncertainty surrounding the presidential elections, slowed appreciably. Financial markets have slowed in tandem. The Standard and Poor's 500 Composite Stock Index hit a 52-week low in late November, while the Nasdaq Composite Index lost nearly half its value since March. The situation is much the same in global markets, with many Asian and European market indexes showing double-digit losses.
   In contrast, domestic bonds posted their best returns in years, with U.S. Treasury bonds and municipal securities leading the way. In fact, four consecutive monthly gains in the Lehman Brothers Aggregate Bond Index lifted the Index to a 9.5% return through November. Only one sector of the bond market, high-yield junk bonds, experienced negative returns, as rising default rates heightened concerns over credit quality.

  TACTICAL ASSET ALLOCATION MODEL SIGNALS A RETURN TO STOCKS
   Despite a broad-based decline over the past six months, the Portfolios believe stocks still have a few things going for them. First, slower economic growth increases the odds of lower interest rates. Indeed, the Fed is widely expected to cut interest rates in 2001 to ensure that the soft landing does not snowball into a recession. Second, corporate earnings growth should accelerate once interest rates decline. And third, the stock market sell-off has left many shares at their lowest valuations in years, largely because of sustained technology woes.
   Against this backdrop, the Tactical Asset Allocation (TAA) Model used to manage the allocation of stocks and bonds within the Growth Balanced Portfolio prompted a shift toward stocks on November 30. In other words, the TAA Model has signaled the probability of stocks outperforming bonds going forward. The shift unwinds the Portfolio's overweight position in bonds over the past 12 months and allows it to move toward its long-term strategic base of 65% stocks and 35% bonds. Prior to the shift, the Growth Balanced Portfolio benefited from the exceptional performance of the 10-Year U.S. Treasury bond, while reducing its exposure to beleaguered stocks.
   WELLS FARGO FUNDS outlook for 2001 is cautiously optimistic. Consumer confidence remains relatively high, worker productivity continues to offset inflation and the Fed's latest survey of regional economic conditions points to moderate economic growth. Should interest rates decline as expected, investors might ultimately see a stock market rally.
   The past six months have been a difficult time for investors. That's why WELLS FARGO FUNDS recommends that you review your portfolio to ensure that it accurately reflects your objectives and risk tolerance. Also, keep in mind that investing is a marathon, not a sprint. Although the market is experiencing turbulent times, it still remains the best place to be over the long term.
   In closing, WELLS FARGO FUNDS values your business and will strive to meet your needs through our growing portfolio of investment solutions. In the meantime, if you have questions or concerns about your investments, or seek additional information, please contact us at 1-800-222-8222.
   Thank you for investing in WELLS FARGO FUNDS. We wish you success and prosperity.

  Sincerely,
   /s/ MICHAEL J. HOGAN
   MICHAEL J. HOGAN
   PRESIDENT
   WELLS FARGO FUNDS

WEALTHBUILDER PORTFOLIOS                                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo WealthBuilder Growth Balanced Portfolio (the Portfolio) seeks a balance of capital appreciation and current income.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Galen Blomster, CFA

INCEPTION DATE
  10/1/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Portfolio returned (0.63)%(1) for the six-month period ended November 30, 2000, excluding sales charges. The Portfolio significantly outperformed its benchmark, the S&P 500 Index(2), which returned (6.92)% during the period. However, the Portfolio underperformed the Lehman Brothers U.S. Government/ Credit Index(3), which returned 7.44%. Please keep in mind that past performance is no guarantee of future results.
   The assets of the WealthBuilder Growth Balanced Portfolio were invested in 12 different stock and bond mutual funds as of November 30, 2000, including six funds managed by Wells Fargo, two by Putnam Advisory Company Incorporated, one by AIM Advisors Incorporated, one by Dreyfus Corporation, one by American Express Financial Advisors and one by Massachusetts Financial Services (MFS). The Portfolio's asset allocation is determined by the Tactical Asset Allocation (TAA) Model, a proprietary investment strategy that seeks to enhance performance by shifting assets between stocks and bonds based on market conditions. Until late November 2000, 50.5% of the assets were invested in fixed-income funds, with the remaining 49.5% invested in equity holdings. Yet, against a backdrop of declining bond yields and a volatile stock market, the TAA Model signaled a return to a neutral stock/bond allocation on November 30.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   During volatile markets, the Portfolio believes that it is important to maintain a long-term strategic asset allocation. Volatility will continue to characterize the marketplace, which reinforces the importance of a diversified portfolio.

--------------------------------------------------------------------------------

An investment in international funds presents certain additional risks that may not be present in a mutual fund that invests largely in domestic stocks. For example, investments in foreign and emerging markets present special risks, including: currency fluctuations, the potential for diplomatic and political instability, and liquidity risks, foreign taxation and differences in auditing and other financial standards. There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sales transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Portfolio's Advisor has committed through September 30, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.
  Performance shown for the Wells Fargo WealthBuilder Growth Balanced Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth Balanced Portfolio, its predecessor portfolio. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. The maximum front-end sales charge is 1.50%.
2

PERFORMANCE HIGHLIGHTS                                  WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2000)
--------------------------------------------------------------------------------

                                      Excluding Sales Charge                Including Sales Charge
                           --------------------------------------------  ----------------------------
                                                                Since                         Since
                           6-Month*  Year-To-Date   1-Year    Inception  6-Month*  1-Year   Inception
WEALTHBUILDER GROWTH
  BALANCED PORTFOLIO         (0.63)       (0.94)      2.81        9.02     (2.12)    1.27       8.50
BENCHMARK
  S&P 500 INDEX(2)           (6.92)       (9.55)     (4.22)      12.41(4)
  LEHMAN BROTHERS U.S.
    GOVERNMENT/ CREDIT
    INDEX(3)                  7.44         9.69       9.02        6.28(3)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF NOVEMBER 30, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                                   4%
NAV                                                 12.64

  PORTFOLIO ALLOCATION(6)
  (AS OF NOVEMBER 30, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stocks Funds  51%

Bonds Funds   49%

  GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            WELLS FARGO
           WEALTHBUILDER            LEHMAN BROTHERS

          Growth Balanced  S&P 500     Gov't/Credit

                Portfolio    Index            Index

10/1/97            $9,850  $10,000          $10,000

10/31/97           $9,811   $9,666          $10,160

11/30/97           $9,820  $10,114          $10,214

12/31/97           $9,912  $10,287          $10,321

1/31/98            $9,971  $10,401          $10,466

2/28/98           $10,386  $11,151          $10,445

3/31/98           $10,702  $11,721          $10,477

4/30/98           $10,811  $11,841          $10,530

5/31/98           $10,673  $11,637          $10,643

6/30/98           $10,762  $12,110          $10,751

7/31/98           $10,554  $11,981          $10,760

8/31/98            $9,418  $10,250          $10,970

9/30/98            $9,714  $10,907          $11,284

10/31/98          $10,356  $11,794          $11,204

11/30/98          $10,910  $12,509          $11,271

12/31/98          $11,419  $13,229          $11,299

1/31/99           $11,668  $13,786          $11,379

2/28/99           $11,310  $13,356          $11,108

3/31/99           $11,608  $13,890          $11,164

4/30/99           $11,956  $14,428          $11,191

5/31/99           $11,767  $14,087          $11,076

6/30/99           $12,175  $14,854          $11,041

7/31/99           $12,026  $14,390          $11,011

8/31/99           $11,896  $14,319          $11,002

9/30/99           $11,797  $13,926          $11,101

10/31/99          $12,235  $14,808          $11,130

11/30/99          $12,593  $15,108          $11,124

12/31/99          $13,070  $15,998          $11,056

1/31/00           $12,824  $15,195          $11,053

2/29/00           $13,070  $14,908          $11,191

3/31/00           $13,582  $16,366          $11,353

4/30/00           $13,295  $15,873          $11,298

5/31/00           $13,029  $15,548          $11,288

6/30/00           $13,500  $15,932          $11,518

7/31/00           $13,387  $15,683          $11,640

8/31/00           $13,858  $16,657          $11,804

9/30/00           $13,561  $15,778          $11,849

10/31/00          $13,428  $15,711          $11,924

11/30/00          $12,947  $14,473          $12,128

--------------------------------------------------------------------------------
(2) "Standard & Poor's", "S&P", "S&P500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(3) The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an index.
(4) The published return closest to the Fund's inception date of October 1, 1997.
(5) The chart compares the performance of the Wells Fargo WealthBuilder Growth Balanced Portfolio since inception with the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index and the Lehman Brother U.S. Government/Credit Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%. The Russell 2000 Index is an unmanaged, market-value weighted index, which measures performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australia, Asia and the Far East. The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. You cannot invest directly in an index.
(6)  Portfolio holdings are subject to change.

WEALTHBUILDER PORTFOLIOS                                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WEALTHBUILDER GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo WealthBuilder Growth and Income Portfolio (the Portfolio) seeks long-term capital appreciation with a secondary emphasis on income.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Galen Blomster, CFA

INCEPTION DATE
  10/1/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Portfolio returned (5.32)%(1) for the six-month period that ended November 30, 2000, excluding sales charges. The Portfolio outperformed its benchmark, the S&P 500 Index(2), which returned (6.92)% during the period. Please keep in mind that past performance is no guarantee of future results.
   The assets of WealthBuilder Growth and Income Portfolio were invested in eight different equity mutual funds as of November 30, including four funds managed by Wells Fargo, two funds by Putnam Advisory Company Incorporated, one by AIM Advisors Incorporated and one by Dreyfus Corporation. The Portfolio seeks enhanced performance with reduced volatility through diversification among different equity investing styles. As of November 30, 2000, 30% of the assets were invested in the large company growth style, 30.50% in the large company value style, 19.60% in the small company style and 19.90% in international holdings.
   The past six months has been a difficult time for all equity investors. A slowing economy combined with inflationary fears and corporate earnings shortfalls sent the market into a sustained downturn. Technology stocks experienced the worst of the market correction, with many technology stocks surrendering their previous gains. Large company growth stocks also corrected, with small company stocks following suit. International stocks also fared poorly in light of a surging U.S. dollar.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   During volatile markets, the Portfolio believes that it is important to maintain a long-term strategic asset allocation. Volatility will continue to characterize the marketplace, which reinforces the importance of a diversified portfolio.

--------------------------------------------------------------------------------

An investment in international funds presents certain additional risks that may not be present in a mutual fund that invests largely in domestic stocks. For example, investments in foreign and emerging markets present special risks, including: currency fluctuations, the potential for diplomatic and political instability, and liquidity risks, foreign taxation and differences in auditing and other financial standards. There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sales transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.
4

PERFORMANCE HIGHLIGHTS                                  WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2000)
--------------------------------------------------------------------------------

                                      Excluding Sales Charge                Including Sales Charge
                           --------------------------------------------  ----------------------------
                                                                Since                         Since
                           6-Month*  Year-to-Date   1-Year    Inception  6-Month*  1-Year   Inception
WEALTHBUILDER GROWTH AND
  INCOME PORTFOLIO           (5.32)       (6.38)      1.26        9.93     (6.74)   (0.26)      9.41
BENCHMARK
  S&P 500 INDEX(2)           (6.92)       (9.55)     (4.22)      12.41(3)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF NOVEMBER 30, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                           4%
NAV                                        $13.35

  PORTFOLIO ALLOCATION(5)
  (AS OF NOVEMBER 30, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stock Funds            98%

Repurchase Agreements   2%

  GROWTH OF $10,000 INVESTMENT(4)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            WELLS FARGO
           WEALTHBUILDER
          GROWTH & INCOME  S&P 500
             PORTFOLIO      INDEX

10/1/97            $9,850  $10,000

10/31/97           $9,446   $9,666

11/30/97           $9,584  $10,114

12/31/97           $9,727  $10,287

1/31/98            $9,835  $10,401

2/28/98           $10,456  $11,151

3/31/98           $10,929  $11,721

4/30/98           $11,067  $11,841

5/31/98           $10,811  $11,637

6/30/98           $10,949  $12,110

7/31/98           $10,604  $11,981

8/31/98            $8,948  $10,250

9/30/98            $9,293  $10,907

10/31/98           $9,963  $11,794

11/30/98          $10,584  $12,509

12/31/98          $11,154  $13,229

1/31/99           $11,480  $13,786

2/28/99           $11,085  $13,356

3/31/99           $11,509  $13,890

4/30/99           $12,003  $14,428

5/31/99           $11,795  $14,087

6/30/99           $12,456  $14,854

7/31/99           $12,239  $14,390

8/31/99           $12,081  $14,319

9/30/99           $11,884  $13,926

10/31/99          $12,565  $14,808

11/30/99          $13,127  $15,108

12/31/99          $14,198  $15,998

1/31/00           $13,760  $15,195

2/29/00           $14,088  $14,908

3/31/00           $15,024  $16,366

4/30/00           $14,536  $15,873

5/31/00           $14,038  $15,548

6/30/00           $14,775  $15,932

7/31/00           $14,457  $15,683

8/31/00           $15,323  $16,657

9/30/00           $14,715  $15,778

10/31/00          $14,447  $15,711

11/30/00          $13,292  $14,473

--------------------------------------------------------------------------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Portfolio's Advisor has committed through September 30, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.
  Performance shown for the Wells Fargo WealthBuilder Growth and Income Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth and Income Portfolio, its predecessor portfolio. Effective the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. The maximum front-end sales charge is 1.50%.
(2) "Standard & Poor's", "S&P", "S&P500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(3) The published return closest to the Fund's inception date of October 1, 1997.
(4) The chart compares the performance of the Wells Fargo WealthBuilder Growth and Income Portfolio since inception with the S&P 500 Index, the Russell 2000 Index, and the MSCI EAFE Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%. The Russell 2000 Index is an unmanaged, market-value weighted index, which measures performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Morgan Stanley Capital International Europe, Australia, Asia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australia, Asia and the Far East. You cannot invest directly in an index.
(5)  Portfolio holdings are subject to change.

WEALTHBUILDER PORTFOLIOS                                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WEALTHBUILDER GROWTH PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo WealthBuilder Growth Portfolio (the Portfolio) seeks long-term capital appreciation with no emphasis on income.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Galen Blomster, CFA

INCEPTION DATE
  10/1/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Portfolio returned (5.88)%(1) for the six-month period ended
  November 30, 2000, excluding sales charges. The Portfolio outperformed its benchmark, the S&P 500 Index(2), which returned (6.92)% during the period. Please keep in mind that past performance is no guarantee of future results.
   The assets of the WealthBuilder Growth Portfolio were invested in eight different equity mutual funds as of November 30, including four funds managed by Wells Fargo, two by Putnam Advisory Company Incorporated, one by AIM Advisors Incorporated and one by Dreyfus Corporation. The proportion of assets invested in different equity styles is determined by the Tactical Equity Allocation (TEA) Model, a proprietary investment strategy that seeks to enhance performance by shifting assets based on market conditions. As of November 30, 2000, 68.10% of the assets were invested in the large company growth style, 15.20% in the large company value style, 7.60% in the small company style and 9.10% in the international style.
   The past six months have been a difficult time for shareholders, with a weakening economy sending the market into a tailspin. Nearly all equity styles declined, led by technology, large company growth stocks and international stocks. Only large company value stocks posted a small gain.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Portfolio maintains a domestic large capitalization emphasis. The degree to which the U.S. economy slows in coming months, along with a possible interest rate cut, will determine whether the TEA Model signals a shift from growth to value in the Portfolio's domestic equity allocation.

PERFORMANCE HIGHLIGHTS                                  WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2000)
--------------------------------------------------------------------------------

                                         Excluding Sales Charge                      Including Sales Charge
                           --------------------------------------------------  ----------------------------------
                           6-Month*  Year-To-Date   1-Year    Since Inception  6-Month*  1-Year   Since Inception
WEALTHBUILDER GROWTH
  PORTFOLIO                  (5.88)       (7.67)      0.57           11.54       (7.29)   (0.94)         11.00
BENCHMARK
  S&P 500 INDEX(2)           (6.92)       (9.55)     (4.22)          12.41(3)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF NOVEMBER 30, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                                   4%
NAV                                                 14.09

  PORTFOLIO ALLOCATION(5)
  (AS OF NOVEMBER 30, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stock Funds            99%

Repurchase Agreements   1%

  GROWTH OF $10,000 INVESTMENT(4)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            WELLS FARGO
           WEALTHBUILDER    S&P 500
          GROWTH PORTFOLIO   INDEX

10/1/97             $9,850  $10,000

10/31/97            $9,623   $9,666

11/30/97            $9,742  $10,114

12/31/97            $9,826  $10,287

1/31/98             $9,925  $10,401

2/28/98            $10,506  $11,151

3/31/98            $10,960  $11,721

4/30/98            $11,118  $11,841

5/31/98            $10,851  $11,637

6/30/98            $11,108  $12,110

7/31/98            $10,782  $11,981

8/31/98             $9,107  $10,250

9/30/98             $9,610  $10,907

10/31/98           $10,329  $11,794

11/30/98           $11,039  $12,509

12/31/98           $11,890  $13,229

1/31/99            $12,394  $13,786

2/28/99            $11,969  $13,356

3/31/99            $12,542  $13,890

4/30/99            $12,808  $14,428

5/31/99            $12,473  $14,087

6/30/99            $13,282  $14,854

7/31/99            $12,897  $14,390

8/31/99            $12,799  $14,319

9/30/99            $12,502  $13,926

10/31/99           $13,312  $14,808

11/30/99           $13,835  $15,108

12/31/99           $15,070  $15,998

1/31/00            $14,586  $15,195

2/29/00            $14,922  $14,908

3/31/00            $16,117  $16,366

4/30/00            $15,445  $15,873

5/31/00            $14,784  $15,548

6/30/00            $15,623  $15,932

7/31/00            $15,435  $15,683

8/31/00            $16,344  $16,657

9/30/00            $15,445  $15,778

10/31/00           $15,198  $15,711

11/30/00           $13,914  $14,473

--------------------------------------------------------------------------------
An investment in international funds presents certain additional risks that may not be present in a mutual fund that invests largely in domestic stocks. For example, investments in foreign and emerging markets present special risks, including: currency fluctuations, the potential for diplomatic and political instability, and liquidity risks, foreign taxation and differences in auditing and other financial standards. There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sales transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Portfolio's Advisor has committed through September 30, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.
  Performance shown for the Wells Fargo WealthBuilder Growth Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth Portfolio, its predecessor portfolio. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. The maximum front-end sales charge is 1.50%.
(2) "Standard & Poor's", "S&P", "S&P500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(3)  The published return closest to Fund's inception date of October 1, 1997.
(4) The chart compares the performance of the Wells Fargo WealthBuilder Growth Portfolio since inception with the S&P 500 Index, the Russell 2000 Index, and the MSCI EAFE Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%. The Russell 2000 Index is an unmanaged, market- value weighted index, which measures performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australia, Asia and the Far East. You cannot invest directly in an index.
(5)  Portfolio holdings are subject to change.

WEALTHBUILDER GROWTH BALANCED PORTFOLIO     PORTFOLIO OF INVESTMENTS -- NOVEMBER
                                                                        30, 2000
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH BALANCED PORTFOLIO
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                  VALUE
INVESTMENT COMPANIES - 99.32%
BOND FUNDS - 45.68%
   425,508  AMERICAN EXPRESS GLOBAL BOND
            FUND                                               $ 2,347,646
   907,465  WELLS FARGO INCOME FUND                              8,375,078
   932,923  WELLS FARGO INTERMEDIATE
            GOVERNMENT INCOME FUND                              10,234,771

                                                                20,957,495
                                                               -----------
STOCK FUNDS - 29.49%
   226,187  AIM BLUE CHIP FUND                                   3,548,893
    61,762  DREYFUS EMERGING LEADERS FUND                        2,212,317
   549,019  MFS HIGH INCOME FUND                                 2,272,939
   167,750  PUTNAM GROWTH AND INCOME FUND                        3,227,339
    88,335  PUTNAM INTERNATIONAL GROWTH
            AND INCOME FUND                                      2,270,814

                                                                13,532,302
                                                               -----------
AFFILIATED STOCK PORTFOLIOS/FUNDS - 24.15%
       N/A  WELLS FARGO INCOME EQUITY
            PORTFOLIO                                            3,670,227
       N/A  WELLS FARGO LARGE COMPANY
            GROWTH PORTFOLIO                                     3,109,090
       N/A  WELLS FARGO INTERNATIONAL
            EQUITY PORTFOLIO                                     2,241,694
    73,418  WELLS FARGO SMALL CAP
            OPPORTUNITIES FUND                                   2,057,187

                                                                11,078,198
                                                               -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $45,525,387)*                         99.32% $45,567,995
OTHER ASSETS AND LIABILITIES, NET            0.68      310,565
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $45,878,560
                                          -------  -----------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $1,821,021
GROSS UNREALIZED DEPRECIATION                       (1,778,413)
                                                    ----------
NET UNREALIZED APPRECIATION                         $   42,608

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                   PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000
                                                                     (UNAUDITED)
                                       WEALTHBUILDER GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                  VALUE
INVESTMENT COMPANIES - 99.34%
STOCK FUNDS - 49.99%
   330,828  AIM BLUE CHIP FUND                                 $ 5,146,708
    99,039  DREYFUS EMERGING LEADERS FUND                        3,446,264
   276,826  PUTNAM GROWTH AND INCOME FUND                        5,315,066
   136,989  PUTNAM INTERNATIONAL GROWTH
            AND INCOME FUND                                      3,496,024

                                                                17,404,062
                                                               -----------
AFFILIATED STOCK PORTFOLIOS/FUNDS - 49.35%
       N/A  WELLS FARGO INCOME EQUITY
            PORTFOLIO                                            5,289,563
       N/A  WELLS FARGO LARGE COMPANY
            GROWTH PORTFOLIO                                     5,139,802
       N/A  WELLS FARGO INTERNATIONAL
            EQUITY PORTFOLIO                                     3,458,750
   127,573  WELLS FARGO SMALL CAP
            OPPORTUNITIES FUND                                   3,293,864

                                                                17,181,979
                                                               -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $35,387,648)*                         99.34% $34,586,041
OTHER ASSETS AND LIABILITIES, NET            0.66      231,172
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $34,817,213
                                          -------  -----------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $1,277,651
GROSS UNREALIZED DEPRECIATION                       (2,079,258)
                                                    ---------
NET UNREALIZED DEPRECIATION                         $(801,607)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WEALTHBUILDER GROWTH PORTFOLIO     PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2000
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH PORTFOLIO
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                  VALUE
INVESTMENT COMPANIES - 98.75%
STOCK FUNDS - 44.12%
 1,535,062  AIM BLUE CHIP FUND                                 $21,672,713
    76,676  DREYFUS EMERGING LEADERS FUND                        2,175,604
   138,436  PUTNAM GROWTH AND INCOME FUND                        2,336,596
   168,787  PUTNAM INTERNATIONAL GROWTH
            AND INCOME FUND                                      3,663,109

                                                                29,848,022
                                                               -----------
AFFILIATED STOCK PORTFOLIOS/FUNDS - 54.63%
       N/A  WELLS FARGO INCOME EQUITY
            PORTFOLIO                                            7,906,711
       N/A  WELLS FARGO LARGE COMPANY
            GROWTH PORTFOLIO                                    23,676,367
       N/A  WELLS FARGO INTERNATIONAL
            EQUITY PORTFOLIO                                     2,491,960
   124,657  WELLS FARGO SMALL CAP
            OPPORTUNITIES FUND                                   2,890,683

                                                                36,965,721
                                                               -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $68,750,341)*                         98.75% $66,813,743
OTHER ASSETS AND LIABILITIES, NET            1.25      847,337
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $67,661,080
                                          -------  -----------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $1,683,138
GROSS UNREALIZED DEPRECIATION                       (3,619,736)
                                                    ----------
NET UNREALIZED APPRECIATION                         $(1,936,598)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

WEALTHBUILDER PORTFOLIOS      STATEMENTS OF ASSETS & LIABILITIES -- NOVEMBER 30,
2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      WEALTHBUILDER     WEALTHBUILDER  WEALTHBUILDER
                                                    GROWTH BALANCED          GROWTH &         GROWTH
                                                          PORTFOLIO  INCOME PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS
    IN SECURITIES, AT MARKET VALUE (SEE COST
      BELOW)......................................    $ 45,567,995     $ 34,586,041    $ 66,813,743
  RECEIVABLE FOR DIVIDENDS, INTEREST AND OTHER
    RECEIVABLES...................................          41,419               29          53,707
  RECEIVABLE FOR FUND SHARES ISSUED...............         476,088          494,656       1,168,745
  RECEIVABLE FROM INVESTMENT ADVISOR AND
    AFFILIATES....................................              36           13,178          15,130
  PREPAID EXPENSES AND OTHER ASSETS...............             891                0               0
                                                      ------------     ------------    ------------
TOTAL ASSETS......................................      46,086,429       35,093,904      68,051,325
                                                      ------------     ------------    ------------

LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED................          39,554           63,565          59,612
  PAYABLE TO OTHER RELATED PARTIES................          91,287          127,860         205,606
  ACCRUED EXPENSES AND OTHER LIABILITIES..........          77,028           85,266         125,027
                                                      ------------     ------------    ------------
TOTAL LIABILITIES.................................         207,869          276,691         390,245
                                                      ------------     ------------    ------------
TOTAL NET ASSETS..................................    $ 45,878,560     $ 34,817,213    $ 67,661,080
                                                      ------------     ------------    ------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL.................................    $ 42,780,411     $ 34,121,191    $ 68,976,362
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)......         724,034         (121,656)       (344,133)
  UNDISTRIBUTED NET REALIZED GAIN ON
    INVESTMENTS...................................       2,331,507        1,619,285         965,449
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS...................................          42,608         (801,607)     (1,936,598)
                                                      ------------     ------------    ------------
TOTAL NET ASSETS..................................    $ 45,878,560     $ 34,817,213    $ 67,661,080
                                                      ------------     ------------    ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------------------------------------------
NET ASSETS........................................    $ 45,878,560     $ 34,817,213    $ 67,661,080
SHARES OUTSTANDING................................       3,628,419        2,607,867       4,800,818
NET ASSET VALUE PER SHARE.........................    $      12.64     $      13.35    $      14.09
MAXIMUM OFFERING PRICE PER SHARE(1)...............    $      12.83     $      13.55    $      14.30
                                                      ------------     ------------    ------------
INVESTMENT AT COST................................    $ 45,525,387     $ 35,387,648    $ 68,750,341
                                                      ------------     ------------    ------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.5 OF NET ASSET VALUE. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000
(UNAUDITED)                                             WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                      WEALTHBUILDER     WEALTHBUILDER  WEALTHBUILDER
                                                    GROWTH BALANCED          GROWTH &         GROWTH
                                                          PORTFOLIO  INCOME PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS.......................................  $       639,737  $         93,629  $     109,694
  INTEREST........................................           11,594            14,232         26,525
  EXPENSES ALLOCATED FROM AFFILIATED CORE
    PORTFOLIOS....................................          (35,917)          (49,576)      (114,363)
                                                    ---------------  ----------------  -------------
TOTAL INVESTMENT INCOME...........................          615,414            58,285         21,856
                                                    ---------------  ----------------  -------------

EXPENSES
  ADVISORY FEES...................................           70,666            50,370        102,424
  ADMINISTRATION FEES.............................           30,286            21,587         43,896
  PORTFOLIO ACCOUNTING FEES.......................           50,274            79,009        122,031
  TRANSFER AGENT..................................            6,461             5,613          9,364
  DISTRIBUTION FEES...............................          151,426           107,936        219,480
  LEGAL AND AUDIT FEES............................            3,730             3,731          3,877
  REGISTRATION FEES...............................           13,394            20,094         41,989
  DIRECTORS' FEES.................................            2,824             2,824          2,824
  SHAREHOLDER REPORTS.............................           19,353            21,348         34,576
  OTHER...........................................            5,092             5,299         10,568
                                                    ---------------  ----------------  -------------
TOTAL EXPENSES....................................          353,506           317,811        591,029
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES.............         (101,153)         (137,870)      (225,040)
  NET EXPENSES....................................          252,353           179,941        365,989
                                                    ---------------  ----------------  -------------
NET INVESTMENT INCOME (LOSS)......................          363,061          (121,656)      (344,133)
                                                    ---------------  ----------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  NON-AFFILIATED UNDERLYING FUNDS.................            3,439            12,127        237,846
  AFFILIATED UNDERLYING FUNDS.....................          (14,443)           30,946         (4,115)
  ALLOCATIONS FROM AFFILIATED CORE PORTFOLIOS.....         (126,806)         (191,086)      (354,393)
                                                    ---------------  ----------------  -------------
NET REALIZED LOSS FROM INVESTMENTS................         (137,810)         (148,013)      (120,662)
                                                    ---------------  ----------------  -------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF:
  NON-AFFILIATED UNDERLYING FUNDS.................         (838,162)         (925,530)    (3,124,591)
  AFFILIATED UNDERLYING FUNDS.....................          231,492          (764,699)      (846,545)
  ALLOCATIONS FROM AFFILIATED CORE PORTFOLIOS.....         (261,989)         (486,834)    (1,352,019)
                                                    ---------------  ----------------  -------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS...................         (868,659)       (2,177,063)    (5,323,155)
                                                    ---------------  ----------------  -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS...       (1,006,469)       (2,325,076)    (5,443,817)
                                                    ---------------  ----------------  -------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $      (643,408) $     (2,446,732) $  (5,787,950)
                                                    ---------------  ----------------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WEALTHBUILDER PORTFOLIOS                     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          WEALTHBUILDER GROWTH
                                                           BALANCED PORTFOLIO
                                                    ---------------------------------
                                                           (UNAUDITED)
                                                               FOR THE        FOR THE
                                                          PERIOD ENDED     YEAR ENDED
                                                     NOVEMBER 30, 2000   MAY 31, 2000
-------------------------------------------------------------------------------------
BEGINNING NET ASSETS..............................  $      33,748,527   $ 23,335,843
OPERATIONS:
  NET INVESTMENT INCOME (LOSS)....................            363,061        537,080
  NET REALIZED GAIN (LOSS) ON SALE OF
    INVESTMENTS...................................           (137,810)     2,873,230
  NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS.................           (868,659)      (822,993)
                                                    -----------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................           (643,408)     2,587,317
                                                    -----------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME...........................                  0       (311,663)
  NET REALIZED GAIN ON SALE OF INVESTMENTS........                  0       (492,204)
                                                    -----------------   ------------
TOTAL DISTRIBUTION TO SHAREHOLDERS................                  0       (803,867)
                                                    -----------------   ------------
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD.......................         15,840,360     15,074,492
  REINVESTMENT OF DIVIDENDS.......................                  0        789,497
  COST OF SHARES REDEEMED.........................         (3,066,919)    (7,234,755)
                                                    -----------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS..............................         12,773,441      8,629,234
                                                    -----------------   ------------
INCREASE IN NET ASSETS............................         12,130,033     10,412,684
                                                    -----------------   ------------
ENDING NET ASSETS.................................         45,878,560     33,748,527
                                                    -----------------   ------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD.....................................          1,208,966      1,198,806
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS......                  0         63,261
  SHARES REDEEMED.................................           (234,420)      (580,997)
NET INCREASE IN SHARES OUTSTANDING................            974,546        681,070
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME..........................................  $         724,034   $    360,973
                                                    -----------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                     WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                         WEALTHBUILDER GROWTH &              WEALTHBUILDER GROWTH
                                                            INCOME PORTFOLIO                       PORTFOLIO
                                                    ---------------------------------  ---------------------------------
                                                           (UNAUDITED)                        (UNAUDITED)
                                                               FOR THE        FOR THE             FOR THE        FOR THE
                                                          PERIOD ENDED     YEAR ENDED        PERIOD ENDED     YEAR ENDED
                                                     NOVEMBER 30, 2000   MAY 31, 2000   NOVEMBER 30, 2000   MAY 31, 2000
------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS..............................  $      21,108,895   $ 10,657,013   $      41,496,442   $ 12,941,667
OPERATIONS:
  NET INVESTMENT INCOME (LOSS)....................           (121,656)       (82,915)           (344,133)      (225,598)
  NET REALIZED GAIN (LOSS) ON SALE OF
    INVESTMENTS...................................           (148,013)     2,056,972            (120,662)     1,491,669
  NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS.................         (2,177,063)       (89,409)         (5,323,155)     1,531,543
                                                    -----------------   ------------   -----------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................         (2,446,732)     1,884,648          (5,787,950)     2,797,614
                                                    -----------------   ------------   -----------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME...........................                  0              0                   0              0
  NET REALIZED GAIN ON SALE OF INVESTMENTS........                  0       (120,789)                  0              0
                                                    -----------------   ------------   -----------------   ------------
TOTAL DISTRIBUTION TO SHAREHOLDERS................                  0       (120,789)                  0              0
                                                    -----------------   ------------   -----------------   ------------
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD.......................         17,461,635     11,476,039          36,824,236     30,109,511
  REINVESTMENT OF DIVIDENDS.......................                  0        116,559                   0              0
  COST OF SHARES REDEEMED.........................         (1,306,585)    (2,904,575)         (4,871,648)    (4,352,350)
                                                    -----------------   ------------   -----------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS..............................         16,155,050      8,688,023          31,952,588     25,757,161
                                                    -----------------   ------------   -----------------   ------------
INCREASE IN NET ASSETS............................         13,708,318     10,451,882          26,164,638     28,554,775
                                                    -----------------   ------------   -----------------   ------------
ENDING NET ASSETS.................................         34,817,213     21,108,895          67,661,080     41,496,442
                                                    -----------------   ------------   -----------------   ------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD.....................................          1,200,303        809,938           2,346,125      2,044,011
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS......                  0          8,514                   0              0
  SHARES REDEEMED.................................            (89,960)      (212,128)           (317,417)      (296,712)
NET INCREASE IN SHARES OUTSTANDING................          1,110,343        606,324           2,028,708      1,747,299
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME..........................................  $        (121,656)  $          0   $        (344,133)  $          0
                                                    -----------------   ------------   -----------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WEALTHBUILDER PORTFOLIOS                                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        NET REALIZED
                           BEGINNING                             AND   DIVIDENDS  DISTRIBUTIONS
                           NET ASSET                      UNREALIZED    FROM NET       FROM NET
                           VALUE PER  NET INVESTMENT  GAIN (LOSS) ON  INVESTMENT       REALIZED
                               SHARE   INCOME (LOSS)     INVESTMENTS      INCOME          GAINS
-----------------------------------------------------------------------------------------------

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $   12.72  $         0.06  $        (0.14) $        0  $           0
JUNE 1, 1999 TO MAY 31,
  2000...................      11.83            0.21            1.05       (0.14)         (0.23)
JUNE 1, 1998 TO MAY 31,
  1999...................      10.80            0.10            1.01       (0.07)         (0.01)
OCTOBER 1, 1997(3) TO
  MAY 31, 1998...........      10.00            0.07            0.76       (0.03)             0

WEALTHBUILDER GROWTH & INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............      14.10           (0.05)          (0.70)          0              0
JUNE 1, 1999 TO MAY 31,
  2000...................      11.96           (0.06)           2.33           0          (0.13)
JUNE 1, 1998 TO MAY 31,
  1999...................      10.97           (0.04)           1.04           0          (0.01)
OCTOBER 1, 1997(3) TO
  MAY 31, 1998...........      10.00               0            0.97           0              0

WEALTHBUILDER GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............      14.97           (0.07)          (0.81)          0              0
JUNE 1, 1999 TO MAY 31,
  2000...................      12.63           (0.08)           2.42           0              0
JUNE 1, 1998 TO MAY 31,
  1999...................      11.01           (0.07)           1.71           0          (0.02)
OCTOBER 1, 1997(3) TO
  MAY 31, 1998...........      10.00           (0.01)           1.03       (0.01)             0

(1)  THESE RATIOS DO NOT INCLUDE EXPENSES FROM NON-AFFILIATED FUNDS.
(2) TOTAL RETURN CALCULATION DOES NOT INCLUDE SALES CHARGE. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
(3)  THE PORTFOLIOS COMMENCED OPERATIONS ON OCTOBER 1, 1997.

FINANCIAL HIGHLIGHTS                                    WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                               ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                           NET ASSETS  ----------------------------------------             PORTFOLIO    NET ASSETS AT
                            VALUE PER  NET INVESTMENT          NET        GROSS      TOTAL   TURNOVER    END OF PERIOD
                                SHARE   INCOME (LOSS)  EXPENSES(1)  EXPENSES(1)  RETURN(2)       RATE  (000'S OMITTED)
----------------------------------------------------------------------------------------------------------------------

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............  $    12.64           1.79%        1.25%        1.75%      0.63%        4%   $        45,879
JUNE 1, 1999 TO MAY 31,
  2000...................       12.72           1.95         1.25         1.76      10.72        70             33,749
JUNE 1, 1998 TO MAY 31,
  1999...................       11.83           1.28         1.25         1.85      10.26        59             23,336
OCTOBER 1, 1997(3) TO
  MAY 31, 1998...........       10.80           0.02         1.25         2.64       8.35        20              9,300

WEALTHBUILDER GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............       13.35          (0.84)        1.25         2.20      (5.32)        4             34,817
JUNE 1, 1999 TO MAY 31,
  2000...................       14.10          (0.59)        1.25         2.12      19.02        63             21,109
JUNE 1, 1998 TO MAY 31,
  1999...................       11.96          (0.38)        1.25         1.95       9.11        32             10,657
OCTOBER 1, 1997(3) TO
  MAY 31, 1998...........       10.97          (0.41)        1.25         2.90       9.75         7              8,623

WEALTHBUILDER GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
JUNE 1, 2000 TO
  NOVEMBER 30, 2000
  (UNAUDITED)............       14.09           1.17         1.25         2.01      (5.88)        4             67,661
JUNE 1, 1999 TO MAY 31,
  2000...................       14.97          (0.99)        1.25         1.98      18.53        32             41,496
JUNE 1, 1998 TO MAY 31,
  1999...................       12.63          (0.84)        1.25         2.00      14.94        31             12,942
OCTOBER 1, 1997(3) TO
  MAY 31, 1998...........       11.01          (0.50)        1.25         3.32      10.17        16              5,695

(1)  THESE RATIOS DO NOT INCLUDE EXPENSES FROM NON-AFFILIATED FUNDS.
(2) TOTAL RETURN CALCULATION DOES NOT INCLUDE SALES CHARGE. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
(3)  THE PORTFOLIOS COMMENCED OPERATIONS ON OCTOBER 1, 1997.

WEALTHBUILDER PORTFOLIOS                           NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") was organized on March 10, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 66 separate series. These financial statements represent the Wells Fargo WealthBuilder Growth Balanced Portfolio, the Wells Fargo WealthBuilder Growth and Income Portfolio, and the Wells Fargo WealthBuilder Growth Portfolio (each, a "Portfolio", collectively, the "Portfolios"), each a diversified series of the Trust.
   In November of 1998, the parent company of Wells Fargo Bank, N.A. ("WFB"), the investment advisor to the Stagecoach Family of Funds, merged with the parent company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds. The Wells Fargo Funds Trust was created to succeed the assets and operations of various Stagecoach and Norwest Advantage Funds. Effective at the close of business on November 5, 1999, the Stagecoach Funds and Norwest Advantage Funds were consolidated into the Wells Fargo Funds through a tax free exchange of shares. The predecessors to the Portfolios in this report are as follows:

    Wells Fargo Funds Trust                                        Predecessor (Norwest) Funds
    WELLS FARGO WEALTHBUILDER GROWTH BALANCED
      PORTFOLIO                                         NORWEST WEALTHBUILDER II GROWTH BALANCED PORTFOLIO

    WELLS FARGO WEALTHBUILDER GROWTH AND INCOME         NORWEST WEALTHBUILDER II GROWTH AND INCOME
      PORTFOLIO                                         PORTFOLIO

    WELLS FARGO WEALTHBUILDER GROWTH PORTFOLIO          NORWEST WEALTHBUILDER II GROWTH PORTFOLIO

   The Wells Fargo WealthBuilder Growth Balanced Portfolio, Wells Fargo WealthBuilder Growth and Income Portfolio, and Wells Fargo WealthBuilder
  Growth Portfolio each seek to achieve their investment objectives by allocating their assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and non-affiliated funds ("Underlying Funds"). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Wells Fargo Underlying Funds are presented in separate financial statements and may be obtained from Wells Fargo Investor Services.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements, are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Each Portfolio determines its net asset value as of 4:00 p.m. (Eastern Time) on each Portfolio business day. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date. The Portfolios' investments in the Underlying Funds structured as partnerships (the "Core Portfolios") are valued daily based upon each Portfolio's proportionate share of each Core Portfolio's net assets, which are also valued daily. Short-term securities that mature in sixty days or less are valued at amortized cost which approximates value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily. Each Portfolio records its pro rata share of the Core Portfolio's net investment income, and realized and unrealized gain and loss daily.
   Dividend income is recognized on the ex-dividend date for each underlying fund.

REPURCHASE AGREEMENTS
   Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by WFB. The repurchase agreements must be fully collateralized

NOTES TO FINANCIAL STATEMENTS                           WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

  based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared and distributed at least annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax treatment; temporary differences do not require reclassifications.

EXPENSE ALLOCATIONS
   The Trust accounts separately for the assets and liabilities and the operations of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios.

FEDERAL INCOME TAXES
   Each Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each Portfolio of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2000.

3. ADVISORY FEES
   The Trust has entered into an advisory contract on behalf of the Portfolios with WFB. For the WealthBuilder Growth Balanced Portfolio, WealthBuilder Growth and Income Portfolio, and WealthBuilder Growth Portfolio Funds which are invested in various Underlying Funds, WFB is entitled to receive an investment advisory fee of 0.35% of each Portfolio's average daily net assets for providing advisory services including the determination of the asset allocations of each Portfolio's investments in the various Underlying Funds. WFB also acts as advisor to, and is entitled to receive a fee from each Core Portfolio or affiliated Fund. Prior to November 8, 1999, the Portfolios were advised by Norwest Investment Management, Inc., and were charged the same rate as described above.

4. DISTRIBUTION FEES
   The Trust has adopted a Distribution Plan ("Plan") for the Portfolios pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the payment of all or part of the cost of preparing, printing, and distributing prospectuses and distribution related services. Distribution fees are charged to the Portfolios and paid to Stephens, Inc. ("Stephens") at a rate of 0.75% of average daily net assets. The distribution fees paid on behalf of the Portfolios for the period ended November 30, 2000 are disclosed on the Statement of Operations. Prior to November 8, 1999, the Portfolios were charged the same fees at the same rate.

5. ADMINISTRATION
   The Trust has entered into an administration agreement on behalf of the Portfolios with WFB whereby WFB is entitled to receive monthly fees at the annual rate of 0.15% of each Portfolios' average daily net assets.
   Prior to November 8, 1999, the administrator of each Portfolio was Forum Administrative Services, LLC. The Portfolios were charged at the annual rate of 0.10% of each Portfolios' average daily net assets.

WEALTHBUILDER PORTFOLIOS                           NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   The Trust has entered into a contract on behalf of the Portfolios with Boston Financial Data Services Inc. ("BFDS"), whereby BFDS provides transfer agency services to the Portfolios. Forum Accounting Services, LLC provides portfolio accounting services to each Portfolio.
   Currently the Portfolios are not charged for custody services. Prior to November 8, 1999, the predecessor registrant entered into a contract on behalf of each Portfolio with Norwest Bank Minnesota, N.A. ("Norwest" now known as Wells Fargo Bank Minnesota, N.A.), whereby Norwest was responsible for providing custody services for the Portfolios. Pursuant to the contracts, Norwest was entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Portfolio.

7. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended November 30, 2000, were waived by WFB.

8. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Portfolio for the period ended November 30, 2000 were as follows:

    Portfolio                                 Purchases at Cost  Sales Proceeds
    WELLS FARGO WEALTHBUILDER GROWTH
      BALANCED PORTFOLIO                         $12,609,763       $1,725,788

    WELLS FARGO WEALTHBUILDER GROWTH AND
      INCOME PORTFOLIO                            11,722,665        1,308,595

    WELLS FARGO WEALTHBUILDER GROWTH
      PORTFOLIO                                   21,094,588        2,728,351

LIST OF ABBREVIATIONS                                   WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --  ASSOCIATION OF BAY AREA GOVERNMENTS
ADR            --  AMERICAN DEPOSITORY RECEIPTS
AMBAC          --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT            --  ALTERNATIVE MINIMUM TAX
ARM            --  ADJUSTABLE RATE MORTGAGES
BART           --  BAY AREA RAPID TRANSIT
CDA            --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC           --  CONTINGENT DEFERRED SALES CHARGE
CGIC           --  CAPITAL GUARANTY INSURANCE COMPANY
CGY            --  CAPITAL GUARANTY CORPORATION
CMT            --  CONSTANT MATURITY TREASURY
COFI           --  COST OF FUNDS INDEX
CONNIE LEE     --  CONNIE LEE INSURANCE COMPANY
COP            --  CERTIFICATE OF PARTICIPATION
CP             --  COMMERCIAL PAPER
CTF            --  COMMON TRUST FUND
DW&P           --  DEPARTMENT OF WATER & POWER
DWR            --  DEPARTMENT OF WATER RESOURCES
EDFA           --  EDUCATION FINANCE AUTHORITY
FGIC           --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA            --  FEDERAL HOUSING AUTHORITY
FHLB           --  FEDERAL HOME LOAN BANK
FHLMC          --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA           --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN            --  FLOATING RATE NOTES
FSA            --  FINANCIAL SECURITY ASSURANCE, INC
GNMA           --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO             --  GENERAL OBLIGATION
HFA            --  HOUSING FINANCE AUTHORITY
HFFA           --  HEALTH FACILITIES FINANCING AUTHORITY
IDA            --  INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR          --  LONDON INTERBANK OFFERED RATE
LLC            --  LIMITED LIABILITY CORPORATION
LOC            --  LETTER OF CREDIT
LP             --  LIMITED PARTNERSHIP
MBIA           --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR           --  MULTI-FAMILY HOUSING REVENUE
MUD            --  MUNICIPAL UTILITY DISTRICT
MTN            --  MEDIUM TERM NOTE
PCFA           --  POLLUTION CONTROL FINANCE AUTHORITY
PCR            --  POLLUTION CONTROL REVENUE
PFA            --  PUBLIC FINANCE AUTHORITY
PLC            --  PRIVATE PLACEMENT
PSFG           --  PUBLIC SCHOOL FUND GUARANTY
RAW            --  REVENUE ANTICIPATION WARRANTS
RDA            --  REDEVELOPMENT AUTHORITY
RDFA           --  REDEVELOPMENT FINANCE AUTHORITY
R&D            --  RESEARCH & DEVELOPMENT
SFMR           --  SINGLE FAMILY MORTGAGE REVENUE
TBA            --  TO BE ANNOUNCED
TRAN           --  TAX REVENUE ANTICIPATION NOTES
USD            --  UNIFIED SCHOOL DISTRICT
V/R            --  VARIABLE RATE
WEBS           --  WORLD EQUITY BENCHMARK SHARES

  More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, fax or e-mail to:

  Wells Fargo Funds
  P.O. Box 8266
  Boston, MA 02266-8266
  Fax: 1-415-977-9301
  E-mail: WFFUNDS@wellsfargo.com

  Or, call the WELLS FARGO FUNDS Sales & Service Desk at 1-800-552-9612.

  Wells Fargo Bank, N.A. and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and its affiliates are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

 DATED MATERIAL
 PLEASE EXPEDITE

  [LOGO]

 P.O. Box 8266
 Boston, MA 02266-8266

[RECYCLED LOGO]                                                   SAR 013 (1/01)